LVIP Dimensional International Core Equity Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.50%
Australia–6.35%
29Metals Ltd.	30,733	$ 24,473
†A2B Australia Ltd.	7,280	7,275
Accent Group Ltd.	23,197	36,954
Adairs Ltd.	14,344	19,576
Adbri Ltd.	25,861	27,558
AGL Energy Ltd.	22,177	119,633
†Ainsworth Game Technology Ltd.	6,705	4,706
†Alkane Resources Ltd.	24,815	13,158
†Alliance Aviation Services Ltd.	9,515	22,049
†Allkem Ltd.	14,245	114,118
ALS Ltd.	19,130	158,857
Altium Ltd.	3,169	81,417
Alumina Ltd.	122,405	119,986
Alumina Ltd. ADR	1,700	6,715
†AMA Group Ltd.	41,131	6,605
AMP Ltd.	271,448	191,509
Ampol Ltd.	13,830	281,965
Ansell Ltd.	9,386	167,228
ANZ Group Holdings Ltd.	40,571	625,204
APA Group	20,563	139,689
†Appen Ltd.	3,936	7,484
ARB Corp. Ltd.	3,789	80,924
Ardent Leisure Group Ltd.	56,288	23,737
Aristocrat Leisure Ltd.	10,926	273,177
ASX Ltd.	1,992	86,992
Atlas Arteria Ltd.	40,489	170,944
AUB Group Ltd.	4,311	74,082
†Aurelia Metals Ltd.	66,930	5,623
Aurizon Holdings Ltd.	113,427	255,479
Austal Ltd.	23,948	27,676
†Australian Agricultural Co. Ltd.	17,102	17,633
Australian Ethical Investment Ltd.	7,408	14,926
Auswide Bank Ltd.	2,552	9,661
Baby Bunting Group Ltd.	5,130	6,910
Bank of Queensland Ltd.	39,968	174,280
Bapcor Ltd.	29,215	125,472
Beach Energy Ltd.	151,652	143,583
Bega Cheese Ltd.	21,396	51,994
Bell Financial Group Ltd.	20,472	14,095
Bendigo & Adelaide Bank Ltd.	36,945	214,914
BHP Group Ltd.	53,983	1,707,861
BHP Group Ltd. ADR	32,090	2,034,827
Blackmores Ltd.	687	32,400
BlueScope Steel Ltd.	32,639	441,781
†Boral Ltd.	24,103	56,970
Brambles Ltd.	39,140	352,896
Bravura Solutions Ltd.	17,986	4,819
Breville Group Ltd.	4,589	59,147
Brickworks Ltd.	6,412	97,433
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
=†BWX Ltd.	3,186	$ 428
Capitol Health Ltd.	68,459	12,356
†Capricorn Metals Ltd.	9,310	29,590
carsales.com Ltd.	12,989	194,121
Cedar Woods Properties Ltd.	3,769	11,186
Challenger Ltd.	36,923	154,968
Champion Iron Ltd.	23,585	112,967
†City Chic Collective Ltd.	7,495	2,722
Cleanaway Waste Management Ltd.	101,049	161,698
Clinuvel Pharmaceuticals Ltd.	1,998	25,974
Cochlear Ltd.	1,266	201,548
Codan Ltd.	8,979	32,880
†Cogstate Ltd.	4,311	4,337
Coles Group Ltd.	20,991	253,627
Collins Foods Ltd.	10,696	59,772
Commonwealth Bank of Australia	16,292	1,075,688
Computershare Ltd.	12,854	186,707
†Cooper Energy Ltd.	131,415	14,108
Corporate Travel Management Ltd.	6,019	73,442
Costa Group Holdings Ltd.	33,732	58,522
CSL Ltd.	2,969	575,007
CSR Ltd.	42,583	135,779
Data#3 Ltd.	9,337	45,639
†De Grey Mining Ltd.	23,671	24,526
Dicker Data Ltd.	4,196	23,053
Domain Holdings Australia Ltd.	13,033	30,918
Domino's Pizza Enterprises Ltd.	2,596	87,146
Downer EDI Ltd.	54,415	125,546
Eagers Automotive Ltd.	9,563	86,814
Elanor Investor Group	7,930	7,951
Elders Ltd.	10,004	57,871
†Electro Optic Systems Holdings Ltd.	7,789	2,380
Emeco Holdings Ltd.	23,831	11,673
Endeavour Group Ltd.	23,537	106,936
=†Energy World Corp. Ltd.	57,823	1,353
Enero Group Ltd.	5,128	6,153
EQT Holdings Ltd.	1,701	29,244
Estia Health Ltd.	23,316	41,419
Euroz Hartleys Group Ltd.	6,205	4,749
Evolution Mining Ltd.	80,516	167,170
EVT Ltd.	9,381	76,875
†FleetPartners Group Ltd.	23,440	32,832
†Fleetwood Ltd.	8,185	6,698
†Flight Centre Travel Group Ltd.	4,175	51,986
LVIP Dimensional International Core Equity Fund–1

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Fortescue Metals Group Ltd.	40,394	$ 607,185
G8 Education Ltd.	76,969	62,464
Gold Road Resources Ltd.	52,661	59,748
GR Engineering Services Ltd.	8,627	10,937
GrainCorp Ltd. Class A	19,403	90,044
Grange Resources Ltd.	19,800	9,582
GUD Holdings Ltd.	9,790	64,675
GWA Group Ltd.	14,929	16,379
Hansen Technologies Ltd.	12,748	39,501
Harvey Norman Holdings Ltd.	43,731	105,247
Healius Ltd.	45,358	96,315
Helia Group Ltd.	31,524	60,648
HT&E Ltd.	22,200	16,769
HUB24 Ltd.	2,110	39,314
IDP Education Ltd.	5,313	97,910
IGO Ltd.	11,365	97,456
Iluka Resources Ltd.	26,111	186,351
Imdex Ltd.	44,759	67,538
†Immutep Ltd. ADR	4,950	8,316
Incitec Pivot Ltd.	128,004	269,733
Infomedia Ltd.	19,919	19,948
Inghams Group Ltd.	35,938	75,263
Insignia Financial Ltd.	51,050	94,174
Insurance Australia Group Ltd.	46,970	147,847
Integral Diagnostics Ltd.	13,026	25,662
†Integrated Research Ltd.	6,964	1,981
InvoCare Ltd.	6,557	52,023
IPH Ltd.	9,960	49,670
IRESS Ltd.	12,236	81,852
IVE Group Ltd.	13,275	22,003
JB Hi-Fi Ltd.	7,657	218,526
Johns Lyng Group Ltd.	9,443	40,712
Jupiter Mines Ltd.	61,368	9,640
†Karoon Energy Ltd.	18,921	27,175
Kelsian Group Ltd.	10,962	43,146
†Kogan.com Ltd.	2,826	7,053
Lendlease Corp. Ltd.	18,335	89,229
Lifestyle Communities Ltd.	4,358	46,696
Link Administration Holdings Ltd.	43,066	61,146
Lottery Corp. Ltd.	52,826	181,687
Lovisa Holdings Ltd.	4,119	67,421
†Lynas Rare Earths Ltd.	26,388	112,331
MA Financial Group Ltd.	1,772	4,717
Macmahon Holdings Ltd.	102,720	9,924
Macquarie Group Ltd.	3,463	410,018
Magellan Financial Group Ltd.	8,701	50,953
†Mayne Pharma Group Ltd.	10,321	25,963
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
McMillan Shakespeare Ltd.	6,278	$ 60,613
McPherson's Ltd.	9,847	3,883
Medibank Pvt Ltd.	96,793	218,430
†Megaport Ltd.	1,980	5,547
†Mesoblast Ltd.	24,142	15,412
†Metals X Ltd.	32,061	7,085
Metcash Ltd.	63,697	164,673
Michael Hill International Ltd.	14,556	9,584
†Mincor Resources NL	12,550	11,836
Mineral Resources Ltd.	6,322	341,748
†MMA Offshore Ltd.	44,718	35,033
Monadelphous Group Ltd.	7,774	65,483
Monash IVF Group Ltd.	25,246	18,090
†Mount Gibson Iron Ltd.	40,070	14,341
Myer Holdings Ltd.	88,520	52,918
MyState Ltd.	7,174	17,264
†Nanosonics Ltd.	3,177	10,932
National Australia Bank Ltd.	45,481	847,463
Netwealth Group Ltd.	8,892	81,416
New Hope Corp. Ltd.	36,510	138,818
Newcrest Mining Ltd.	24,757	441,758
†NEXTDC Ltd.	10,932	77,363
nib holdings Ltd.	30,812	145,960
Nick Scali Ltd.	4,073	25,628
Nickel Industries Ltd.	59,350	36,009
Nine Entertainment Co. Holdings Ltd.	114,713	152,551
Northern Star Resources Ltd.	39,640	325,054
†Novonix Ltd.	3,323	2,855
NRW Holdings Ltd.	46,732	75,317
Nufarm Ltd.	33,137	127,218
Objective Corp. Ltd.	662	5,733
†OFX Group Ltd.	15,689	16,456
OM Holdings Ltd.	23,197	11,164
†Omni Bridgeway Ltd.	13,858	24,713
oOh!media Ltd.	48,209	52,579
Orica Ltd.	22,486	232,290
Origin Energy Ltd.	42,203	235,032
Orora Ltd.	57,100	131,396
OZ Minerals Ltd.	15,632	294,393
Pact Group Holdings Ltd.	10,178	7,645
†Paladin Energy Ltd.	39,488	17,296
Peet Ltd.	38,309	28,937
PeopleIN Ltd.	6,278	12,300
†Perenti Ltd.	58,945	47,815
Perpetual Ltd.	6,333	93,618
Perseus Mining Ltd.	114,449	181,668
†PEXA Group Ltd.	6,267	56,864
Pilbara Minerals Ltd.	60,817	161,798

LVIP Dimensional International Core Equity Fund–2

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Pinnacle Investment Management Group Ltd.	830	$ 4,412
Platinum Asset Management Ltd.	34,940	40,360
†PointsBet Holdings Ltd.	17,900	14,820
†PolyNovo Ltd.	17,236	20,791
Praemium Ltd.	19,514	9,807
Premier Investments Ltd.	5,944	104,606
Pro Medicus Ltd.	2,911	125,550
Propel Funeral Partners Ltd.	3,978	11,895
PWR Holdings Ltd.	7,683	51,432
†Qantas Airways Ltd.	16,133	72,009
QBE Insurance Group Ltd.	18,984	185,863
Qube Holdings Ltd.	74,773	144,385
Ramelius Resources Ltd.	61,239	51,828
Ramsay Health Care Ltd.	3,891	173,862
REA Group Ltd.	988	92,124
†Red 5 Ltd.	48,536	4,849
†Redbubble Ltd.	8,524	2,589
Reece Ltd.	2,575	30,179
Regis Healthcare Ltd.	6,738	8,766
†Regis Resources Ltd.	71,547	99,197
†Reject Shop Ltd.	2,536	7,122
Reliance Worldwide Corp. Ltd.	48,221	119,943
†Resolute Mining Ltd.	141,363	39,566
†Retail Food Group Ltd.	205,945	9,411
Ridley Corp. Ltd.	36,736	54,272
Rio Tinto Ltd.	11,592	931,414
†Sandfire Resources Ltd.	34,866	147,995
Santos Ltd.	101,863	468,814
SEEK Ltd.	4,023	65,032
Select Harvests Ltd.	8,721	24,183
Servcorp Ltd.	2,368	5,018
Service Stream Ltd.	54,665	23,654
Seven Group Holdings Ltd.	4,272	66,360
†Seven West Media Ltd.	80,912	22,529
SG Fleet Group Ltd.	12,991	18,035
†Sierra Rutile Holdings Ltd.	26,111	4,575
Sigma Healthcare Ltd.	103,330	48,443
†Silver Lake Resources Ltd.	76,609	59,764
Sims Ltd.	13,898	144,932
SmartGroup Corp. Ltd.	4,615	19,875
Sonic Healthcare Ltd.	21,502	504,070
South32 Ltd.	222,969	653,462
Southern Cross Media Group Ltd.	16,431	9,574
SRG Global Ltd.	41,671	20,968
†St Barbara Ltd.	62,703	28,011
†Star Entertainment Group Ltd.	124,077	119,424
Steadfast Group Ltd.	31,887	125,237
Suncorp Group Ltd.	30,214	245,492
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Sunland Group Ltd.	6,027	$ 5,600
Super Retail Group Ltd.	14,826	125,385
†Superloop Ltd.	24,939	9,359
Symbio Holdings Ltd.	2,506	3,008
†Syrah Resources Ltd.	40,146	49,721
Tabcorp Holdings Ltd.	185,750	123,848
Technology One Ltd.	17,900	175,901
Telstra Corp. Ltd.	79,302	224,536
†Temple & Webster Group Ltd.	2,541	5,901
=Ten Sixty Four Ltd.	34,142	13,009
Terracom Ltd.	17,167	7,700
TPG Telecom Ltd.	17,504	57,370
Transurban Group	24,939	238,127
Treasury Wine Estates Ltd.	8,081	70,941
†Tuas Ltd.	11,966	11,922
†Tyro Payments Ltd.	4,134	4,013
United Malt Group Ltd.	20,933	66,903
Viva Energy Group Ltd.	60,349	122,681
†Webjet Ltd.	10,586	50,029
Wesfarmers Ltd.	15,566	526,108
†West African Resources Ltd.	66,776	42,745
†Westgold Resources Ltd.	30,764	26,853
Westpac Banking Corp.	47,517	691,829
Whitehaven Coal Ltd.	73,441	330,625
WiseTech Global Ltd.	840	37,005
Woodside Energy Group Ltd.	46,271	1,034,624
Woolworths Group Ltd.	17,825	453,160
Worley Ltd.	9,542	92,422
Yancoal Australia Ltd.	3,195	12,406
		32,117,835
Austria–0.59%
Agrana Beteiligungs AG	1,444	25,604
ANDRITZ AG	4,969	336,223
AT&S Austria Technologie & Systemtechnik AG	2,359	72,770
†BAWAG Group AG	5,665	275,144
†CA Immobilien Anlagen	2,270	60,990
†DO & Co. AG	520	60,892
Erste Group Bank AG	11,496	380,855
Lenzing AG	820	62,118
Mayr Melnhof Karton AG	482	80,113
Oesterreichische Post AG	2,883	106,729
OMV AG	10,003	459,369
†Palfinger AG	713	22,252
POLYTEC Holding AG	1,389	6,958
Porr Ag	1,155	16,910
†Raiffeisen Bank International AG	10,645	163,413
Rosenbauer International AG	188	6,639

LVIP Dimensional International Core Equity Fund–3

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Austria (continued)
Schoeller-Bleckmann Oilfield Equipment AG	676	$ 43,570
Semperit AG Holding	457	12,291
†Telekom Austria AG	13,878	104,602
UBM Development AG	240	7,210
UNIQA Insurance Group AG	6,159	51,895
Verbund AG	428	37,229
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,121	83,932
voestalpine AG	9,005	306,194
Wienerberger AG	5,936	171,854
Zumtobel Group AG	1,947	15,061
		2,970,817
Belgium–1.24%
Ackermans & van Haaren NV	1,881	310,065
Ageas SA	11,022	476,793
†AGFA-Gevaert NV	14,619	42,787
Anheuser-Busch InBev SA	13,979	931,838
Anheuser-Busch InBev SA ADR	1,200	80,076
Atenor	154	7,482
Barco NV	1,187	35,381
Bekaert SA	3,277	148,012
bpost SA	6,706	38,238
†Cie d'Entreprises CFE	740	8,066
Deceuninck NV	7,755	21,180
†Deme Group NV	740	94,807
D'ieteren Group	440	85,616
Econocom Group SA	6,908	22,185
Elia Group SA	1,268	167,447
Etablissements Franz Colruyt NV	4,595	134,661
Euronav NV	10,789	180,546
EVS Broadcast Equipment SA	1,163	27,720
Exmar NV	2,088	21,979
Fagron	5,252	89,724
†Greenyard NV	1,186	8,220
Immobel SA	390	20,295
Ion Beam Applications	2,113	36,573
Jensen-Group NV	278	9,768
KBC Group NV	14,248	978,991
†Kinepolis Group NV	664	34,163
Lotus Bakeries NV	34	237,957
Melexis NV	1,621	187,731
†Ontex Group NV	5,670	42,278
†Orange Belgium SA	1,748	28,928
Proximus SADP	10,015	96,848
Recticel SA	4,441	82,812
Sipef NV	408	27,040
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Belgium (continued)
Solvay SA	6,621	$ 757,219
Telenet Group Holding NV	1,893	43,049
TER Beke SA	50	4,685
†Tessenderlo Group SA	1,773	55,410
UCB SA	1,784	159,447
Umicore SA	11,683	396,302
Van de Velde NV	509	19,983
VGP NV	785	69,979
†X-Fab Silicon Foundries SE	4,109	38,801
		6,261,082
Britain–0.05%
Hargreaves Services PLC	2,415	12,513
Travis Perkins PLC	16,821	199,146
Wickes Group PLC	16,234	27,676
		239,335
Canada–10.51%
†5N Plus, Inc.	6,300	16,036
Absolute Software Corp.	1,400	10,949
Acadian Timber Corp.	800	9,335
†Advantage Energy Ltd.	16,293	94,153
Aecon Group, Inc.	5,100	51,811
Ag Growth International, Inc.	900	40,835
AGF Management Ltd. Class B	5,000	29,412
Agnico Eagle Mines Ltd.	14,396	733,804
†Aimia, Inc.	2,700	7,292
†Air Canada	6,130	86,859
AirBoss of America Corp.	1,300	7,416
Alamos Gold, Inc. Class A	35,389	432,489
Algoma Central Corp.	1,600	18,646
Algonquin Power & Utilities Corp.	18,794	157,802
Alimentation Couche-Tard, Inc.	13,900	698,857
AltaGas Ltd.	18,934	315,637
Altius Minerals Corp.	3,600	61,239
Altus Group Ltd.	796	33,801
Amerigo Resources Ltd.	14,300	17,247
Andlauer Healthcare Group, Inc.	1,200	45,283
Andrew Peller Ltd. Class A	1,500	5,205
ARC Resources Ltd.	49,641	563,075
†Argonaut Gold, Inc.	16,363	7,628
†Aritzia, Inc.	7,100	227,841
Atco Ltd. Class I	4,200	134,624
†Athabasca Oil Corp.	26,708	63,830
†ATS Corp.	3,100	129,803
†Aurora Cannabis, Inc.	9,319	6,497
†AutoCanada, Inc.	1,479	21,755
B2Gold Corp.	101,560	401,280

LVIP Dimensional International Core Equity Fund–4

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Badger Infrastructure Solution	2,900	$ 70,124
†Ballard Power Systems, Inc.	7,858	43,769
Bank of Montreal	13,212	1,177,320
Bank of Nova Scotia	22,691	1,142,730
Barrick Gold Corp.	25,292	469,672
†Bausch Health Cos., Inc.	6,866	55,615
†Baytex Energy Corp.	49,005	183,837
BCE, Inc.	1,830	81,968
Birchcliff Energy Ltd.	24,553	139,161
Bird Construction, Inc.	3,322	22,343
Black Diamond Group Ltd.	2,500	10,988
†BlackBerry Ltd.	9,500	43,384
BMTC Group, Inc.	600	6,362
†Bombardier, Inc. Class B	4,408	240,638
†Bonterra Energy Corp.	2,713	13,249
Boralex, Inc. Class A	3,066	93,353
Boyd Group Services, Inc.	1,101	175,997
†Bragg Gaming Group, Inc.	1,500	5,327
Brookfield Asset Management Ltd. Class A	1,927	63,051
Brookfield Corp.	7,696	250,813
Brookfield Infrastructure Corp. Class A	4,303	198,323
Brookfield Reinsurance Ltd.	15	495
BRP, Inc.	1,741	136,230
†CAE, Inc.	7,224	163,463
†Calfrac Well Services Ltd.	2,200	6,625
Calian Group Ltd.	600	28,932
Cameco Corp.	3,563	93,244
Canaccord Genuity Group, Inc.	8,726	70,699
Canacol Energy Ltd.	2,620	21,848
†Canada Goose Holdings, Inc.	3,868	74,459
Canadian Imperial Bank of Commerce	19,536	828,620
Canadian National Railway Co.	6,016	709,708
Canadian Natural Resources Ltd.	27,766	1,536,844
Canadian Pacific Railway Ltd.	3,156	242,823
Canadian Tire Corp. Ltd. Class A	3,908	509,992
Canadian Utilities Ltd. Class A	3,945	109,929
Canadian Western Bank	6,945	127,235
†Canfor Corp.	6,500	104,462
†Canfor Pulp Products, Inc.	2,900	6,373
†Canopy Growth Corp.	2,387	4,177
Capital Power Corp.	5,188	159,843
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†Capstone Copper Corp.	27,443	$ 123,864
Cardinal Energy Ltd.	13,600	71,648
Cascades, Inc.	8,787	71,453
CCL Industries, Inc. Class B	5,078	252,266
†Celestica, Inc.	10,108	130,393
Cenovus Energy, Inc.	33,294	581,100
Centerra Gold, Inc.	16,227	104,818
CES Energy Solutions Corp.	18,401	36,489
†CGI, Inc.	5,459	525,736
China Gold International Resources Corp. Ltd.	14,900	54,021
CI Financial Corp.	16,000	151,299
Cogeco Communications, Inc.	1,566	76,278
Cogeco, Inc.	600	27,006
Colliers International Group, Inc.	1,475	155,686
Computer Modelling Group Ltd.	8,100	43,512
Constellation Software, Inc.	300	564,020
†Converge Technology Solutions Corp.	4,800	14,491
†Copper Mountain Mining Corp.	18,300	29,654
Corby Spirit & Wine Ltd.	700	8,002
Corus Entertainment, Inc. Class B	19,156	24,379
Crescent Point Energy Corp.	55,030	388,464
†Crew Energy, Inc.	5,725	20,079
†Cronos Group, Inc.	19,611	38,045
†Denison Mines Corp.	25,260	27,475
†Descartes Systems Group, Inc.	700	56,427
Dexterra Group, Inc.	2,620	9,596
Dollarama, Inc.	6,416	383,441
Doman Building Materials Group Ltd.	6,028	28,679
†Dorel Industries, Inc. Class B	1,100	3,191
DREAM Unlimited Corp. Class A	2,819	49,372
Dundee Precious Metals, Inc.	10,800	78,792
Dynacor Group, Inc.	4,700	10,433
E-L Financial Corp. Ltd.	139	93,388
†Eldorado Gold Corp.	16,921	175,295
Emera, Inc.	4,709	193,447
Empire Co. Ltd. Class A	12,607	337,959
Enbridge, Inc.	16,463	627,887
Enerflex Ltd.	7,900	47,055

LVIP Dimensional International Core Equity Fund–5

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Enerplus Corp.	21,688	$ 312,524
Enghouse Systems Ltd.	3,200	90,566
†Ensign Energy Services, Inc.	13,872	31,203
EQB, Inc.	2,312	99,733
†Equinox Gold Corp.	22,920	117,903
†ERO Copper Corp.	3,262	57,710
Evertz Technologies Ltd.	1,800	14,717
Exchange Income Corp.	1,608	63,713
Exco Technologies Ltd.	2,400	13,585
Extendicare, Inc.	8,400	39,778
Fairfax Financial Holdings Ltd.	792	526,728
Fiera Capital Corp.	3,700	21,190
Finning International, Inc.	11,000	274,206
First Majestic Silver Corp.	8,788	63,361
First Quantum Minerals Ltd.	22,779	523,673
FirstService Corp.	1,597	225,065
Fortis, Inc.	7,234	307,604
†Fortuna Silver Mines, Inc.	14,658	55,855
Franco-Nevada Corp.	1,482	216,076
†Frontera Energy Corp.	5,800	50,039
†Galiano Gold, Inc.	4,900	2,864
†GDI Integrated Facility Services, Inc.	1,200	39,272
George Weston Ltd.	2,607	345,478
GFL Environmental, Inc.	2,680	92,299
Gibson Energy, Inc.	11,272	180,152
Gildan Activewear, Inc.	9,982	331,358
†GoldMoney, Inc.	6,400	9,282
†Gran Tierra Energy, Inc.	33,675	29,900
Great-West Lifeco, Inc.	6,395	169,492
Hammond Power Solutions, Inc.	1,600	45,082
Headwater Exploration, Inc.	14,654	68,418
†Heroux-Devtek, Inc.	2,187	21,166
High Liner Foods, Inc.	2,452	27,813
HLS Therapeutics, Inc.	2,317	10,801
Home Capital Group, Inc.	4,312	131,769
Hudbay Minerals, Inc.	19,063	100,035
Hydro One Ltd.	4,900	139,513
iA Financial Corp., Inc.	7,323	464,142
†IAMGOLD Corp.	34,000	92,763
IGM Financial, Inc.	4,694	140,282
†Imperial Metals Corp.	3,600	5,461
Imperial Oil Ltd.	6,018	305,775
Information Services Corp.	1,000	16,278
Innergex Renewable Energy, Inc.	6,057	65,791
InPlay Oil Corp.	5,700	11,345
Intact Financial Corp.	4,280	612,532
†Interfor Corp.	6,355	103,542
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†International Petroleum Corp.	8,726	$ 83,221
Jamieson Wellness, Inc.	1,000	24,780
†Journey Energy, Inc.	3,866	17,163
†K92 Mining, Inc.	6,500	36,937
†Karora Resources, Inc.	8,800	29,561
K-Bro Linen, Inc.	800	16,503
†Kelt Exploration Ltd.	13,500	45,849
Keyera Corp.	10,894	238,515
†Kinaxis, Inc.	600	82,380
Kinross Gold Corp.	107,332	505,092
Lassonde Industries, Inc. Class A	400	30,875
Laurentian Bank of Canada	3,587	84,427
Leon's Furniture Ltd.	2,194	28,052
†Lightspeed Commerce, Inc.	7,902	119,952
Linamar Corp.	4,176	200,936
Loblaw Cos. Ltd.	4,588	418,131
†Lucara Diamond Corp.	28,465	10,742
†Lumine Group, Inc.	900	9,796
Lundin Gold, Inc.	4,100	47,871
Lundin Mining Corp.	50,809	345,118
Magellan Aerospace Corp.	1,000	5,549
Magna International, Inc.	15,021	804,675
†Mainstreet Equity Corp.	200	19,367
†Major Drilling Group International, Inc.	6,566	51,644
†Mandalay Resources Corp.	5,200	10,081
Manulife Financial Corp.	23,153	424,857
Maple Leaf Foods, Inc.	6,022	116,519
Martinrea International, Inc.	9,900	106,728
Medical Facilities	2,900	17,059
†MEG Energy Corp.	28,038	450,392
Methanex Corp.	4,115	191,472
Metro, Inc.	5,671	311,936
Morguard Corp.	186	14,277
†Mountain Province Diamonds, Inc.	4,500	1,665
MTY Food Group, Inc.	600	26,966
Mullen Group Ltd.	8,500	92,893
National Bank of Canada	15,925	1,139,082
Neo Performance Materials, Inc.	900	6,180
†New Gold, Inc.	59,077	64,257
NFI Group, Inc.	5,000	30,448
North American Construction Group Ltd.	2,400	40,053
North West Co., Inc.	3,800	106,254
Northland Power, Inc.	12,856	322,280
Nutrien Ltd.	18,969	1,400,861
†Nuvei Corp.	400	17,410

LVIP Dimensional International Core Equity Fund–6

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†NuVista Energy Ltd.	10,300	$ 83,299
†Obsidian Energy Ltd.	2,900	18,560
OceanaGold Corp.	50,766	125,835
Open Text Corp.	9,534	367,536
†Organigram Holdings, Inc.	5,865	3,754
Osisko Gold Royalties Ltd.	12,540	198,330
Pan American Silver Corp.	13,853	252,605
Paramount Resources Ltd. Class A	5,950	130,314
Parex Resources, Inc.	11,160	207,593
Park Lawn Corp.	1,419	29,230
Parkland Corp.	11,221	269,005
Pason Systems, Inc.	5,362	48,125
Pembina Pipeline Corp.	5,845	189,377
†Petrus Resources Ltd.	1,100	1,481
Peyto Exploration & Development Corp.	14,495	129,881
PHX Energy Services Corp.	3,310	16,654
†Pieridae Energy Ltd.	11,200	4,309
Pine Cliff Energy Ltd.	9,500	9,068
Pipestone Energy Corp.	7,479	15,329
Pizza Pizza Royalty Corp.	900	9,170
Polaris Renewable Energy, Inc.	1,700	16,755
Pollard Banknote Ltd.	800	14,621
†Precision Drilling Corp.	1,455	74,793
Premium Brands Holdings Corp.	1,900	140,570
Pulse Seismic, Inc.	4,700	5,912
Quarterhill, Inc.	21,100	23,887
Quebecor, Inc. Class B	8,600	212,598
†Real Matters, Inc.	5,000	18,054
Restaurant Brands International, Inc.	6,337	425,465
†RF Capital Group, Inc.	445	4,060
Richelieu Hardware Ltd.	3,600	99,463
Ritchie Bros Auctioneers, Inc.	4,000	225,160
Rogers Communications, Inc. Class B	10,349	479,757
Rogers Sugar, Inc.	8,922	40,203
Royal Bank of Canada	32,193	3,077,473
Russel Metals, Inc.	6,029	153,145
Sandstorm Gold Ltd.	4,329	25,176
Saputo, Inc.	2,276	58,891
Savaria Corp.	900	10,548
Secure Energy Services, Inc.	15,950	74,469
Shaw Communications, Inc. Class B	25,977	776,972
†ShawCor Ltd.	7,434	68,427
†Shopify, Inc. Class A	1,000	47,947
Sienna Senior Living, Inc.	3,200	25,430
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Sleep Country Canada Holdings, Inc.	2,800	$ 48,852
SNC-Lavalin Group, Inc.	9,870	242,606
Spin Master Corp.	2,381	66,189
Sprott, Inc.	455	16,571
SSR Mining, Inc.	18,197	275,190
Stantec, Inc.	4,440	259,473
Stelco Holdings, Inc.	2,870	111,147
Stella-Jones, Inc.	5,046	193,365
Sun Life Financial, Inc.	13,229	617,794
Suncor Energy, Inc.	48,896	1,518,221
†SunOpta, Inc.	4,163	32,055
Superior Plus Corp.	5,757	47,453
Tamarack Valley Energy Ltd.	31,060	90,778
†Taseko Mines Ltd.	18,300	30,331
TC Energy Corp.	5,815	226,262
†Teck Resources Ltd. Class B	33,311	1,216,029
†TeraGo, Inc.	1,800	4,262
TerraVest Industries, Inc.	900	18,313
TFI International, Inc.	2,657	317,040
Thomson Reuters Corp.	296	38,516
Tidewater Midstream & Infrastructure Ltd.	18,184	12,109
TMX Group Ltd.	1,309	132,208
†Torex Gold Resources, Inc.	6,800	113,157
Toromont Industries Ltd.	3,600	295,485
Toronto-Dominion Bank	22,624	1,355,165
Total Energy Services, Inc.	3,299	20,211
Tourmaline Oil Corp.	14,378	599,163
TransAlta Corp.	22,240	194,526
TransAlta Renewables, Inc.	4,264	39,248
Transcontinental, Inc. Class A	7,600	78,896
Trican Well Service Ltd.	12,870	29,330
Tricon Residential, Inc.	11,916	92,392
†Trisura Group Ltd.	1,300	31,829
†Uni-Select, Inc.	3,100	106,889
Vermilion Energy, Inc.	14,557	188,807
VersaBank	900	6,659
Wajax Corp.	2,500	45,597
†Wesdome Gold Mines Ltd.	10,300	58,988
West Fraser Timber Co. Ltd.	5,987	426,942
Western Forest Products, Inc.	34,200	28,342
Westshore Terminals Investment Corp.	2,878	57,581
Wheaton Precious Metals Corp.	3,160	152,186
Whitecap Resources, Inc.	58,329	451,009
†WildBrain Ltd.	9,347	16,598

LVIP Dimensional International Core Equity Fund–7

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Winpak Ltd.	2,095	$ 66,547
WSP Global, Inc.	2,754	360,740
Yamana Gold, Inc.	62,109	362,270
Yellow Pages Ltd.	1,613	15,694
		53,204,492
Chile–0.03%
Antofagasta PLC	7,663	150,099
		150,099
China–0.06%
†AustAsia Group Ltd.	8,360	3,429
Belimo Holding AG	587	283,713
†Fosun Tourism Group	18,600	23,855
†KRP Development Holdings Ltd.	13,000	2,319
		313,316
Denmark–2.53%
†ALK-Abello AS	6,260	97,135
Alm Brand AS	63,402	118,517
†Ambu AS Class B	656	9,864
AP Moller - Maersk AS Class A	52	92,250
AP Moller - Maersk AS Class B	66	119,969
†Bang & Olufsen AS	8,549	12,145
†Bavarian Nordic AS	5,084	146,469
†Better Collective AS	1,369	26,619
†Brodrene Hartmann AS	211	9,299
†Cadeler AS	5,873	23,904
Carlsberg AS Class B	3,065	475,587
cBrain AS	389	7,965
†Chemometec AS	653	37,548
Chr Hansen Holding AS	5,225	397,468
Coloplast AS Class B	3,629	477,820
Columbus AS	4,653	4,362
D/S Norden AS	2,354	158,305
†Danske Bank AS	15,418	310,192
†Demant AS	4,628	162,473
Dfds AS	2,990	121,318
DSV AS	3,505	679,610
FLSmidth & Co. AS	3,466	132,781
†Genmab AS	935	353,435
†GN Store Nord AS	5,520	123,773
H Lundbeck AS	24,445	113,113
H Lundbeck AS Class A	3,565	15,112
†H+H International AS Class B	1,148	18,045
†ISS AS	12,503	255,174
Jeudan AS	571	21,073
†Jyske Bank AS	4,346	304,557
Matas AS	3,162	38,778
†Netcompany Group AS	1,727	63,025
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
†Nilfisk Holding AS	1,443	$ 28,400
†NKT AS	3,831	199,803
†NNIT AS	488	4,935
Novo Nordisk AS ADR	2,700	429,678
Novo Nordisk AS Class B	24,610	3,908,591
Novozymes AS Class B	3,694	189,144
†NTG Nordic Transport Group AS Class A	319	19,013
Orsted AS	1,635	139,413
Pandora AS	6,883	660,687
Per Aarsleff Holding AS	1,112	47,754
Ringkjoebing Landbobank AS	2,305	325,557
ROCKWOOL AS Class A	423	102,955
ROCKWOOL AS Class B	551	135,115
Royal Unibrew AS	3,551	309,545
†RTX AS	299	6,085
Scandinavian Tobacco Group AS Class A	5,273	104,979
Schouw & Co. AS	848	71,039
SimCorp AS	2,948	222,982
Solar AS Class B	701	56,583
SP Group AS	170	6,439
Spar Nord Bank AS	6,895	108,907
Sparekassen Sjaelland-Fyn AS	1,222	32,627
Sydbank AS	5,781	259,921
†Tivoli AS	204	23,936
†Topdanmark AS	3,407	182,136
Tryg AS	11,931	260,878
†Zealand Pharma AS	1,100	34,463
		12,799,250
Faeroe Islands–0.06%
Vestas Wind Systems AS	9,768	284,683
		284,683
Finland–1.50%
†Afarak Group SE	29,162	19,102
Aktia Bank Oyj	3,682	38,133
Alandsbanken Abp Class B	968	40,017
†Alma Media Oyj	1,259	12,610
Anora Group Oyj	1,138	6,838
Aspo Oyj	1,168	10,843
Atria Oyj	742	9,206
Cargotec Oyj Class B	2,034	99,016
Caverion Oyj	2,310	21,470
†Citycon Oyj	5,407	36,957
Elisa Oyj	6,877	414,761
Enento Group Oyj	540	9,589
†Finnair Oyj	46,789	25,923
Fiskars OYJ Abp	2,492	42,522
†Fortum Oyj	6,655	101,945
F-Secure Oyj	11,149	38,732

LVIP Dimensional International Core Equity Fund–8

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Finland (continued)
Gofore Oyj	497	$ 13,685
Harvia Oyj	658	15,680
Huhtamaki Oyj	7,574	281,372
Incap Oyj	669	13,056
Kemira Oyj	10,616	187,032
Kesko Oyj Class A	6,192	134,092
Kesko Oyj Class B	16,144	346,956
Kojamo Oyj	5,368	63,174
Kone Oyj Class B	9,036	471,264
Konecranes Oyj	5,067	169,916
Lassila & Tikanoja Oyj	2,818	30,868
Marimekko Oyj	2,270	24,067
Metsa Board Oyj Class B	13,239	106,700
Metso Outotec Oyj	23,590	257,588
†Musti Group Oyj	1,221	21,324
Neste Oyj	4,896	241,881
Nokia Oyj	92,344	453,306
Nokia Oyj ADR	14,459	70,994
Nordea Bank Abp	39,745	424,676
Olvi Oyj Class A	983	31,875
Oriola Oyj Class B	10,932	16,788
Orion Oyj Class A	1,949	89,946
Orion Oyj Class B	6,368	284,636
Outokumpu Oyj	33,170	180,682
Ponsse Oyj	944	28,864
†QT Group Oyj	745	54,463
Raisio Oyj Class V	7,767	21,143
Revenio Group Oyj	982	41,182
Sampo Oyj Class A	12,733	600,808
Sanoma Oyj	5,246	46,064
†Stockmann OYJ Abp Class B	1,585	3,562
Stora Enso Oyj Class R	29,203	379,927
Taaleri Oyj	1,347	15,475
Terveystalo Oyj	6,412	48,854
TietoEVRY Oyj	7,660	240,637
Tokmanni Group Corp.	5,246	72,442
†UPM-Kymmene Oyj	16,104	540,901
Uponor Oyj	3,944	73,007
Vaisala Oyj Class A	1,389	60,029
Valmet Oyj	10,544	342,298
Wartsila OYJ Abp	15,057	142,097
†WithSecure Oyj	2,413	3,997
YIT Oyj	11,776	31,384
		7,606,356
France–8.21%
ABC arbitrage	1,320	8,689
†Accor SA	7,619	247,702
†Aeroports de Paris	416	59,389
†Air France-KLM	42,678	78,645
Air Liquide SA	3,372	564,434
Airbus SE	8,491	1,134,121
AKWEL	593	8,734
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
ALD SA	10,005	$ 117,283
Alstom SA	17,250	469,654
Alten SA	1,319	210,617
Amundi SA	2,161	136,163
Arkema SA	4,561	450,339
Assystem SA	625	29,278
†Atos SE	5,977	74,146
Aubay	366	18,782
AXA SA	28,627	873,627
Axway Software SA	477	10,915
†Bastide le Confort Medical	242	7,664
Beneteau SA	3,551	59,340
Bigben Interactive	1,625	9,345
BioMerieux	681	71,788
BNP Paribas SA	16,290	972,799
Boiron SA	814	35,046
Bollore SE	33,612	207,777
Bonduelle SCA	1,767	23,080
Bouygues SA	15,835	534,052
Bureau Veritas SA	10,968	315,138
Capgemini SE	1,434	266,488
Carrefour SA	41,257	834,117
†Casino Guichard Perrachon SA	2,697	19,090
Catana Group	1,510	11,290
CBo Territoria	2,578	10,456
Cegedim SA	545	11,348
†CGG SA	51,187	39,478
Chargeurs SA	935	15,797
Cie de Saint-Gobain	18,202	1,034,667
Cie des Alpes	1,197	16,648
Cie Generale des Etablissements Michelin SCA	25,749	787,102
Cie Plastic Omnium SA	4,354	79,309
Coface SA	9,918	140,489
Credit Agricole SA	17,997	203,028
Danone SA	6,240	388,275
Dassault Aviation SA	650	128,590
Dassault Systemes SE	2,963	122,227
Derichebourg SA	9,326	54,774
Edenred	5,232	309,654
Eiffage SA	6,266	678,081
Electricite de Strasbourg SA	55	5,416
†Elior Group SA	8,292	29,166
Elis SA	17,675	338,036
Engie SA	46,684	738,760
Equasens	336	26,120
Eramet SA	660	68,992
EssilorLuxottica SA	2,215	399,415
†Esso SA Francaise	184	9,567
Etablissements Maurel et Prom SA	5,157	19,266

LVIP Dimensional International Core Equity Fund–9

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Eurazeo SE	2,356	$ 167,701
†Euroapi SA	433	4,942
Eutelsat Communications SA	19,317	128,913
Exel Industries Class A	95	5,141
†Faurecia SE	11,277	245,089
Fnac Darty SA	1,886	69,634
Gaztransport Et Technigaz SA	2,165	221,539
Getlink SE	8,087	133,190
†GL Events	866	20,733
Groupe Crit	390	30,876
†Groupe Gorge SA	543	11,131
Guerbet	783	15,488
Haulotte Group SA	610	2,171
Hermes International	351	710,865
HEXAOM	195	3,733
†ID Logistics Group	233	69,301
Imerys SA	2,970	128,308
Infotel SA	163	9,994
Interparfums SA	711	53,520
Ipsen SA	2,871	316,131
IPSOS	3,552	220,160
Jacquet Metals SACA	1,315	25,569
†JCDecaux SE	6,129	128,557
Kaufman & Broad SA	1,637	48,715
Kering SA	1,252	816,839
Korian SA	5,582	41,811
La Francaise des Jeux SAEM	5,746	239,480
Lectra	1,962	77,460
Legrand SA	3,748	342,463
Linedata Services	45	2,177
LISI	2,070	54,766
LNA Sante SA	494	17,894
L'Oreal SA	2,920	1,304,780
LVMH Moet Hennessy Louis Vuitton SE	4,196	3,851,543
Maisons du Monde SA	3,382	36,498
Manitou BF SA	943	21,988
Mersen SA	1,714	76,216
Metropole Television SA	2,859	46,371
†Nacon SA	731	1,732
Neoen SA	3,013	95,000
Nexans SA	2,567	255,771
Nexity SA	3,478	87,338
Oeneo SA	52	778
Orange SA	144,289	1,714,178
Pernod Ricard SA	912	206,505
Publicis Groupe SA	7,651	597,235
Quadient SA	3,215	58,726
†Rallye SA	1,545	2,595
Remy Cointreau SA	591	107,611
†Renault SA	9,648	393,215
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
†Rexel SA	17,812	$ 423,475
Robertet SA	11	10,474
Rothschild & Co.	3,047	153,823
Rubis SCA	4,691	125,523
Safran SA	1,033	152,922
Samse SA	6	1,231
Sanofi	9,974	1,081,967
Sartorius Stedim Biotech	296	90,811
Savencia SA	292	19,476
Schneider Electric SE	3,673	613,846
SCOR SE	14,330	325,825
SEB SA	1,763	200,601
Seche Environnement SA	286	32,071
†SMCP SA	2,424	21,608
Societe BIC SA	1,667	105,150
Societe Generale SA	21,479	483,951
Societe LDC SA	194	23,774
Societe pour l'Informatique Industrielle	665	36,246
Sodexo SA	4,088	399,277
†SOITEC	977	156,782
†Solocal Group	4,175	2,001
Sopra Steria Group SACA	1,185	249,021
SPIE SA	10,196	295,936
Stef SA	359	40,880
STMicroelectronics NV	1,108	59,267
Synergie SE	615	22,113
†Technicolor Creative Studios SA	8,058	1,066
Technip Energies NV	10,199	217,592
Teleperformance	1,886	455,722
Television Francaise 1	5,220	46,111
Thales SA	1,442	213,195
Thermador Groupe	504	53,642
Totalenergies EP Gabon	103	19,157
TotalEnergies SE	79,656	4,696,810
TotalEnergies SE ADR	4,971	293,538
Trigano SA	757	98,616
†Ubisoft Entertainment SA	7,366	196,327
Valeo SA	19,292	395,867
†Vallourec SA	5,452	68,860
†Vantiva SA	8,058	1,893
Veolia Environnement SA	11,043	340,756
Verallia SA	5,220	222,302
Vetoquinol SA	184	17,665
Vicat SA	1,860	55,816
Vilmorin & Cie SA	695	32,826
Vinci SA	13,504	1,548,130
Virbac SA	258	82,911
Vivendi SE	26,554	268,502
†Voltalia SA	2,127	33,678
Wavestone	400	19,288

LVIP Dimensional International Core Equity Fund–10

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
†Worldline SA	7,104	$ 301,909
		41,546,794
Georgia–0.01%
TBC Bank Group PLC	2,330	64,384
		64,384
Germany–6.81%
1&1 AG	3,646	40,029
7C Solarparken AG	8,243	33,821
†Aareal Bank AG	4,558	149,283
Adesso SE	209	33,459
adidas AG	3,823	677,713
†ADVA Optical Networking SE	574	13,471
AIXTRON SE	1,396	47,447
All for One Group SE	186	8,472
Allgeier SE	430	13,231
Allianz SE	5,835	1,346,928
Amadeus Fire AG	434	65,335
Atoss Software AG	302	54,609
Aurubis AG	2,910	269,590
†Auto1 Group SE	1,704	12,090
BASF SE	19,537	1,025,666
Basler AG	591	14,274
†Bauer AG	2,220	14,686
Bayer AG	28,679	1,832,061
Bayerische Motoren Werke AG	7,401	811,139
BayWa AG	1,470	64,970
Bechtle AG	5,550	265,776
Beiersdorf AG	536	69,727
Bertrandt AG	393	21,310
Bilfinger SE	2,641	111,999
†Borussia Dortmund GmbH & Co. KGaA	4,770	21,247
Brenntag SE	8,227	619,133
CANCOM SE	1,984	68,007
Carl Zeiss Meditec AG	810	112,826
†CECONOMY AG	11,681	31,846
CENIT AG	409	5,700
Cewe Stiftung & Co. KGAA	635	65,477
†Commerzbank AG	40,680	428,289
CompuGroup Medical SE & Co. KgaA	1,908	98,284
Continental AG	3,545	265,625
Covestro AG	17,209	712,682
CropEnergies AG	3,133	38,527
†CTS Eventim AG & Co. KGaA	4,665	291,636
†Daimler Truck Holding AG	13,682	461,754
†Delivery Hero SE	776	26,473
Dermapharm Holding SE	1,610	66,252
Deutsche Bank AG	56,828	578,863
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Deutsche Boerse AG	1,972	$ 383,968
†Deutsche Lufthansa AG	40,384	449,171
Deutsche Post AG	21,664	1,014,647
Deutsche Telekom AG	106,576	2,582,581
Deutsche Telekom AG ADR	3,637	87,979
Deutsche Wohnen SE	773	15,197
DIC Asset AG	2,395	20,589
Draegerwerk AG & Co. KGaA	351	14,865
Duerr AG	2,831	101,724
DWS Group GmbH & Co. KGaA	2,488	76,593
E.ON SE	119,408	1,489,581
Eckert & Ziegler Strahlen- und Medizintechnik AG	840	37,968
EDAG Engineering Group AG	532	6,074
Elmos Semiconductor SE	625	60,835
ElringKlinger AG	2,669	27,328
Encavis AG	7,098	121,934
Energiekontor AG	647	46,671
EuroEyes International Eye Clinic Ltd. Class C	9,000	6,251
Evonik Industries AG	14,168	298,082
†Evotec SE	2,013	42,519
Fielmann AG	2,159	90,050
†flatexDEGIRO AG	2,364	20,436
†Fraport AG Frankfurt Airport Services Worldwide	3,183	160,454
Freenet AG	11,715	304,408
Fresenius Medical Care AG & Co. KGaA	7,450	316,210
Fresenius SE & Co. KGaA	14,204	383,554
FUCHS PETROLUB SE	2,470	84,540
GEA Group AG	6,113	278,860
Gerresheimer AG	2,472	245,114
Gesco SE	598	17,126
GFT Technologies SE	1,564	60,891
†GK Software SE	98	20,195
†H&R GmbH & Co. KGaA	1,285	8,835
Hamburger Hafen und Logistik AG	2,777	34,306
Hannover Rueck SE	1,053	205,946
Hapag-Lloyd AG	700	230,002
Hawesko Holding SE	179	8,536
HeidelbergCement AG	6,248	456,211
†Heidelberger Druckmaschinen AG	22,239	41,311
Hella GmbH & Co. KGaA	313	27,224
†HelloFresh SE	5,408	128,966
Henkel AG & Co. KGaA	1,418	103,155
Hensoldt AG	2,441	87,994
HOCHTIEF AG	1,815	151,798

LVIP Dimensional International Core Equity Fund–11

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Hornbach Holding AG & Co. KGaA	973	$ 77,875
HUGO BOSS AG	5,172	371,921
†Hypoport SE	189	26,099
Indus Holding AG	1,375	37,302
Infineon Technologies AG	18,391	755,230
Instone Real Estate Group SE	2,366	20,052
IVU Traffic Technologies AG	706	12,696
Jenoptik AG	3,103	105,746
JOST Werke AG	1,011	53,309
KION Group AG	6,175	239,430
Kloeckner & Co. SE	3,350	36,015
Knorr-Bremse AG	3,300	219,816
†Koenig & Bauer AG	1,264	26,540
Kontron AG	2,163	45,180
Krones AG	723	85,519
KWS Saat SE & Co. KGaA	831	55,049
LANXESS AG	7,396	304,293
LEG Immobilien SE	2,800	153,877
Leifheit AG	726	14,188
†Leoni AG	1,918	510
†Manz AG	413	10,780
†Medigene AG	1,735	3,575
†Medios AG	567	12,542
Mercedes-Benz Group AG	27,061	2,081,066
Merck KGaA	821	153,063
†METRO AG	12,252	105,309
MLP SE	5,885	31,114
MTU Aero Engines AG	1,427	357,092
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	670	234,256
Mutares SE & Co. KGaA	479	10,207
†Nagarro SE	732	74,588
Nemetschek SE	3,062	211,372
New Work SE	230	41,802
Nexus AG	924	54,952
†Nordex SE	4,799	70,534
Norma Group SE	2,359	55,747
OHB SE	563	19,181
PATRIZIA SE	1,823	19,039
Pfeiffer Vacuum Technology AG	280	47,339
PNE AG	4,798	71,495
ProSiebenSat.1 Media SE	15,422	157,093
PSI Software AG	901	26,748
Puma SE	4,816	298,555
†PVA TePla AG	1,053	24,812
†q.beyond AG	11,002	10,381
Rational AG	241	161,996
Rheinmetall AG	2,854	845,498
RWE AG	9,212	396,377
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Salzgitter AG	2,683	$ 106,270
SAP SE	2,496	315,171
Scout24 SE	2,339	139,121
Secunet Security Networks AG	79	17,506
†SGL Carbon SE	5,077	50,168
Siemens AG	6,843	1,108,593
Siemens Healthineers AG	975	56,211
Siltronic AG	1,210	88,501
Sirius Real Estate Ltd.	39,684	37,548
Sixt SE	1,131	150,652
†SMA Solar Technology AG	531	57,188
Software AG	4,123	90,423
STRATEC SE	652	44,448
Stroeer SE & Co. KGaA	2,308	121,921
Suedzucker AG	6,783	113,957
SUESS MicroTec SE	1,510	37,658
Surteco Group SE	396	8,310
Symrise AG	1,256	136,683
Synlab AG	3,751	39,048
TAG Immobilien AG	9,159	63,406
Takkt AG	2,185	34,487
†Talanx AG	2,851	132,148
†TeamViewer SE	11,573	197,151
Technotrans SE	604	18,341
Telefonica Deutschland Holding AG	92,145	283,645
thyssenkrupp AG	34,721	250,047
Traffic Systems SE	421	13,760
United Internet AG	4,267	73,555
Varta AG	609	16,719
VERBIO Vereinigte BioEnergie AG	2,083	97,853
†Vitesco Technologies Group AG Class A	1,970	142,455
Volkswagen AG	1,307	224,183
Vonovia SE	10,495	197,671
Vossloh AG	732	34,015
Wacker Chemie AG	1,267	205,898
Wacker Neuson SE	2,960	61,978
Washtec AG	765	33,935
†Westwing Group SE	241	2,002
Wuestenrot & Wuerttembergische AG	1,974	34,526
†Zalando SE	3,215	134,742
Zeal Network SE	623	23,872
		34,463,312
Greenland–0.13%
Ferguson PLC	5,075	670,974
		670,974

LVIP Dimensional International Core Equity Fund–12

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Guernsey–0.00%
=†πRaven Property Group Ltd.	26,309	$ 0
		0
Hong Kong–2.21%
AIA Group Ltd.	197,400	2,070,204
Analogue Holdings Ltd.	86,000	14,571
†Apollo Future Mobility Group Ltd.	332,000	6,649
ASMPT Ltd.	23,700	235,056
Bank of East Asia Ltd.	80,321	102,036
†Blue River Holdings Ltd.	170,000	12,074
BOC Aviation Ltd.	4,500	34,897
BOC Hong Kong Holdings Ltd.	58,000	180,569
BOCOM International Holdings Co. Ltd.	59,000	3,486
=Brightoil Petroleum Holdings Ltd.	123,000	0
Budweiser Brewing Co. APAC Ltd.	20,200	61,475
=Burwill Holdings Ltd.	208,000	0
Cafe de Coral Holdings Ltd.	34,000	45,127
†Cathay Pacific Airways Ltd.	100,909	97,136
†Century City International Holdings Ltd.	124,000	4,739
†China Energy Development Holdings Ltd.	840,000	10,808
Chow Sang Sang Holdings International Ltd.	30,000	41,703
Chow Tai Fook Jewellery Group Ltd.	52,600	104,521
CITIC Telecom International Holdings Ltd.	159,000	64,840
CK Asset Holdings Ltd.	38,280	232,079
CK Hutchison Holdings Ltd.	47,680	294,979
CK Infrastructure Holdings Ltd.	17,000	92,495
CK Life Sciences International Holdings, Inc.	194,000	18,813
CLP Holdings Ltd.	23,500	169,814
†C-Mer Eye Care Holdings Ltd.	18,000	10,573
Convenience Retail Asia Ltd.	48,000	5,673
†Cowell e Holdings, Inc.	22,000	52,626
Crystal International Group Ltd.	46,500	15,994
CSI Properties Ltd.	300,000	6,023
Dah Sing Banking Group Ltd.	44,000	33,699
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Dah Sing Financial Holdings Ltd.	13,200	$ 33,903
Eagle Nice International Holdings Ltd.	4,000	2,194
EC Healthcare	28,000	22,365
Emperor International Holdings Ltd.	106,000	8,650
†Esprit Holdings Ltd.	212,000	18,368
ESR Group Ltd.	50,200	90,023
Fairwood Holdings Ltd.	6,000	8,987
Far East Consortium International Ltd.	137,005	33,682
First Pacific Co. Ltd.	172,000	55,279
Fountain SET Holdings Ltd.	66,000	6,139
FSE Lifestyle Services Ltd.	22,000	16,882
†Fullwealth International Group Holdings Ltd.	40,000	5,096
†Galaxy Entertainment Group Ltd.	8,000	53,513
Giordano International Ltd.	126,000	37,658
=Gold Fin Holdings	80,000	0
†Goodbaby International Holdings Ltd.	98,000	7,601
Great Eagle Holdings Ltd.	14,722	29,585
Guotai Junan International Holdings Ltd.	312,000	25,473
†Haitong International Securities Group Ltd.	225,350	18,699
Hang Lung Group Ltd.	52,000	91,809
Hang Lung Properties Ltd.	96,000	179,636
Hang Seng Bank Ltd.	8,300	117,987
Hanison Construction Holdings Ltd.	16,639	2,459
Henderson Land Development Co. Ltd.	34,412	119,058
HK Electric Investments & HK Electric Investments Ltd.	84,000	52,594
HKBN Ltd.	69,000	51,053
HKR International Ltd.	50,160	16,217
HKT Trust & HKT Ltd.	244,000	323,905
Hong Kong & China Gas Co. Ltd.	266,362	234,508
Hong Kong Exchanges & Clearing Ltd.	14,743	653,479
Hong Kong Technology Venture Co. Ltd.	17,000	9,891
†Hongkong & Shanghai Hotels Ltd.	43,044	42,910
Hongkong Land Holdings Ltd.	28,600	125,825
Hysan Development Co. Ltd.	27,000	76,755

LVIP Dimensional International Core Equity Fund–13

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
†IGG, Inc.	87,000	$ 34,125
†IRC Ltd.	298,000	3,762
ITC Properties Group Ltd.	32,819	4,390
Johnson Electric Holdings Ltd.	30,051	34,118
K Wah International Holdings Ltd.	78,000	27,723
Karrie International Holdings Ltd.	52,000	6,020
Kerry Logistics Network Ltd.	43,500	67,580
Kerry Properties Ltd.	41,500	105,991
Kowloon Development Co. Ltd.	35,000	37,561
†Lai Sun Development Co. Ltd.	45,450	9,032
†Lai Sun Garment International Ltd.	32,185	6,232
†Landing International Development Ltd.	96,000	2,073
Liu Chong Hing Investment Ltd.	10,000	8,308
L'Occitane International SA	27,750	69,476
Luk Fook Holdings International Ltd.	30,000	95,978
Man Wah Holdings Ltd.	120,400	99,210
†Mandarin Oriental International Ltd.	11,700	20,324
†Melco International Development Ltd.	31,000	36,162
†Melco Resorts & Entertainment Ltd. ADR	600	7,638
†Midland Holdings Ltd.	68,000	7,343
Modern Dental Group Ltd.	35,000	12,990
MTR Corp. Ltd.	15,438	74,508
†NagaCorp Ltd.	70,663	55,146
Nameson Holdings Ltd.	38,000	2,566
New World Development Co. Ltd.	84,769	227,232
=†NewOcean Energy Holdings Ltd.	62,000	115
Nissin Foods Co. Ltd.	36,000	31,803
=Pacific Andes International Holdings Ltd.	338,000	0
Pacific Basin Shipping Ltd.	482,000	186,532
†Pacific Century Premium Developments Ltd.	37,368	1,689
Pacific Textiles Holdings Ltd.	82,000	26,440
PC Partner Group Ltd.	28,000	16,914
PCCW Ltd.	313,444	156,465
Perfect Medical Health Management Ltd.	42,000	21,117
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Pico Far East Holdings Ltd.	58,000	$ 10,361
Plover Bay Technologies Ltd.	24,000	7,751
Power Assets Holdings Ltd.	23,000	123,391
PRADA SpA	18,300	129,766
Public Financial Holdings Ltd.	24,000	6,732
†Regal Hotels International Holdings Ltd.	18,000	7,154
Regina Miracle International Holdings Ltd.	29,000	11,080
†Samsonite International SA	82,800	256,742
†Shangri-La Asia Ltd.	84,000	78,758
†Shun Tak Holdings Ltd.	92,000	16,889
Sino Land Co. Ltd.	26,563	35,922
SITC International Holdings Co. Ltd.	109,000	234,258
†SJM Holdings Ltd.	161,250	80,699
SmarTone Telecommunications Holdings Ltd.	33,500	21,470
Soundwill Holdings Ltd.	5,000	4,271
Stella International Holdings Ltd.	36,000	38,339
Sun Hung Kai Properties Ltd.	15,000	210,144
SUNeVision Holdings Ltd.	70,000	39,821
Swire Pacific Ltd. Class A	16,000	122,960
Swire Pacific Ltd. Class B	35,000	43,310
Swire Properties Ltd.	18,400	47,356
Tai Hing Group Holdings Ltd.	62,000	7,966
Tao Heung Holdings Ltd.	2,000	217
Techtronic Industries Co. Ltd.	27,000	292,548
†Television Broadcasts Ltd.	36,000	45,352
Texhong International Group Ltd.	9,500	7,288
Texwinca Holdings Ltd.	36,000	6,176
Town Health International Medical Group Ltd.	336,000	13,697
Tradelink Electronic Commerce Ltd.	74,000	8,983
Transport International Holdings Ltd.	14,232	19,228
United Laboratories International Holdings Ltd.	98,000	68,015
Value Partners Group Ltd.	41,000	13,044
Vitasoy International Holdings Ltd.	38,000	73,621

LVIP Dimensional International Core Equity Fund–14

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
†VPower Group International Holdings Ltd.	11,052	$ 465
VSTECS Holdings Ltd.	60,000	35,178
VTech Holdings Ltd.	12,100	72,414
†Wang On Group Ltd.	1,220,000	8,012
WH Group Ltd.	672,341	400,814
Wharf Real Estate Investment Co. Ltd.	25,000	143,934
Wing Tai Properties Ltd.	16,000	7,012
Xinyi Glass Holdings Ltd.	144,000	257,601
YTO Express Holdings Ltd.	28,000	6,981
Yue Yuen Industrial Holdings Ltd.	58,500	82,293
†Zensun Enterprises Ltd.	55,000	6,455
†Zhaobangji Properties Holdings Ltd.	112,000	4,423
		11,200,296
Ireland–1.00%
AIB Group PLC	48,458	196,136
Bank of Ireland Group PLC	63,663	644,161
†C&C Group PLC	26,878	52,238
†Cairn Homes PLC	46,656	51,610
COSMO Pharmaceuticals NV	651	40,414
CRH PLC ADR	26,006	1,322,925
†Dalata Hotel Group PLC	7,555	34,256
DCC PLC	4,771	278,108
FBD Holdings PLC	1,118	16,429
†Flutter Entertainment PLC	4,698	849,806
Glanbia PLC	9,743	140,694
†Glenveagh Properties PLC	42,689	46,296
Grafton Group PLC	15,373	168,375
†Hostelworld Group Plc	9,886	16,049
Irish Continental Group PLC	13,703	64,820
James Hardie Industries PLC	10,411	224,084
Kerry Group PLC Class A	1,318	131,438
Kingspan Group PLC	4,808	329,469
†Permanent TSB Group Holdings PLC	929	2,327
Smurfit Kappa Group PLC	12,570	455,915
		5,065,550
Isle Of Man–0.03%
Entain PLC	9,595	149,011
Strix Group PLC	6,954	8,517
		157,528
Israel–0.81%
Afcon Holdings Ltd.	294	8,991
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
†AFI Properties Ltd.	894	$ 23,561
Africa Israel Residences Ltd.	328	12,930
†Airport City Ltd.	3,084	40,826
Alrov Properties & Lodgings Ltd.	323	13,497
Amot Investments Ltd.	3,705	18,801
Arad Ltd.	603	6,705
Ashtrom Group Ltd.	2,536	38,153
AudioCodes Ltd.	1,429	21,549
Aura Investments Ltd.	6,537	8,829
Azorim-Investment Development & Construction Co. Ltd.	3,495	8,751
Azrieli Group Ltd.	254	14,594
Bank Hapoalim BM	19,205	159,834
Bank Leumi Le-Israel BM	42,502	321,518
Bezeq The Israeli Telecommunication Corp. Ltd.	68,119	92,740
†Big Shopping Centers Ltd.	238	19,743
Blue Square Real Estate Ltd.	300	16,358
†Brack Capital Properties NV	158	18,892
†Cellcom Israel Ltd.	9,940	35,966
†Clal Insurance Enterprises Holdings Ltd.	5,502	74,845
Danel Adir Yeoshua Ltd.	390	28,609
Delek Automotive Systems Ltd.	3,464	32,251
Delek Group Ltd.	768	85,511
Delta Galil Ltd.	858	34,028
Delta Israel Brands Ltd.	528	6,425
Dor Alon Energy in Israel 1988 Ltd.	819	17,562
Elbit Systems Ltd.	237	40,340
Electra Consumer Products 1970 Ltd.	515	13,984
Electra Ltd.	132	56,053
Electra Real Estate Ltd.	1,339	11,940
Energix-Renewable Energies Ltd.	6,392	17,939
†Enlight Renewable Energy Ltd.	1,442	24,157
†Equital Ltd.	1,918	45,967
†Fattal Holdings 1998 Ltd.	340	31,845
First International Bank Of Israel Ltd.	2,524	89,344
FMS Enterprises Migun Ltd.	399	11,894
Formula Systems 1985 Ltd.	762	50,558
Fox Wizel Ltd.	970	82,862
Gav-Yam Lands Corp. Ltd.	2,549	18,686

LVIP Dimensional International Core Equity Fund–15

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
†Gilat Satellite Networks Ltd.	1,455	$ 7,344
†Hagag Group Real Estate Development	2,121	7,824
†Hamat Group Ltd.	832	4,033
Harel Insurance Investments & Financial Services Ltd.	9,588	80,850
Hilan Ltd.	1,352	56,416
ICL Group Ltd.	17,105	115,896
IDI Insurance Co. Ltd.	511	12,549
Ilex Medical Ltd.	301	6,870
Inrom Construction Industries Ltd.	7,985	27,115
Isracard Ltd.	1	3
Israel Canada T.R Ltd.	3,989	7,298
Israel Discount Bank Ltd. Class A	49,341	242,374
Israel Land Development - Urban Renewal Ltd.	991	8,205
Isras Investment Co. Ltd.	128	21,100
†Kamada Ltd.	634	2,982
Kerur Holdings Ltd.	403	8,869
M Yochananof & Sons Ltd.	297	13,684
Malam - Team Ltd.	1,739	32,227
Matrix IT Ltd.	2,451	43,199
Maytronics Ltd.	4,037	42,973
†Mediterranean Towers Ltd.	4,876	9,627
Mega Or Holdings Ltd.	1,052	22,652
†Mehadrin Ltd.	38	1,193
†Meitav Investments House Ltd.	2,844	10,075
Menora Mivtachim Holdings Ltd.	2,003	40,782
Meshulam Levinstein Contracting & Engineering Ltd.	119	8,855
†Migdal Insurance & Financial Holdings Ltd.	29,788	31,838
Mivne Real Estate KD Ltd.	11,443	31,667
Mizrahi Tefahot Bank Ltd.	6,227	195,209
Naphtha Israel Petroleum Corp. Ltd.	2,641	11,213
†Neto Malinda Trading Ltd.	834	16,360
†Neto ME Holdings Ltd.	91	1,996
†Nice Ltd. Sponsored ADR	114	26,093
†Nova Ltd.	1,065	111,338
Oil Refineries Ltd.	183,266	50,163
One Software Technologies Ltd.	1,800	18,372
†OPC Energy Ltd.	3,139	23,403
Palram Industries 1990 Ltd.	1,245	7,588
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
†Partner Communications Co. Ltd.	10,680	$ 49,469
†Paz Oil Co. Ltd.	681	66,683
†Perion Network Ltd.	1,094	42,643
Phoenix Holdings Ltd.	9,871	98,035
Plasson Industries Ltd.	216	8,632
Plus500 Ltd.	6,766	141,223
Prashkovsky Investments & Construction Ltd.	354	7,652
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	855	50,829
Retailors Ltd.	581	10,649
†Sano-Brunos Enterprises Ltd.	99	5,628
†Scope Metals Group Ltd.	396	13,224
Shapir Engineering & Industry Ltd.	3,710	26,248
†Shikun & Binui Ltd.	15,502	29,038
Shufersal Ltd.	9,132	44,309
†Strauss Group Ltd.	1,472	33,290
Tadiran Group Ltd.	222	20,209
Tamar Petroleum Ltd.	6,761	18,857
Telsys Ltd.	266	14,404
†Teva Pharmaceutical Industries Ltd. ADR	9,725	86,066
TIV TAAM Holdings 1 Ltd.	2,570	4,581
†Tower Semiconductor Ltd.	5,841	248,067
YH Dimri Construction & Development Ltd.	672	38,335
		4,075,344
Italy–2.30%
A2A SpA	103,471	165,120
ACEA SpA	4,679	63,978
Amplifon SpA	7,582	262,796
Anima Holding SpA	20,240	82,251
Aquafil SpA	1,318	7,147
Arnoldo Mondadori Editore SpA	9,603	20,361
Ascopiave SpA	2,898	8,368
Assicurazioni Generali SpA	12,640	251,847
Avio SpA	2,148	21,684
Azimut Holding SpA	9,520	203,135
Banca Generali SpA	3,836	122,120
Banca IFIS SpA	2,288	34,612
Banca Mediolanum SpA	10,637	96,286
†Banca Monte dei Paschi di Siena S.p.A.	34	74
Banca Popolare di Sondrio SPA	34,148	144,591
Banco BPM SpA	134,908	526,997
Banco di Desio e della Brianza SpA	4,685	17,021

LVIP Dimensional International Core Equity Fund–16

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
BFF Bank SpA	10,088	$ 100,095
Biesse SpA	1,326	21,108
BPER Banca	87,370	214,967
Brembo SpA	9,007	131,853
Brunello Cucinelli SpA	2,373	235,441
Buzzi Unicem SpA	6,136	148,930
Carel Industries SpA	2,350	64,141
Cementir Holding NV	2,477	21,195
†CIR SpA-Compagnie Industriali	42,425	17,682
CNH Industrial NV	18,959	290,095
Credito Emiliano SpA	7,868	58,175
Danieli & C Officine Meccaniche SpA	5,035	109,377
Datalogic SpA	1,618	13,586
Davide Campari-Milano NV	4,307	52,553
De' Longhi SpA	2,087	47,621
DiaSorin SpA	351	36,989
Digital Bros SpA	331	7,465
doValue SpA	3,693	25,271
El.En. SpA	833	10,889
Elica SpA	3,193	9,836
Emak SpA	9,453	12,034
Enav SpA	7,019	29,377
Enel SpA	125,556	765,759
Eni SpA	81,248	1,133,114
ERG SpA	501	15,202
Esprinet SpA	1,533	15,351
Ferrari NV	1,901	515,140
†Fincantieri SpA	11,573	7,412
FinecoBank Banca Fineco SpA	20,164	308,935
Gefran SpA	845	9,283
†Geox SpA	789	915
Gruppo MutuiOnline SpA	1,221	34,561
Hera SpA	46,718	132,058
IMMSI SpA	4,790	3,008
Infrastrutture Wireless Italiane SpA	5,873	77,161
Interpump Group SpA	573	32,133
Intesa Sanpaolo SpA	178,302	457,602
Iren SpA	40,187	77,078
Italgas SpA	26,577	162,102
†Iveco Group NV	9,343	88,359
†KME Group SpA	24,066	24,690
Leonardo SpA	19,643	230,365
LU-VE SpA	721	25,139
Maire Tecnimont SpA	9,843	42,281
Mediobanca Banca di Credito Finanziario SpA	27,877	280,134
MFE-MediaForEurope NV Class A	90,865	41,799
MFE-MediaForEurope NV Class B	31,335	21,415
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
Moncler SpA	4,986	$ 344,390
†Newlat Food SpA	1,500	8,353
†Nexi SpA	10,855	88,220
Orsero SpA	801	11,680
OVS SpA	25,902	67,934
Pharmanutra SpA	227	13,668
Piaggio & C SpA	13,390	57,078
Pirelli & C SpA	24,241	121,439
Poste Italiane SpA	16,168	164,874
Prysmian SpA	5,198	218,268
RAI Way SpA	7,667	46,151
Recordati Industria Chimica e Farmaceutica SpA	3,011	127,363
Reply SpA	1,326	166,510
Rizzoli Corriere Della Sera Mediagroup SpA	17,359	14,414
Sabaf SpA	510	9,016
SAES Getters SpA	445	14,285
†Safilo Group SpA	2,772	4,240
Salvatore Ferragamo SpA	4,152	75,942
Sanlorenzo SpA/Ameglia	298	12,949
†Saras SpA	65,049	101,075
Sesa SpA	667	89,156
SIT SpA	893	4,513
Snam SpA	23,121	122,588
SOL SpA	1,655	44,226
†Spaxs SpA	2,590	17,289
Technogym SpA	8,664	77,076
†Telecom Italia SpA	880,675	287,078
Terna - Rete Elettrica Nazionale	26,385	216,552
Tinexta Spa	1,206	26,177
UniCredit SpA	33,186	625,485
Unieuro SpA	1,596	18,807
Unipol Gruppo SpA	32,825	168,511
UnipolSai Assicurazioni SpA	22,858	57,709
Webuild SpA	8,251	18,748
Zignago Vetro SpA	1,349	26,253
		11,656,081
Japan–21.60%
77 Bank Ltd.	4,800	78,431
A&D HOLON Holdings Co. Ltd.	2,600	28,113
ABC-Mart, Inc.	600	33,203
Achilles Corp.	800	8,184
Adastria Co. Ltd.	1,600	29,581
ADEKA Corp.	6,100	104,446
Ad-sol Nissin Corp.	1,300	16,830
Advan Group Co. Ltd.	1,400	10,218
Advantest Corp.	3,200	296,660
Adventure, Inc.	300	23,052

LVIP Dimensional International Core Equity Fund–17

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Aeon Co. Ltd.	12,600	$ 244,450
Aeon Delight Co. Ltd.	1,500	34,457
Aeon Fantasy Co. Ltd.	1,000	21,174
Aeon Hokkaido Corp.	2,300	13,983
Aeon Mall Co. Ltd.	4,400	57,752
†Aeria, Inc.	1,700	4,946
AGC, Inc.	13,800	514,477
Agro-Kanesho Co. Ltd.	800	10,492
Ahresty Corp.	1,900	7,470
Ai Holdings Corp.	2,000	34,696
Aica Kogyo Co. Ltd.	2,800	64,342
Aichi Financial Group, Inc.	2,698	43,989
Aichi Steel Corp.	1,200	21,245
Aichi Tokei Denki Co. Ltd.	1,500	16,944
Ain Holdings, Inc.	1,500	62,889
Air Water, Inc.	13,900	174,671
Airport Facilities Co. Ltd.	2,700	11,190
Airtrip Corp.	1,500	29,738
Aisan Industry Co. Ltd.	2,000	13,619
Aisin Corp.	7,200	198,450
Ajinomoto Co., Inc.	5,100	177,418
†Akebono Brake Industry Co. Ltd.	7,100	7,779
Akita Bank Ltd.	1,500	20,013
Albis Co. Ltd.	600	11,271
Alconix Corp.	2,700	27,810
Alfresa Holdings Corp.	10,800	138,378
Alinco, Inc.	2,100	16,731
Alleanza Holdings Co. Ltd.	1,600	11,875
†Allied Architects, Inc.	3,000	16,533
Alpen Co. Ltd.	2,200	33,145
†AlphaPolis Co. Ltd.	600	12,351
Alps Alpine Co. Ltd.	18,024	173,455
Alps Logistics Co. Ltd.	1,100	10,880
Altech Corp.	1,980	37,801
Amada Co. Ltd.	18,700	175,283
Amano Corp.	3,800	71,795
Amiyaki Tei Co. Ltd.	300	6,901
Amvis Holdings, Inc.	2,000	46,574
†ANA Holdings, Inc.	3,100	67,378
Anest Iwata Corp.	1,300	9,865
Anritsu Corp.	8,100	74,875
AOKI Holdings, Inc.	3,000	19,336
Aoyama Trading Co. Ltd.	3,400	24,159
Aoyama Zaisan Networks Co. Ltd.	1,300	10,424
Aozora Bank Ltd.	6,700	121,396
Arakawa Chemical Industries Ltd.	1,000	7,533
Arata Corp.	1,100	33,727
Arcland Corp.	2,300	25,928
Arcland Service Holdings Co. Ltd.	1,400	23,727
Arcs Co. Ltd.	3,600	61,042
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Arealink Co. Ltd.	700	$ 12,430
Argo Graphics, Inc.	800	22,284
Arisawa Manufacturing Co. Ltd.	1,500	14,226
ARTERIA Networks Corp.	1,900	18,304
As One Corp.	1,300	55,329
Asahi Co. Ltd.	1,900	19,431
Asahi Group Holdings Ltd.	6,500	241,917
Asahi Holdings, Inc.	6,600	100,857
Asahi Intecc Co. Ltd.	4,700	83,041
Asahi Kasei Corp.	52,500	367,716
Asahi Net, Inc.	1,400	6,241
ASAHI YUKIZAI Corp.	1,500	35,959
Asanuma Corp.	1,000	23,508
Asia Pile Holdings Corp.	1,700	9,453
Asics Corp.	4,600	131,028
ASKA Pharmaceutical Holdings Co. Ltd.	2,200	19,791
ASKUL Corp.	2,000	26,038
Astellas Pharma, Inc.	7,300	103,713
Astena Holdings Co. Ltd.	2,300	7,561
†Atrae, Inc.	700	4,896
Aucnet, Inc.	1,200	14,520
Autobacs Seven Co. Ltd.	5,600	61,065
Avant Group Corp.	2,000	21,665
Avantia Co. Ltd.	1,400	8,509
Awa Bank Ltd.	2,500	36,862
Axial Retailing, Inc.	1,600	41,530
Azbil Corp.	2,000	54,779
AZ-Com Maruwa Holdings, Inc.	3,100	46,691
Bandai Namco Holdings, Inc.	8,100	174,629
Bando Chemical Industries Ltd.	4,300	34,456
Bank of Iwate Ltd.	1,400	22,466
Bank of Kochi Ltd.	500	2,556
Bank of Kyoto Ltd.	3,300	156,088
Bank of Nagoya Ltd.	700	16,700
Bank of Saga Ltd.	1,500	18,365
Bank of the Ryukyus Ltd.	3,500	24,490
Bank of Toyama Ltd.	500	6,425
Baroque Japan Ltd.	800	4,953
Base Co. Ltd.	600	26,201
BayCurrent Consulting, Inc.	4,400	182,680
Beauty Garage, Inc.	600	17,594
Belc Co. Ltd.	900	38,072
Bell System24 Holdings, Inc.	3,000	32,791
Belluna Co. Ltd.	3,800	20,155
Benefit One, Inc.	3,600	51,369
Benesse Holdings, Inc.	5,200	76,199
†Bengo4.com, Inc.	600	11,007

LVIP Dimensional International Core Equity Fund–18

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Bic Camera, Inc.	6,700	$ 56,309
BIPROGY, Inc.	4,100	100,748
BML, Inc.	1,700	39,686
Bourbon Corp.	500	8,055
BP Castrol KK	1,800	12,396
Br Holdings Corp.	2,000	5,360
†BrainPad, Inc.	900	4,878
Bridgestone Corp.	16,300	662,150
Broadband Tower, Inc.	9,400	10,436
Broadleaf Co. Ltd.	3,900	12,090
Brother Industries Ltd.	12,000	180,791
Bull-Dog Sauce Co. Ltd.	1,000	14,424
Bunka Shutter Co. Ltd.	4,300	35,957
Business Brain Showa-Ota, Inc.	700	11,125
C Uyemura & Co. Ltd.	500	24,539
Calbee, Inc.	4,000	83,529
Canon Electronics, Inc.	1,900	26,545
Canon Marketing Japan, Inc.	3,000	71,479
Canon, Inc.	10,200	227,153
Capcom Co. Ltd.	5,200	186,111
Careerlink Co. Ltd.	700	13,224
Carlit Holdings Co. Ltd.	2,400	12,608
Carta Holdings, Inc.	500	5,425
Casa, Inc.	2,700	16,907
Casio Computer Co. Ltd.	4,800	47,248
Cawachi Ltd.	1,200	20,726
†CellSource Co. Ltd.	600	14,129
Celsys, Inc.	1,900	9,790
Central Automotive Products Ltd.	700	13,916
Central Glass Co. Ltd.	2,700	59,939
Central Japan Railway Co.	1,500	178,979
Central Security Patrols Co. Ltd.	900	18,448
Central Sports Co. Ltd.	600	11,150
Ceres, Inc.	1,000	9,526
Charm Care Corp. KK	3,000	25,159
Chiba Bank Ltd.	18,200	117,468
Chiba Kogyo Bank Ltd.	4,900	19,905
Chilled & Frozen Logistics Holdings Co. Ltd.	1,400	13,458
†Chiyoda Corp.	7,600	22,531
Chori Co. Ltd.	700	13,271
Chubu Electric Power Co., Inc.	10,800	113,934
Chubu Shiryo Co. Ltd.	1,700	13,413
Chuetsu Pulp & Paper Co. Ltd.	800	6,197
Chugai Pharmaceutical Co. Ltd.	10,000	246,926
Chugin Financial Group, Inc.	12,500	83,990
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
†Chugoku Electric Power Co., Inc.	14,600	$ 74,159
Chugoku Marine Paints Ltd.	4,600	38,087
CI Takiron Corp.	4,000	14,899
Citizen Watch Co. Ltd.	18,600	109,437
CKD Corp.	4,200	68,581
CK-San-Etsu Co. Ltd.	700	22,986
CMIC Holdings Co. Ltd.	800	12,522
CMK Corp.	8,100	28,025
Coca-Cola Bottlers Japan Holdings, Inc.	9,475	103,548
Colowide Co. Ltd.	6,100	88,756
Computer Engineering & Consulting Ltd.	1,800	17,411
COMSYS Holdings Corp.	6,400	118,203
Comture Corp.	2,300	36,138
Concordia Financial Group Ltd.	37,469	138,109
Cosmo Energy Holdings Co. Ltd.	6,100	197,617
Cosmos Pharmaceutical Corp.	900	81,045
Cota Co. Ltd.	968	11,198
CRE, Inc.	500	4,859
Create Restaurants Holdings, Inc.	9,400	71,737
Create SD Holdings Co. Ltd.	1,300	33,042
Creek & River Co. Ltd.	1,100	19,194
Cresco Ltd.	900	11,558
CTI Engineering Co. Ltd.	1,000	22,833
CTS Co. Ltd.	2,700	15,684
Curves Holdings Co. Ltd.	3,600	20,826
CyberAgent, Inc.	13,100	110,994
Cybozu, Inc.	2,000	44,618
Dai Nippon Toryo Co. Ltd.	2,000	12,809
Daicel Corp.	22,600	170,774
Dai-Dan Co. Ltd.	1,400	25,067
Daido Metal Co. Ltd.	3,800	14,676
Daido Steel Co. Ltd.	2,200	86,596
Daifuku Co. Ltd.	6,000	111,403
Daihatsu Diesel Manufacturing Co. Ltd.	2,100	8,622
Daihen Corp.	1,400	47,056
Daiho Corp.	1,000	27,797
Dai-Ichi Cutter Kogyo KK	2,400	21,272
Daiichi Jitsugyo Co. Ltd.	600	25,230
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	1,000	7,685
Dai-ichi Life Holdings, Inc.	20,700	380,538
Daiichi Sankyo Co. Ltd.	3,800	138,615
Daiken Corp.	800	13,784
Daiken Medical Co. Ltd.	2,500	9,079

LVIP Dimensional International Core Equity Fund–19

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Daiki Aluminium Industry Co. Ltd.	3,000	$ 32,482
Daikin Industries Ltd.	2,600	466,457
Daikokutenbussan Co. Ltd.	800	30,355
Daikyonishikawa Corp.	4,000	19,522
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	600	8,089
Daio Paper Corp.	6,400	50,053
Daiseki Co. Ltd.	1,300	41,321
Daishi Hokuetsu Financial Group, Inc.	3,050	66,658
Daishinku Corp.	1,000	5,518
Daito Pharmaceutical Co. Ltd.	1,600	29,785
Daito Trust Construction Co. Ltd.	1,900	189,297
Daitron Co. Ltd.	800	16,148
Daiwa House Industry Co. Ltd.	18,600	438,239
Daiwa Securities Group, Inc.	37,700	176,987
Daiwabo Holdings Co. Ltd.	7,800	128,829
DCM Holdings Co. Ltd.	9,200	80,170
Dear Life Co. Ltd.	2,300	11,608
Denka Co. Ltd.	5,500	113,821
Denso Corp.	5,100	287,882
Dentsu Group, Inc.	7,100	250,263
Dexerials Corp.	4,700	96,091
Diamond Electric Holdings Co. Ltd.	700	4,555
DIC Corp.	7,400	133,306
Digital Arts, Inc.	900	34,920
Digital Garage, Inc.	1,600	52,853
Digital Hearts Holdings Co. Ltd.	1,000	11,034
Digital Information Technologies	1,900	24,645
dip Corp.	3,200	85,776
Direct Marketing MiX, Inc.	1,500	15,419
Disco Corp.	2,100	244,296
DKS Co. Ltd.	600	8,548
DMG Mori Co. Ltd.	9,200	155,534
Double Standard, Inc.	1,200	18,894
Doutor Nichires Holdings Co. Ltd.	2,900	41,459
Dowa Holdings Co. Ltd.	4,900	157,574
DTS Corp.	2,200	53,602
DyDo Group Holdings, Inc.	600	22,061
Eagle Industry Co. Ltd.	2,500	22,495
East Japan Railway Co.	2,500	138,354
Ebara Corp.	6,800	316,638
Ebara Foods Industry, Inc.	500	11,698
Ebara Jitsugyo Co. Ltd.	1,200	26,059
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Ebase Co. Ltd.	1,200	$ 6,248
Eco's Co. Ltd.	1,500	21,486
EDION Corp.	6,600	63,824
EF-ON, Inc.	960	4,512
eGuarantee, Inc.	2,400	39,497
E-Guardian, Inc.	700	12,181
Ehime Bank Ltd.	2,500	15,926
Eidai Co. Ltd.	3,200	5,409
Eiken Chemical Co. Ltd.	2,300	27,192
Eisai Co. Ltd.	900	51,120
Elan Corp.	1,800	14,300
Elecom Co. Ltd.	4,000	38,045
Electric Power Development Co. Ltd.	5,700	91,621
Elematec Corp.	1,500	21,033
EM Systems Co. Ltd.	1,900	12,143
en Japan, Inc.	2,900	50,050
Endo Lighting Corp.	1,600	11,274
ENEOS Holdings, Inc.	224,150	786,433
Enigmo, Inc.	2,400	9,081
eRex Co. Ltd.	2,300	31,922
ES-Con Japan Ltd.	1,800	11,822
ESPEC Corp.	1,500	23,124
Exedy Corp.	3,000	41,050
EXEO Group, Inc.	6,300	114,035
Ezaki Glico Co. Ltd.	3,500	88,033
F&M Co. Ltd.	600	8,910
FALCO HOLDINGS Co. Ltd.	900	13,355
Fancl Corp.	1,600	29,452
FANUC Corp.	4,500	162,505
Fast Retailing Co. Ltd.	2,700	591,064
†FDK Corp.	1,200	7,935
Feed One Co. Ltd.	1,840	9,392
Ferrotec Holdings Corp.	3,700	93,601
FIDEA Holdings Co. Ltd.	1,800	18,124
Financial Products Group Co. Ltd.	5,700	49,882
FINDEX, Inc.	1,400	7,292
First Bank of Toyama Ltd.	3,100	13,817
First Brothers Co. Ltd.	1,700	11,247
Fixstars Corp.	1,500	16,825
Food & Life Cos. Ltd.	6,300	164,404
Foster Electric Co. Ltd.	1,900	16,532
FP Corp.	2,600	64,594
France Bed Holdings Co. Ltd.	1,400	11,190
F-Tech, Inc.	1,100	5,485
Fudo Tetra Corp.	1,890	23,303
Fuji Corp.	6,900	106,820
Fuji Corp. Ltd.	3,100	15,890
Fuji Electric Co. Ltd.	3,600	142,165
Fuji Kyuko Co. Ltd.	2,000	66,371
Fuji Oil Co. Ltd.	6,500	12,989

LVIP Dimensional International Core Equity Fund–20

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Fuji Oil Holdings, Inc.	4,300	$ 62,486
Fuji Pharma Co. Ltd.	700	5,988
Fuji Seal International, Inc.	2,700	30,865
Fuji Soft, Inc.	1,000	58,049
Fujibo Holdings, Inc.	1,300	32,482
Fujicco Co. Ltd.	1,300	18,177
FUJIFILM Holdings Corp.	3,600	182,747
Fujikura Composites, Inc.	1,400	11,631
Fujikura Ltd.	24,000	170,486
Fujimi, Inc.	600	33,219
Fujimori Kogyo Co. Ltd.	900	21,717
Fujisash Co. Ltd.	13,300	6,520
Fujitsu General Ltd.	800	22,590
Fujitsu Ltd.	3,200	432,417
Fujiya Co. Ltd.	600	11,178
FuKoKu Co. Ltd.	1,800	13,975
Fukuda Corp.	400	14,046
Fukuda Denshi Co. Ltd.	1,400	45,065
Fukui Bank Ltd.	1,800	20,253
Fukui Computer Holdings, Inc.	1,100	22,802
Fukuoka Financial Group, Inc.	6,700	128,914
Fukushima Bank Ltd.	1,600	2,758
Fukushima Galilei Co. Ltd.	700	25,307
Fukuyama Transporting Co. Ltd.	2,400	65,277
FULLCAST Holdings Co. Ltd.	1,600	29,293
Funai Soken Holdings, Inc.	3,000	61,591
Furukawa Battery Co. Ltd.	2,300	18,613
Furukawa Co. Ltd.	3,300	31,872
Furukawa Electric Co. Ltd.	5,600	104,311
Furuno Electric Co. Ltd.	2,500	18,461
Furuya Metal Co. Ltd.	600	41,347
Furyu Corp.	2,700	24,437
Fuso Chemical Co. Ltd.	1,900	54,292
Fuso Pharmaceutical Industries Ltd.	400	6,025
Futaba Industrial Co. Ltd.	7,100	22,880
Future Corp.	4,000	55,292
G-7 Holdings, Inc.	3,200	35,000
Gakken Holdings Co. Ltd.	2,200	14,146
Gakkyusha Co. Ltd.	900	13,456
Gecoss Corp.	900	6,003
Genky DrugStores Co. Ltd.	1,300	38,384
Geo Holdings Corp.	3,500	42,376
Gift Holdings, Inc.	1,100	37,899
GLOBERIDE, Inc.	1,400	26,265
Glory Ltd.	4,300	94,127
GMO Financial Holdings, Inc.	2,700	11,784
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
GMO GlobalSign Holdings KK	800	$ 24,730
GMO Payment Gateway, Inc.	1,100	95,235
Godo Steel Ltd.	1,200	30,808
Goldwin, Inc.	1,200	114,490
Golf Digest Online, Inc.	2,300	17,242
Good Com Asset Co. Ltd.	1,800	11,497
gremz, Inc.	1,700	30,816
GS Yuasa Corp.	6,100	110,174
G-Tekt Corp.	1,700	18,411
Gunma Bank Ltd.	28,900	96,644
Gunze Ltd.	1,100	37,262
H.U. Group Holdings, Inc.	4,600	92,627
H2O Retailing Corp.	7,100	79,872
HABA Laboratories, Inc.	400	7,022
Hachijuni Bank Ltd.	25,900	112,519
Hagihara Industries, Inc.	1,300	12,289
Hagiwara Electric Holdings Co. Ltd.	400	10,053
Hakudo Co. Ltd.	1,100	21,767
Hakuhodo DY Holdings, Inc.	9,300	105,438
Hakuto Co. Ltd.	1,300	48,437
Halows Co. Ltd.	800	19,266
Hamakyorex Co. Ltd.	1,800	43,900
Hamamatsu Photonics KK	2,500	134,854
Hankyu Hanshin Holdings, Inc.	6,100	180,877
Hanwa Co. Ltd.	3,300	98,656
Happinet Corp.	800	11,250
Hard Off Corp. Co. Ltd.	2,100	20,441
Harima Chemicals Group, Inc.	1,400	9,282
Harmonic Drive Systems, Inc.	500	16,674
Haseko Corp.	20,600	239,447
Hashimoto Sogyo Holdings Co. Ltd.	1,400	11,923
Hazama Ando Corp.	15,000	97,023
Heiwa Corp.	4,700	93,248
Heiwa Real Estate Co. Ltd.	2,200	62,965
Heiwado Co. Ltd.	3,300	50,717
†Hino Motors Ltd.	15,300	64,069
Hioki EE Corp.	600	39,325
Hirakawa Hewtech Corp.	2,000	23,046
Hirano Tecseed Co. Ltd.	700	10,911
Hirata Corp.	700	36,361
Hirogin Holdings, Inc.	22,300	105,446
Hirose Electric Co. Ltd.	600	78,496
Hiroshima Gas Co. Ltd.	2,000	5,344
Hisamitsu Pharmaceutical Co., Inc.	2,000	57,203

LVIP Dimensional International Core Equity Fund–21

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Hitachi Construction Machinery Co. Ltd.	3,700	$ 86,237
Hitachi Ltd.	21,400	1,176,159
Hitachi Zosen Corp.	13,400	87,917
Hochiki Corp.	1,300	15,214
Hodogaya Chemical Co. Ltd.	400	9,123
Hogy Medical Co. Ltd.	1,600	38,382
Hokkaido Coca-Cola Bottling Co. Ltd.	200	6,455
†Hokkaido Electric Power Co., Inc.	9,500	34,863
Hokkaido Gas Co. Ltd.	800	11,738
Hokkan Holdings Ltd.	800	8,278
Hokko Chemical Industry Co. Ltd.	2,100	13,411
Hokkoku Financial Holdings, Inc.	1,900	59,374
Hokuetsu Corp.	9,600	64,394
Hokuetsu Industries Co. Ltd.	2,000	21,168
Hokuhoku Financial Group, Inc.	9,900	69,276
Hokuriku Electric Industry Co. Ltd.	1,300	13,399
†Hokuriku Electric Power Co.	7,900	35,358
Hokuto Corp.	1,200	16,789
Honda Motor Co. Ltd.	24,500	648,054
Honda Motor Co. Ltd. ADR	1,162	30,781
H-One Co. Ltd.	800	3,816
Honeys Holdings Co. Ltd.	2,300	28,860
Honma Golf Ltd.	17,500	7,379
Hoosiers Holdings Co. Ltd.	2,900	18,098
Horiba Ltd.	2,500	150,042
Hoshizaki Corp.	1,000	36,944
Hosokawa Micron Corp.	1,200	26,313
House Foods Group, Inc.	2,400	50,888
Howa Machinery Ltd.	1,300	8,769
Hoya Corp.	5,000	552,561
HS Holdings Co. Ltd.	1,600	11,837
Hulic Co. Ltd.	14,900	122,556
Hyakugo Bank Ltd.	16,800	47,108
Hyakujushi Bank Ltd.	2,400	33,323
Ibiden Co. Ltd.	4,700	188,486
IBJ, Inc.	1,500	7,992
Ichiken Co. Ltd.	800	10,745
Ichikoh Industries Ltd.	2,000	7,092
Ichinen Holdings Co. Ltd.	2,500	23,886
Ichiyoshi Securities Co. Ltd.	4,600	21,029
ID Holdings Corp.	1,100	8,307
IDEA Consultants, Inc.	700	8,395
Idec Corp.	2,000	52,113
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Idemitsu Kosan Co. Ltd.	16,296	$ 356,765
IDOM, Inc.	5,900	38,180
IHI Corp.	6,300	158,251
Iida Group Holdings Co. Ltd.	4,000	65,307
Iino Kaiun Kaisha Ltd.	10,000	76,081
IJTT Co. Ltd.	2,700	10,852
I'll, Inc.	900	16,295
IMAGICA GROUP, Inc.	1,900	8,581
Imura & Co. Ltd.	1,100	8,268
Imuraya Group Co. Ltd.	800	13,422
Inaba Denki Sangyo Co. Ltd.	2,500	54,648
Inaba Seisakusho Co. Ltd.	900	9,754
Inabata & Co. Ltd.	3,500	71,175
Inageya Co. Ltd.	900	8,723
I-Net Corp.	1,100	10,594
Infocom Corp.	1,700	30,124
Infomart Corp.	11,600	24,369
Information Services International-Dentsu Ltd.	1,800	71,001
INFRONEER Holdings, Inc.	18,740	144,839
Innotech Corp.	3,400	35,571
Inpex Corp.	43,000	455,048
Insource Co. Ltd.	3,600	36,830
Intage Holdings, Inc.	2,000	23,469
Inter Action Corp.	900	10,397
Internet Initiative Japan, Inc.	6,400	133,445
Inui Global Logistics Co. Ltd.	1,200	16,289
I-PEX, Inc.	900	9,580
IPS, Inc.	600	11,095
IR Japan Holdings Ltd.	800	14,189
Iriso Electronics Co. Ltd.	1,100	40,974
ISB Corp.	1,100	9,995
Iseki & Co. Ltd.	2,300	20,722
Isetan Mitsukoshi Holdings Ltd.	12,500	139,954
Ishihara Sangyo Kaisha Ltd.	2,600	21,978
Isuzu Motors Ltd.	25,700	307,140
ITmedia, Inc.	600	6,356
Ito En Ltd.	2,400	78,534
ITOCHU Corp.	34,800	1,133,312
Itochu Enex Co. Ltd.	6,000	51,159
Itochu Techno-Solutions Corp.	3,100	76,384
Itochu-Shokuhin Co. Ltd.	300	11,549
Itoham Yonekyu Holdings, Inc.	12,400	65,467
Itoki Corp.	4,300	24,340

LVIP Dimensional International Core Equity Fund–22

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
IwaiCosmo Holdings, Inc.	2,000	$ 20,243
Iwaki Co. Ltd.	2,000	19,653
Iwatani Corp.	3,500	153,155
Iyogin Holdings, Inc.	19,400	110,262
Izumi Co. Ltd.	2,700	64,171
J Front Retailing Co. Ltd.	18,400	183,753
J Trust Co. Ltd.	7,800	23,338
JAC Recruitment Co. Ltd.	1,300	25,647
JANOME Corp.	1,000	4,746
Japan Airlines Co. Ltd.	1,100	21,448
†Japan Airport Terminal Co. Ltd.	700	34,967
Japan Aviation Electronics Industry Ltd.	4,000	69,652
†Japan Communications, Inc.	7,800	14,560
Japan Electronic Materials Corp.	1,200	13,839
Japan Elevator Service Holdings Co. Ltd.	5,100	83,240
Japan Exchange Group, Inc.	15,500	237,055
†Japan Hospice Holdings, Inc.	800	20,474
Japan Investment Adviser Co. Ltd.	700	5,611
Japan Lifeline Co. Ltd.	4,500	31,220
Japan Material Co. Ltd.	5,800	103,746
Japan Medical Dynamic Marketing, Inc.	1,400	11,027
Japan Post Holdings Co. Ltd.	24,100	195,595
Japan Post Insurance Co. Ltd.	5,200	81,046
Japan Property Management Center Co. Ltd.	1,500	11,965
Japan Pulp & Paper Co. Ltd.	800	31,114
Japan Securities Finance Co. Ltd.	4,600	35,383
Japan Steel Works Ltd.	1,700	31,967
Japan System Techniques Co. Ltd.	1,800	24,524
Japan Tobacco, Inc.	24,300	513,302
Japan Transcity Corp.	3,000	13,843
Japan Wool Textile Co. Ltd.	4,700	35,050
JBCC Holdings, Inc.	800	13,128
JCR Pharmaceuticals Co. Ltd.	3,400	36,437
JCU Corp.	2,100	54,920
JDC Corp.	4,600	20,977
Jeol Ltd.	2,400	77,576
JFE Holdings, Inc.	37,600	477,235
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
†JIG-SAW, Inc.	300	$ 12,067
Jimoto Holdings, Inc.	1,930	5,677
JINS Holdings, Inc.	1,100	30,017
JINUSHI Co. Ltd.	700	10,129
JK Holdings Co. Ltd.	1,500	11,694
J-Lease Co. Ltd.	600	9,746
JM Holdings Co. Ltd.	800	11,721
JMS Co. Ltd.	1,500	5,926
†Joban Kosan Co. Ltd.	800	7,638
J-Oil Mills, Inc.	1,400	16,076
Joshin Denki Co. Ltd.	2,200	32,488
Joyful Honda Co. Ltd.	3,900	50,507
JP-Holdings, Inc.	4,300	11,765
JSB Co. Ltd.	900	30,930
JSP Corp.	1,400	16,401
JSR Corp.	1,800	42,581
JTEKT Corp.	14,100	108,883
Juki Corp.	2,600	12,295
Juroku Financial Group, Inc.	2,500	53,345
Justsystems Corp.	2,400	64,169
JVCKenwood Corp.	16,000	46,145
Kadokawa Corp.	1,800	38,444
Kadoya Sesame Mills, Inc.	300	8,027
Kaga Electronics Co. Ltd.	1,700	64,559
Kagome Co. Ltd.	2,100	48,974
Kajima Corp.	17,000	205,146
Kakaku.com, Inc.	7,500	102,955
Kaken Pharmaceutical Co. Ltd.	2,100	58,637
†Kakiyasu Honten Co. Ltd.	700	11,738
Kamakura Shinsho Ltd.	2,300	17,784
Kameda Seika Co. Ltd.	900	29,833
Kamei Corp.	1,600	17,812
Kamigumi Co. Ltd.	5,900	123,949
Kanaden Corp.	1,100	9,652
Kanagawa Chuo Kotsu Co. Ltd.	400	9,844
Kanamic Network Co. Ltd.	1,800	6,652
Kanamoto Co. Ltd.	2,500	41,191
Kandenko Co. Ltd.	9,600	67,817
Kaneka Corp.	3,800	99,296
Kaneko Seeds Co. Ltd.	900	11,289
Kanematsu Corp.	6,800	84,448
Kansai Electric Power Co., Inc.	14,000	136,345
Kansai Paint Co. Ltd.	4,100	55,566
Kanto Denka Kogyo Co. Ltd.	4,200	32,856
Kao Corp.	7,600	295,832
†Kasai Kogyo Co. Ltd.	2,600	4,056
Katitas Co. Ltd.	4,100	80,242
Kato Sangyo Co. Ltd.	2,100	55,751
Kato Works Co. Ltd.	400	3,136

LVIP Dimensional International Core Equity Fund–23

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
KAWADA TECHNOLOGIES, Inc.	600	$ 17,068
Kawai Musical Instruments Manufacturing Co. Ltd.	500	11,528
Kawasaki Heavy Industries Ltd.	12,100	264,889
Kawasaki Kisen Kaisha Ltd.	4,200	96,331
KDDI Corp.	36,700	1,131,745
KeePer Technical Laboratory Co. Ltd.	700	26,173
Keihan Holdings Co. Ltd.	3,000	78,290
Keihanshin Building Co. Ltd.	1,600	14,474
Keikyu Corp.	8,000	76,014
Keio Corp.	1,800	63,207
Keisei Electric Railway Co. Ltd.	2,500	77,006
KEIWA, Inc.	1,000	11,579
Keiyo Bank Ltd.	9,000	38,540
Keiyo Co. Ltd.	3,000	19,088
Kenko Mayonnaise Co. Ltd.	1,500	13,671
Kewpie Corp.	6,100	102,480
Keyence Corp.	1,600	784,173
KFC Holdings Japan Ltd.	1,400	29,858
KFC Ltd.	1,300	12,612
KH Neochem Co. Ltd.	2,400	43,647
Kibun Foods, Inc.	2,200	16,577
Kikkoman Corp.	1,800	91,896
Kimura Unity Co. Ltd.	2,000	15,606
King Jim Co. Ltd.	1,800	12,338
†Kintetsu Department Store Co. Ltd.	700	12,913
Kintetsu Group Holdings Co. Ltd.	2,300	74,092
Kirin Holdings Co. Ltd.	4,500	71,193
Ki-Star Real Estate Co. Ltd.	600	18,818
Kitagawa Corp.	600	4,880
Kita-Nippon Bank Ltd.	400	5,990
Kitanotatsujin Corp.	3,800	9,646
Kitz Corp.	5,100	35,861
Kiyo Bank Ltd.	5,100	57,287
Koa Corp.	2,000	27,935
Koatsu Gas Kogyo Co. Ltd.	2,000	10,652
Kobayashi Pharmaceutical Co. Ltd.	700	42,812
Kobe Bussan Co. Ltd.	4,800	134,026
†Kobe Electric Railway Co. Ltd.	500	11,938
Kobe Steel Ltd.	22,700	180,961
Koei Tecmo Holdings Co. Ltd.	1,800	32,532
Kohnan Shoji Co. Ltd.	1,900	46,593
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kohsoku Corp.	800	$ 12,148
Koito Manufacturing Co. Ltd.	5,200	98,572
Kojima Co. Ltd.	3,000	12,698
Kokuyo Co. Ltd.	3,000	42,593
Komatsu Ltd.	28,700	712,481
Komatsu Matere Co. Ltd.	1,900	9,940
KOMEDA Holdings Co. Ltd.	3,200	56,828
Komehyo Holdings Co. Ltd.	1,100	20,869
Komeri Co. Ltd.	3,000	61,967
Konaka Co. Ltd.	2,400	6,358
Konami Group Corp.	2,600	119,334
Kondotec, Inc.	2,100	15,889
Konica Minolta, Inc.	33,200	142,995
Konishi Co. Ltd.	2,500	36,270
Konoike Transport Co. Ltd.	2,700	30,449
Konoshima Chemical Co. Ltd.	1,400	18,440
Kosaido Holdings Co. Ltd.	2,100	37,348
Kose Corp.	200	23,772
Kotobuki Spirits Co. Ltd.	1,100	78,051
Kozo Keikaku Engineering, Inc.	500	11,235
KPP Group Holdings Co. Ltd.	3,400	17,235
Krosaki Harima Corp.	500	25,104
KRS Corp.	1,200	8,960
K's Holdings Corp.	14,100	123,798
KU Holdings Co. Ltd.	1,500	16,836
Kubota Corp.	11,200	169,807
Kumagai Gumi Co. Ltd.	2,800	56,209
Kumiai Chemical Industry Co. Ltd.	4,770	30,700
Kurabo Industries Ltd.	800	15,233
Kuraray Co. Ltd.	23,800	218,905
Kureha Corp.	1,400	89,697
Kurimoto Ltd.	800	12,283
Kurita Water Industries Ltd.	2,700	123,679
Kuriyama Holdings Corp.	1,400	9,255
Kusuri No. Aoki Holdings Co. Ltd.	1,100	55,790
KYB Corp.	1,500	45,618
Kyodo Printing Co. Ltd.	400	8,304
Kyoei Steel Ltd.	2,300	27,994
Kyokuto Boeki Kaisha Ltd.	1,400	15,930
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,300	28,112
Kyokuyo Co. Ltd.	1,000	25,847
KYORIN Holdings, Inc.	3,000	38,613
KYORITSU Co. Ltd.	3,400	4,057
Kyoritsu Maintenance Co. Ltd.	700	28,306

LVIP Dimensional International Core Equity Fund–24

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kyosan Electric Manufacturing Co. Ltd.	4,100	$ 13,174
Kyowa Kirin Co. Ltd.	1,200	26,198
Kyudenko Corp.	3,500	89,023
†Kyushu Electric Power Co., Inc.	14,600	83,433
Kyushu Financial Group, Inc.	32,000	115,464
Kyushu Railway Co.	5,300	117,924
†LA Holdings Co. Ltd.	1,000	29,177
LAC Co. Ltd.	800	4,236
Lacto Japan Co. Ltd.	500	7,708
Lasertec Corp.	1,300	230,983
Lawson, Inc.	3,000	127,013
LEC, Inc.	1,800	10,954
†Leopalace21 Corp.	8,700	23,500
Life Corp.	1,800	35,139
LIFULL Co. Ltd.	5,900	9,599
Linical Co. Ltd.	1,000	5,266
Link & Motivation, Inc.	1,400	5,565
Lintec Corp.	3,400	55,706
Lion Corp.	8,000	86,447
LITALICO, Inc.	2,400	46,954
Lixil Corp.	17,800	293,804
Loadstar Capital KK	1,000	10,651
Look Holdings, Inc.	1,700	29,332
†M&A Capital Partners Co. Ltd.	1,200	33,673
M3, Inc.	8,000	201,352
Mabuchi Motor Co. Ltd.	4,000	116,717
Macnica Holdings, Inc.	3,900	111,090
Macromill, Inc.	3,300	23,463
Maeda Kosen Co. Ltd.	900	21,916
Maezawa Industries, Inc.	2,700	13,460
Makino Milling Machine Co. Ltd.	2,600	95,551
Makita Corp.	5,700	141,958
Management Solutions Co. Ltd.	800	20,074
Mandom Corp.	2,100	23,460
Mani, Inc.	1,900	26,017
MarkLines Co. Ltd.	1,600	30,749
Marubeni Corp.	35,500	482,790
Marubun Corp.	2,400	24,821
Marudai Food Co. Ltd.	1,600	17,557
Maruha Nichiro Corp.	3,300	59,151
Marui Group Co. Ltd.	6,100	93,372
MARUKA FURUSATO Corp.	1,261	26,815
Marumae Co. Ltd.	700	8,990
Marusan Securities Co. Ltd.	3,900	12,582
Maruwa Co. Ltd.	600	83,659
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Maruzen CHI Holdings Co. Ltd.	2,600	$ 6,925
Maruzen Showa Unyu Co. Ltd.	800	19,478
Marvelous, Inc.	2,500	12,464
Matching Service Japan Co. Ltd.	900	6,992
Matsuda Sangyo Co. Ltd.	800	13,748
Matsui Securities Co. Ltd.	10,000	59,116
MatsukiyoCocokara & Co.	1,420	75,220
Matsuoka Corp.	1,600	17,059
Max Co. Ltd.	800	12,837
Maxell Ltd.	4,900	57,027
Maxvalu Tokai Co. Ltd.	500	10,126
Mazda Motor Corp.	17,500	161,420
McDonald's Holdings Co. Japan Ltd.	2,100	87,306
MCJ Co. Ltd.	5,000	35,201
Mebuki Financial Group, Inc.	63,390	154,992
MEC Co. Ltd.	500	9,735
†Media Do Co. Ltd.	300	3,215
Medical Data Vision Co. Ltd.	2,900	19,947
Medical System Network Co. Ltd.	4,100	12,397
Medipal Holdings Corp.	9,600	130,833
Medius Holdings Co. Ltd.	1,600	9,898
†MedPeer, Inc.	900	7,554
Megachips Corp.	1,500	37,216
Megmilk Snow Brand Co. Ltd.	3,500	46,593
Meidensha Corp.	3,100	45,119
Meiji Electric Industries Co. Ltd.	1,100	10,033
MEIJI Holdings Co. Ltd.	8,400	199,779
Meiko Electronics Co. Ltd.	2,400	53,420
Meitec Corp.	5,700	102,056
Meiwa Corp.	2,500	12,961
Melco Holdings, Inc.	1,000	24,711
Members Co. Ltd.	800	7,962
Menicon Co. Ltd.	5,400	115,073
†Mercari, Inc.	1,600	28,202
METAWATER Co. Ltd.	2,000	26,136
Micronics Japan Co. Ltd.	1,500	15,193
Midac Holdings Co. Ltd.	800	13,075
Mie Kotsu Group Holdings, Inc.	2,500	10,555
Mikuni Corp.	1,600	4,096
Milbon Co. Ltd.	1,600	65,986
MIMAKI ENGINEERING Co. Ltd.	2,700	13,696
Mimasu Semiconductor Industry Co. Ltd.	1,200	26,811

LVIP Dimensional International Core Equity Fund–25

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
MINEBEA MITSUMI, Inc.	12,032	$ 229,769
Ministop Co. Ltd.	1,700	18,021
MIRAIT ONE Corp.	7,600	94,650
Mirarth Holdings, Inc.	9,900	28,198
Miroku Jyoho Service Co. Ltd.	900	11,203
MISUMI Group, Inc.	7,400	185,949
Mitani Corp.	2,400	24,391
Mitani Sekisan Co. Ltd.	400	14,142
Mitsuba Corp.	2,400	9,504
Mitsubishi Chemical Group Corp.	95,900	570,363
Mitsubishi Corp.	22,900	822,945
Mitsubishi Electric Corp.	21,500	256,928
Mitsubishi Estate Co. Ltd.	12,700	151,062
Mitsubishi Gas Chemical Co., Inc.	10,800	160,702
Mitsubishi Heavy Industries Ltd.	5,200	191,573
Mitsubishi Kakoki Kaisha Ltd.	700	11,846
Mitsubishi Logisnext Co. Ltd.	3,300	23,526
Mitsubishi Logistics Corp.	4,100	96,419
Mitsubishi Materials Corp.	7,400	120,666
†Mitsubishi Motors Corp.	32,300	127,288
Mitsubishi Paper Mills Ltd.	2,100	5,532
Mitsubishi Research Institute, Inc.	1,000	38,516
Mitsubishi Shokuhin Co. Ltd.	1,200	29,489
Mitsubishi Steel Manufacturing Co. Ltd.	600	5,317
Mitsubishi UFJ Financial Group, Inc.	158,500	1,015,774
Mitsui Chemicals, Inc.	12,500	322,757
Mitsui DM Sugar Holdings Co. Ltd.	1,200	18,417
†Mitsui E&S Holdings Co. Ltd.	6,300	19,901
Mitsui Fudosan Co. Ltd.	11,100	208,507
Mitsui High-Tec, Inc.	1,300	82,677
Mitsui Mining & Smelting Co. Ltd.	5,200	126,510
Mitsui OSK Lines Ltd.	10,100	253,284
Mitsui-Soko Holdings Co. Ltd.	1,600	47,529
Miura Co. Ltd.	2,500	64,118
Miyazaki Bank Ltd.	900	15,912
Miyoshi Oil & Fat Co. Ltd.	1,500	11,053
Mizuho Financial Group, Inc.	31,070	440,186
Mizuno Corp.	1,700	39,936
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mochida Pharmaceutical Co. Ltd.	1,400	$ 35,379
Monex Group, Inc.	14,000	50,919
Monogatari Corp.	2,700	54,977
MonotaRO Co. Ltd.	7,600	95,727
MORESCO Corp.	700	6,105
Morinaga & Co. Ltd.	3,000	84,969
Morinaga Milk Industry Co. Ltd.	3,200	115,099
Moriroku Holdings Co. Ltd.	1,700	23,655
Morita Holdings Corp.	3,000	30,184
Morozoff Ltd.	200	5,252
Mory Industries, Inc.	200	5,225
MrMax Holdings Ltd.	2,600	13,324
MS&AD Insurance Group Holdings, Inc.	5,800	179,747
m-up Holdings, Inc.	1,600	13,851
Murata Manufacturing Co. Ltd.	8,700	530,223
Musashi Seimitsu Industry Co. Ltd.	4,800	67,993
Musashino Bank Ltd.	2,100	35,284
Nabtesco Corp.	2,900	71,329
NAC Co. Ltd.	2,400	17,299
Nachi-Fujikoshi Corp.	1,300	38,881
Nafco Co. Ltd.	1,600	21,289
Nagano Bank Ltd.	700	7,665
Nagano Keiki Co. Ltd.	1,200	11,987
Nagase & Co. Ltd.	9,200	141,719
Nagatanien Holdings Co. Ltd.	1,000	15,778
Nagawa Co. Ltd.	300	15,497
Nagoya Railroad Co. Ltd.	6,500	100,331
Nakabayashi Co. Ltd.	2,100	7,546
Nakamoto Packs Co. Ltd.	800	9,496
Nakamuraya Co. Ltd.	500	11,666
Nakanishi, Inc.	3,300	65,556
Nakayama Steel Works Ltd.	3,400	25,060
†Namura Shipbuilding Co. Ltd.	11,100	29,240
Nankai Electric Railway Co. Ltd.	3,800	83,881
Nanto Bank Ltd.	2,300	40,413
Natori Co. Ltd.	700	10,222
NEC Corp.	10,000	386,052
NEC Networks & System Integration Corp.	4,400	53,750
NET One Systems Co. Ltd.	5,400	129,580
Nexon Co. Ltd.	1,100	26,267
Nextage Co. Ltd.	4,100	85,696
†NexTone, Inc.	400	9,383
NGK Insulators Ltd.	19,200	254,601
NGK Spark Plug Co. Ltd.	12,500	258,661
NH Foods Ltd.	6,500	188,020

LVIP Dimensional International Core Equity Fund–26

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
NHK Spring Co. Ltd.	15,200	$ 109,123
Nichias Corp.	4,300	86,663
Nichiban Co. Ltd.	600	8,710
Nichicon Corp.	4,500	47,067
Nichiden Corp.	1,300	18,717
Nichiha Corp.	2,000	40,909
Nichirei Corp.	8,100	163,919
Nichirin Co. Ltd.	1,300	23,202
Nidec Corp.	4,700	244,593
Nifco, Inc.	5,600	159,222
Nihon Chouzai Co. Ltd.	800	6,992
Nihon Dengi Co. Ltd.	400	10,288
Nihon Denkei Co. Ltd.	1,200	17,292
Nihon Flush Co. Ltd.	2,200	16,238
Nihon House Holdings Co. Ltd.	2,600	7,760
Nihon Kohden Corp.	2,700	73,262
Nihon M&A Center Holdings, Inc.	7,800	58,464
Nihon Nohyaku Co. Ltd.	2,400	12,261
Nihon Plast Co. Ltd.	1,900	5,846
†Nihon Yamamura Glass Co. Ltd.	1,000	5,092
Nikkiso Co. Ltd.	6,300	44,844
Nikko Co. Ltd.	2,100	10,054
Nikkon Holdings Co. Ltd.	4,500	84,329
Nintendo Co. Ltd.	17,000	660,307
Nippn Corp.	4,800	60,096
Nippon Air Conditioning Services Co. Ltd.	1,800	9,796
Nippon Carbide Industries Co., Inc.	800	7,959
Nippon Carbon Co. Ltd.	1,000	30,985
Nippon Ceramic Co. Ltd.	700	14,338
Nippon Chemical Industrial Co. Ltd.	600	8,990
†Nippon Chemi-Con Corp.	2,100	33,489
†Nippon Coke & Engineering Co. Ltd.	18,200	11,966
Nippon Concept Corp.	800	10,190
†Nippon Concrete Industries Co. Ltd.	2,600	5,013
Nippon Denko Co. Ltd.	13,700	37,058
Nippon Electric Glass Co. Ltd.	6,600	127,267
NIPPON EXPRESS HOLDINGS, Inc.	4,700	283,600
Nippon Gas Co. Ltd.	8,700	126,258
Nippon Kayaku Co. Ltd.	10,600	96,040
Nippon Kodoshi Corp.	800	11,928
Nippon Koei Co. Ltd.	1,300	33,147
Nippon Light Metal Holdings Co. Ltd.	4,270	47,209
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nippon Paint Holdings Co. Ltd.	3,500	$ 32,911
†Nippon Paper Industries Co. Ltd.	8,500	65,664
Nippon Parking Development Co. Ltd.	13,600	23,922
Nippon Pillar Packing Co. Ltd.	1,300	36,958
Nippon Piston Ring Co. Ltd.	800	8,112
Nippon Rietec Co. Ltd.	700	4,955
Nippon Road Co. Ltd.	300	16,551
Nippon Sanso Holdings Corp.	7,500	135,499
Nippon Seisen Co. Ltd.	200	6,921
Nippon Sharyo Ltd.	1,700	25,971
†Nippon Sheet Glass Co. Ltd.	6,100	29,299
Nippon Shinyaku Co. Ltd.	1,300	57,363
Nippon Shokubai Co. Ltd.	2,700	107,830
Nippon Signal Company Ltd.	3,400	27,314
Nippon Soda Co. Ltd.	2,100	73,273
Nippon Steel Corp.	28,810	679,383
Nippon Steel Trading Corp.	1,400	98,239
Nippon Suisan Kaisha Ltd.	26,600	109,054
Nippon Telegraph & Telephone Corp.	12,200	364,569
Nippon Thompson Co. Ltd.	6,000	26,446
Nippon Yakin Kogyo Co. Ltd.	1,540	49,644
Nippon Yusen KK	15,100	352,711
Nipro Corp.	11,100	85,512
Nishimatsu Construction Co. Ltd.	2,300	59,465
Nishimatsuya Chain Co. Ltd.	3,100	38,266
Nishi-Nippon Financial Holdings, Inc.	9,600	78,957
Nishi-Nippon Railroad Co. Ltd.	3,400	61,498
Nishio Rent All Co. Ltd.	2,000	46,980
Nissan Chemical Corp.	3,400	154,418
Nissan Motor Co. Ltd.	44,100	166,900
Nissei ASB Machine Co. Ltd.	1,000	29,675
Nissei Plastic Industrial Co. Ltd.	1,500	11,229
Nissha Co. Ltd.	3,400	47,968
Nisshin Oillio Group Ltd.	2,700	66,188
Nisshin Seifun Group, Inc.	8,800	102,985
Nisshinbo Holdings, Inc.	11,768	90,150
Nissin Corp.	1,000	16,006

LVIP Dimensional International Core Equity Fund–27

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nissin Foods Holdings Co. Ltd.	700	$ 64,008
Nisso Corp.	2,200	11,836
Nitori Holdings Co. Ltd.	1,800	217,371
Nitto Boseki Co. Ltd.	2,200	33,617
Nitto Denko Corp.	5,400	349,495
Nitto Fuji Flour Milling Co. Ltd.	600	20,330
Nitto Kogyo Corp.	2,100	41,928
Nitto Seiko Co. Ltd.	3,100	13,276
Nittoc Construction Co. Ltd.	3,400	24,955
Noevir Holdings Co. Ltd.	1,200	48,968
NOF Corp.	3,100	144,864
Nohmi Bosai Ltd.	2,100	26,868
Nojima Corp.	5,900	62,386
Nomura Holdings, Inc.	40,300	155,369
Nomura Holdings, Inc. ADR	14,889	56,578
Nomura Real Estate Holdings, Inc.	6,800	150,577
Nomura Research Institute Ltd.	5,420	126,761
Noritake Co. Ltd.	500	17,356
Noritsu Koki Co. Ltd.	1,200	20,338
Noritz Corp.	2,000	26,284
North Pacific Bank Ltd.	25,100	52,753
NS Solutions Corp.	1,100	29,469
NS United Kaiun Kaisha Ltd.	700	21,823
NSD Co. Ltd.	5,200	93,798
NSK Ltd.	22,100	126,413
NSW, Inc.	1,500	24,577
NTN Corp.	36,600	93,396
NTT Data Corp.	13,800	181,422
Obara Group, Inc.	900	26,919
Obayashi Corp.	21,400	163,762
OBIC Business Consultants Co. Ltd.	400	15,153
Obic Co. Ltd.	400	63,357
Odakyu Electric Railway Co. Ltd.	6,200	80,664
Oenon Holdings, Inc.	3,500	7,274
Ogaki Kyoritsu Bank Ltd.	3,100	41,828
Ohara, Inc.	1,600	14,234
Ohsho Food Service Corp.	400	18,169
Oiles Corp.	2,600	33,004
†Oisix ra daichi, Inc.	1,900	33,155
Oita Bank Ltd.	1,400	21,651
Oji Holdings Corp.	61,100	241,917
Okabe Co. Ltd.	2,800	16,253
Okamoto Industries, Inc.	800	24,029
Okamoto Machine Tool Works Ltd.	700	28,031
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Okamura Corp.	4,800	$ 49,569
Okasan Securities Group, Inc.	11,400	40,611
Oki Electric Industry Co. Ltd.	7,000	38,034
Okinawa Cellular Telephone Co.	1,600	36,564
†Okinawa Electric Power Co., Inc.	1,948	15,840
Okinawa Financial Group, Inc.	1,580	24,873
OKUMA Corp.	2,500	111,964
Okumura Corp.	2,500	59,091
Okura Industrial Co. Ltd.	800	12,334
Okuwa Co. Ltd.	2,100	13,423
Olympus Corp.	17,600	309,104
Omron Corp.	2,000	117,054
Ono Pharmaceutical Co. Ltd.	5,600	116,694
Onoken Co. Ltd.	1,400	15,716
Onward Holdings Co. Ltd.	5,500	15,950
Open House Group Co. Ltd.	3,400	127,500
Optex Group Co. Ltd.	1,900	29,897
†Optim Corp.	1,200	8,450
Optorun Co. Ltd.	2,100	35,300
Oracle Corp. Japan	1,100	79,443
Orchestra Holdings, Inc.	700	9,168
Organo Corp.	2,000	54,673
Oriental Land Co. Ltd.	2,500	85,598
Oriental Shiraishi Corp.	8,700	21,415
Oro Co. Ltd.	500	8,002
Osaka Gas Co. Ltd.	6,600	108,423
Osaka Organic Chemical Industry Ltd.	1,700	27,822
Osaki Electric Co. Ltd.	4,100	16,497
OSG Corp.	6,000	90,486
Otsuka Corp.	2,900	102,993
Otsuka Holdings Co. Ltd.	3,700	117,474
OUG Holdings, Inc.	500	9,402
Outsourcing, Inc.	11,100	109,486
Pacific Industrial Co. Ltd.	3,500	30,600
Pack Corp.	1,200	26,834
PAL GROUP Holdings Co. Ltd.	800	18,669
PALTAC Corp.	2,000	75,994
Pan Pacific International Holdings Corp.	12,600	243,763
Panasonic Holdings Corp.	52,800	472,407
Paramount Bed Holdings Co. Ltd.	3,200	57,095
†Park24 Co. Ltd.	6,500	95,082
Pasona Group, Inc.	2,500	35,531
Pegasus Sewing Machine Manufacturing Co. Ltd.	1,900	9,115

LVIP Dimensional International Core Equity Fund–28

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Penta-Ocean Construction Co. Ltd.	20,400	$ 97,479
People Dreams & Technologies Group Co. Ltd.	1,100	12,631
†PeptiDream, Inc.	5,100	72,968
Persol Holdings Co. Ltd.	6,900	138,931
†PIA Corp.	500	12,136
Pickles Holdings Co. Ltd.	1,200	10,736
Pigeon Corp.	7,500	116,205
Pilot Corp.	2,300	74,835
Pola Orbis Holdings, Inc.	1,500	19,551
Pole To Win Holdings, Inc.	1,400	9,459
†PR Times, Inc.	700	9,945
Premium Water Holdings, Inc.	800	15,081
Press Kogyo Co. Ltd.	6,300	23,724
Pressance Corp.	1,900	25,653
Prestige International, Inc.	6,800	30,707
Prima Meat Packers Ltd.	2,400	39,877
Procrea Holdings, Inc.	2,720	43,235
Pro-Ship, Inc.	1,600	16,601
Proto Corp.	1,400	12,503
PS Mitsubishi Construction Co. Ltd.	2,300	11,371
Punch Industry Co. Ltd.	1,000	3,388
†QB Net Holdings Co. Ltd.	900	9,739
Qol Holdings Co. Ltd.	2,700	23,699
Quick Co. Ltd.	700	9,414
Raccoon Holdings, Inc.	800	4,993
Raito Kogyo Co. Ltd.	2,000	29,448
Raiznext Corp.	3,000	33,028
Rakus Co. Ltd.	3,300	47,927
Rakuten Group, Inc.	6,900	32,180
†RaQualia Pharma, Inc.	2,100	13,315
Rasa Corp.	1,300	14,243
Rasa Industries Ltd.	900	14,233
Raysum Co. Ltd.	300	3,088
Recruit Holdings Co. Ltd.	21,200	583,191
Relia, Inc.	1,900	20,928
Relo Group, Inc.	5,100	81,404
Renaissance, Inc.	1,500	10,521
†Renesas Electronics Corp.	25,700	372,157
Rengo Co. Ltd.	16,500	107,167
†RENOVA, Inc.	2,600	39,207
Resona Holdings, Inc.	42,591	205,465
Resonac Holdings Corp.	17,400	287,287
Resorttrust, Inc.	5,300	84,457
Restar Holdings Corp.	1,800	29,467
Retail Partners Co. Ltd.	1,600	16,493
Rheon Automatic Machinery Co. Ltd.	900	8,894
Ricoh Co. Ltd.	17,500	131,270
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Ride On Express Holdings Co. Ltd.	1,100	$ 9,067
Riken Keiki Co. Ltd.	800	34,479
Riken Technos Corp.	2,900	12,933
Riken Vitamin Co. Ltd.	1,000	14,514
Rinnai Corp.	2,400	58,778
Rion Co. Ltd.	500	7,300
Riso Kyoiku Co. Ltd.	9,000	22,376
Rohm Co. Ltd.	2,300	191,697
Rohto Pharmaceutical Co. Ltd.	6,400	133,938
Rokko Butter Co. Ltd.	1,000	10,183
Roland Corp.	1,000	30,196
Roland DG Corp.	1,500	37,601
Rorze Corp.	1,000	88,734
Round One Corp.	12,900	49,906
RS Technologies Co. Ltd.	800	19,716
Ryobi Ltd.	1,600	18,668
Ryoden Corp.	1,300	18,372
Ryohin Keikaku Co. Ltd.	10,100	115,091
Ryosan Co. Ltd.	1,600	39,717
S Foods, Inc.	1,600	34,450
S&B Foods, Inc.	600	15,952
Sac's Bar Holdings, Inc.	900	5,628
Saibu Gas Holdings Co. Ltd.	1,000	13,102
Sakai Chemical Industry Co. Ltd.	1,000	13,390
Sakai Heavy Industries Ltd.	300	9,088
Sakai Moving Service Co. Ltd.	1,000	34,990
Sakata INX Corp.	2,800	21,947
Sakura Internet, Inc.	2,500	11,717
Sala Corp.	3,600	20,472
SAMTY Co. Ltd.	1,800	29,936
San Holdings, Inc.	900	15,194
San ju San Financial Group, Inc.	1,440	17,169
San-A Co. Ltd.	1,200	36,972
San-Ai Obbli Co. Ltd.	4,300	44,636
Sanei Architecture Planning Co. Ltd.	1,000	11,870
Sangetsu Corp.	3,300	55,665
San-In Godo Bank Ltd.	11,600	64,762
Sanken Electric Co. Ltd.	1,900	152,492
Sanki Engineering Co. Ltd.	3,200	35,393
Sanko Gosei Ltd.	3,800	17,452
Sankyo Co. Ltd.	3,500	146,131
Sankyo Frontier Co. Ltd.	500	13,456
Sankyo Tateyama, Inc.	2,400	12,993
Sankyu, Inc.	4,300	159,576
Sanoh Industrial Co. Ltd.	4,800	23,954
Sanrio Co. Ltd.	800	35,860

LVIP Dimensional International Core Equity Fund–29

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sansei Technologies, Inc.	1,700	$ 10,375
Sansha Electric Manufacturing Co. Ltd.	2,300	16,537
Sanshin Electronics Co. Ltd.	1,200	21,867
Santen Pharmaceutical Co. Ltd.	17,900	152,942
Sanwa Holdings Corp.	13,000	139,467
Sanyo Chemical Industries Ltd.	1,100	35,516
Sanyo Denki Co. Ltd.	700	32,623
Sanyo Electric Railway Co. Ltd.	600	10,321
Sanyo Special Steel Co. Ltd.	1,500	27,878
Sanyo Trading Co. Ltd.	2,000	18,328
Sapporo Holdings Ltd.	3,700	95,094
Sato Holdings Corp.	2,500	41,418
Sato Shoji Corp.	700	7,530
Satori Electric Co. Ltd.	1,400	18,224
Sawai Group Holdings Co. Ltd.	3,700	102,052
SB Technology Corp.	1,300	19,546
SBI Global Asset Management Co. Ltd.	2,400	8,727
SBI Holdings, Inc.	8,700	172,781
SBI Shinsei Bank Ltd.	3,000	52,842
SBS Holdings, Inc.	1,400	35,573
SCREEN Holdings Co. Ltd.	2,100	186,279
Scroll Corp.	4,000	24,426
SCSK Corp.	5,100	74,674
Secom Co. Ltd.	1,700	104,767
Seed Co. Ltd.	1,000	4,123
Sega Sammy Holdings, Inc.	2,200	41,817
Seibu Holdings, Inc.	10,200	104,681
Seika Corp.	900	13,980
Seikitokyu Kogyo Co. Ltd.	2,900	17,770
Seiko Epson Corp.	17,000	242,897
Seiko Group Corp.	2,200	48,228
Seino Holdings Co. Ltd.	9,000	99,357
Seiren Co. Ltd.	2,500	44,144
Sekisui Chemical Co. Ltd.	15,200	215,877
Sekisui House Ltd.	14,400	293,490
Sekisui Kasei Co. Ltd.	2,500	7,874
SEMITEC Corp.	1,200	22,212
Senko Group Holdings Co. Ltd.	8,600	61,420
Senshu Electric Co. Ltd.	1,200	29,711
Senshu Ikeda Holdings, Inc.	19,500	34,165
Seria Co. Ltd.	3,700	73,372
Seven & i Holdings Co. Ltd.	16,200	731,820
Seven Bank Ltd.	49,200	98,317
SG Holdings Co. Ltd.	9,600	142,350
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sharp Corp.	14,800	$ 104,643
Shibaura Electronics Co. Ltd.	600	26,804
Shibaura Machine Co. Ltd.	1,400	33,443
Shibaura Mechatronics Corp.	300	36,754
Shibusawa Warehouse Co. Ltd.	700	11,749
Shibuya Corp.	1,300	24,580
Shidax Corp.	2,700	14,269
†SHIFT, Inc.	700	125,203
Shiga Bank Ltd.	2,900	58,742
Shikibo Ltd.	1,500	11,377
Shikoku Bank Ltd.	2,900	19,087
†Shikoku Electric Power Co., Inc.	7,000	39,793
Shima Seiki Manufacturing Ltd.	2,800	39,969
Shimadzu Corp.	5,200	163,241
Shimano, Inc.	1,400	242,740
Shimizu Bank Ltd.	1,100	12,070
Shimizu Corp.	22,400	126,946
Shimojima Co. Ltd.	500	3,715
Shin Nippon Air Technologies Co. Ltd.	1,100	15,506
Shin Nippon Biomedical Laboratories Ltd.	1,500	31,206
Shinagawa Refractories Co. Ltd.	700	24,182
Shindengen Electric Manufacturing Co. Ltd.	800	20,297
Shin-Etsu Chemical Co. Ltd.	34,000	1,103,675
Shin-Etsu Polymer Co. Ltd.	4,100	46,366
Shinko Electric Industries Co. Ltd.	3,900	121,318
Shinko Shoji Co. Ltd.	2,200	20,376
Shinmaywa Industries Ltd.	5,200	46,406
Shinnihonseiyaku Co. Ltd.	800	8,659
Shinsho Corp.	700	30,698
Shinwa Co. Ltd.	3,800	30,118
Shionogi & Co. Ltd.	700	31,574
Ship Healthcare Holdings, Inc.	5,000	92,113
Shiseido Co. Ltd.	3,100	145,338
Shizuki Electric Co., Inc.	1,400	5,273
Shizuoka Financial Group, Inc.	16,800	120,639
Shizuoka Gas Co. Ltd.	4,100	35,621
SHO-BOND Holdings Co. Ltd.	1,200	49,688
Shoei Co. Ltd.	3,600	75,641
Shoei Foods Corp.	600	18,288
Shofu, Inc.	1,000	15,334

LVIP Dimensional International Core Equity Fund–30

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Showa Sangyo Co. Ltd.	1,500	$ 28,718
SIGMAXYZ Holdings, Inc.	4,000	34,456
Siix Corp.	2,900	31,020
Sinanen Holdings Co. Ltd.	600	14,527
Sinfonia Technology Co. Ltd.	2,300	27,488
Sinko Industries Ltd.	1,600	20,006
SK-Electronics Co. Ltd.	700	9,432
SKY Perfect JSAT Holdings, Inc.	14,400	56,243
†Skylark Holdings Co. Ltd.	14,500	189,293
†Smaregi, Inc.	400	8,550
SMC Corp.	300	159,035
SMK Corp.	200	3,723
SMS Co. Ltd.	4,400	107,010
Snow Peak, Inc.	2,100	32,476
Soda Nikka Co. Ltd.	2,000	12,278
Sodick Co. Ltd.	4,700	27,047
SoftBank Corp.	34,600	399,415
Softcreate Holdings Corp.	1,400	19,177
Sohgo Security Services Co. Ltd.	5,000	134,666
Sojitz Corp.	10,620	221,913
Soken Chemical & Engineering Co. Ltd.	1,100	14,284
Solasto Corp.	4,200	20,187
Soliton Systems KK	500	4,139
Sompo Holdings, Inc.	3,500	138,688
Sony Group Corp.	25,400	2,313,518
Sotetsu Holdings, Inc.	3,300	56,538
Sparx Group Co. Ltd.	960	10,537
SPK Corp.	1,000	13,053
S-Pool, Inc.	4,800	21,675
Square Enix Holdings Co. Ltd.	2,300	110,528
SRA Holdings	1,000	22,039
†SRE Holdings Corp.	200	5,132
ST Corp.	1,200	14,160
St. Marc Holdings Co. Ltd.	900	11,775
Stanley Electric Co. Ltd.	7,000	155,613
Star Mica Holdings Co. Ltd.	3,600	18,968
Star Micronics Co. Ltd.	1,700	23,198
Starts Corp., Inc.	3,000	57,755
Starzen Co. Ltd.	800	13,139
St-Care Holding Corp.	3,000	17,281
Stella Chemifa Corp.	1,300	25,987
Strike Co. Ltd.	600	17,345
Studio Alice Co. Ltd.	900	14,557
Subaru Corp.	26,400	421,439
Sugi Holdings Co. Ltd.	2,100	90,266
Sugimoto & Co. Ltd.	800	12,527
SUMCO Corp.	19,200	288,843
Sumida Corp.	2,500	31,531
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Suminoe Textile Co. Ltd.	800	$ 12,653
Sumitomo Bakelite Co. Ltd.	3,300	129,190
Sumitomo Chemical Co. Ltd.	55,500	186,867
Sumitomo Corp.	20,500	363,165
Sumitomo Electric Industries Ltd.	23,100	296,764
Sumitomo Forestry Co. Ltd.	13,400	266,196
Sumitomo Heavy Industries Ltd.	7,100	174,108
Sumitomo Metal Mining Co. Ltd.	14,900	570,132
Sumitomo Mitsui Construction Co. Ltd.	14,700	42,640
Sumitomo Mitsui Financial Group, Inc.	14,100	564,248
Sumitomo Mitsui Financial Group, Inc. ADR	14,818	118,544
Sumitomo Mitsui Trust Holdings, Inc.	6,200	213,007
Sumitomo Osaka Cement Co. Ltd.	2,900	81,716
Sumitomo Pharma Co. Ltd.	14,100	86,399
Sumitomo Realty & Development Co. Ltd.	8,600	194,200
Sumitomo Riko Co. Ltd.	3,300	17,207
Sumitomo Rubber Industries Ltd.	14,200	128,474
Sumitomo Seika Chemicals Co. Ltd.	600	19,618
Sumitomo Warehouse Co. Ltd.	4,300	70,750
Sun Frontier Fudousan Co. Ltd.	2,200	21,302
Suncall Corp.	2,900	12,996
Sundrug Co. Ltd.	4,900	134,432
Suntory Beverage & Food Ltd.	4,800	178,792
Sun-Wa Technos Corp.	1,500	22,062
†SuRaLa Net Co. Ltd.	800	4,575
Suruga Bank Ltd.	13,100	45,914
Suzuken Co. Ltd.	3,800	95,986
Suzuki Co. Ltd.	2,700	20,639
Suzuki Motor Corp.	4,100	149,311
SWCC Showa Holdings Co. Ltd.	1,600	22,987
Sysmex Corp.	3,800	249,400
System Information Co. Ltd.	1,500	9,246
Systena Corp.	21,100	46,397
Syuppin Co. Ltd.	1,200	7,775
T Hasegawa Co. Ltd.	2,300	51,779

LVIP Dimensional International Core Equity Fund–31

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
†T RAD Co. Ltd.	800	$ 14,177
T&D Holdings, Inc.	14,200	175,993
Tachibana Eletech Co. Ltd.	800	12,034
Tachi-S Co. Ltd.	2,500	22,695
Tadano Ltd.	7,900	62,444
Taihei Dengyo Kaisha Ltd.	1,000	30,664
Taiheiyo Cement Corp.	8,000	150,348
Taiho Kogyo Co. Ltd.	900	4,326
Taikisha Ltd.	2,100	58,468
Taisei Corp.	4,400	136,131
Taisei Lamick Co. Ltd.	500	10,845
Taiyo Holdings Co. Ltd.	2,400	45,480
Taiyo Yuden Co. Ltd.	4,800	161,849
Takamatsu Construction Group Co. Ltd.	1,100	16,852
Takamiya Co. Ltd.	2,400	7,824
Takaoka Toko Co. Ltd.	700	12,458
Takara & Co. Ltd.	700	11,863
Takara Bio, Inc.	3,200	41,981
Takara Holdings, Inc.	11,900	91,995
Takara Standard Co. Ltd.	2,500	27,753
Takasago International Corp.	1,100	21,773
Takasago Thermal Engineering Co. Ltd.	2,300	36,676
Takashima & Co. Ltd.	400	8,816
Takashimaya Co. Ltd.	9,500	138,540
TAKEBISHI Corp.	800	10,484
Takeda Pharmaceutical Co. Ltd.	15,723	516,399
Takeuchi Manufacturing Co. Ltd.	2,700	59,936
Takisawa Machine Tool Co. Ltd.	1,000	9,415
Takuma Co. Ltd.	5,200	52,231
Tama Home Co. Ltd.	1,400	38,709
Tamron Co. Ltd.	1,300	30,982
Tamura Corp.	7,000	43,753
Tanseisha Co. Ltd.	2,100	12,233
Taoka Chemical Co. Ltd.	1,000	6,099
†Tatsuta Electric Wire & Cable Co. Ltd.	3,600	19,323
Tayca Corp.	1,900	16,871
Tazmo Co. Ltd.	1,700	28,035
†TBK Co. Ltd.	4,000	8,426
TDC Soft, Inc.	1,000	11,244
TDK Corp.	21,500	771,767
TechMatrix Corp.	3,800	42,790
†TECHNO HORIZON Co. Ltd.	3,900	12,808
TechnoPro Holdings, Inc.	6,300	174,737
Teijin Ltd.	17,100	180,443
Teikoku Electric Manufacturing Co. Ltd.	1,200	22,249
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tekken Corp.	1,100	$ 15,024
Temairazu, Inc.	600	21,500
Terumo Corp.	3,500	94,659
Tess Holdings Co. Ltd.	1,600	13,150
T-Gaia Corp.	1,500	18,909
THK Co. Ltd.	4,400	101,990
TIS, Inc.	8,000	211,565
TKC Corp.	1,200	33,327
†TKP Corp.	1,100	23,848
Toa Corp.	1,300	26,053
TOA ROAD Corp.	600	16,972
Tobishima Corp.	2,080	16,561
Tobu Railway Co. Ltd.	3,300	79,004
Tocalo Co. Ltd.	5,800	57,008
Tochigi Bank Ltd.	7,700	15,963
Toda Corp.	17,200	89,864
Toei Animation Co. Ltd.	200	19,980
Toenec Corp.	1,000	25,760
Toho Bank Ltd.	16,500	27,023
Toho Co. Ltd.	1,200	39,503
Toho Gas Co. Ltd.	3,600	67,027
Toho Holdings Co. Ltd.	4,400	78,080
Toho Titanium Co. Ltd.	3,100	51,784
Toho Zinc Co. Ltd.	900	13,882
Tohoku Bank Ltd.	1,100	8,168
†Tohoku Electric Power Co., Inc.	16,900	84,003
Tokai Carbon Co. Ltd.	18,300	174,804
Tokai Corp.	2,300	34,403
TOKAI Holdings Corp.	6,700	44,148
Tokai Rika Co. Ltd.	4,500	55,420
Tokai Tokyo Financial Holdings, Inc.	16,100	44,526
Tokio Marine Holdings, Inc.	12,800	246,335
Tokushu Tokai Paper Co. Ltd.	800	17,755
Tokuyama Corp.	5,100	81,240
Tokyo Base Co. Ltd.	1,700	6,283
†Tokyo Electric Power Co. Holdings, Inc.	35,700	127,528
Tokyo Electron Device Ltd.	500	33,276
Tokyo Electron Ltd.	6,000	732,996
Tokyo Gas Co. Ltd.	8,000	150,346
Tokyo Individualized Educational Institute, Inc.	2,700	10,945
Tokyo Keiki, Inc.	1,200	11,030
Tokyo Kiraboshi Financial Group, Inc.	2,700	53,666
Tokyo Ohka Kogyo Co. Ltd.	1,000	58,347
Tokyo Rakutenchi Co. Ltd.	300	9,456
Tokyo Rope Manufacturing Co. Ltd.	1,200	10,606

LVIP Dimensional International Core Equity Fund–32

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tokyo Sangyo Co. Ltd.	2,400	$ 13,347
Tokyo Seimitsu Co. Ltd.	3,400	131,991
Tokyo Steel Manufacturing Co. Ltd.	2,000	20,656
Tokyo Tatemono Co. Ltd.	13,700	167,266
Tokyo Tekko Co. Ltd.	1,200	15,844
Tokyotokeiba Co. Ltd.	1,200	36,735
Tokyu Construction Co. Ltd.	6,200	31,629
Tokyu Corp.	9,700	129,128
Tokyu Fudosan Holdings Corp.	41,700	200,283
Toli Corp.	2,800	5,775
Tomato Bank Ltd.	1,400	10,739
Tomen Devices Corp.	300	14,885
Tomoe Engineering Co. Ltd.	1,100	20,093
Tomoku Co. Ltd.	800	9,660
TOMONY Holdings, Inc.	12,900	34,448
Tomy Co. Ltd.	7,200	80,608
Tonami Holdings Co. Ltd.	500	15,553
Topcon Corp.	8,200	110,959
Topre Corp.	2,600	24,176
Topy Industries Ltd.	1,200	17,948
Toray Industries, Inc.	49,700	284,320
Torex Semiconductor Ltd.	900	16,355
Toridoll Holdings Corp.	3,000	61,699
Torishima Pump Manufacturing Co. Ltd.	1,600	18,993
Tosei Corp.	3,100	34,518
Toshiba Corp.	2,700	90,665
Toshiba TEC Corp.	2,000	59,225
Tosho Co. Ltd.	1,600	13,962
Tosoh Corp.	19,100	259,559
Totech Corp.	400	13,236
Totetsu Kogyo Co. Ltd.	1,900	38,871
TOTO Ltd.	2,400	80,409
Tottori Bank Ltd.	600	5,189
Towa Bank Ltd.	3,300	13,568
Towa Corp.	1,400	22,313
Towa Pharmaceutical Co. Ltd.	2,100	30,073
Toyo Construction Co. Ltd.	5,200	35,961
Toyo Denki Seizo KK	800	5,566
†Toyo Engineering Corp.	1,700	7,281
Toyo Gosei Co. Ltd.	200	13,712
Toyo Ink SC Holdings Co. Ltd.	3,300	51,293
Toyo Kanetsu KK	800	15,870
Toyo Machinery & Metal Co. Ltd.	2,400	10,702
Toyo Seikan Group Holdings Ltd.	8,200	113,318
Toyo Suisan Kaisha Ltd.	1,100	45,970
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Toyo Tanso Co. Ltd.	1,400	$ 43,572
Toyo Tire Corp.	9,400	110,027
Toyobo Co. Ltd.	6,300	49,539
Toyoda Gosei Co. Ltd.	5,900	101,798
Toyota Boshoku Corp.	7,100	114,880
Toyota Motor Corp.	138,505	1,971,674
Toyota Tsusho Corp.	8,100	345,362
Trancom Co. Ltd.	600	33,585
Trans Genic, Inc.	3,200	8,028
Transaction Co. Ltd.	1,200	15,013
Transcosmos, Inc.	1,300	30,857
Treasure Factory Co. Ltd.	2,800	26,461
Trend Micro, Inc.	3,300	161,900
Trenders, Inc.	900	10,227
Tri Chemical Laboratories, Inc.	1,200	22,149
Trusco Nakayama Corp.	4,100	69,648
Tsubaki Nakashima Co. Ltd.	5,600	40,600
Tsubakimoto Chain Co.	2,000	48,699
Tsubakimoto Kogyo Co. Ltd.	400	12,457
Tsugami Corp.	3,600	39,205
Tsukada Global Holdings, Inc.	1,600	4,998
Tsukishima Kikai Co. Ltd.	1,500	12,351
Tsukuba Bank Ltd.	14,800	23,824
Tsumura & Co.	5,100	101,416
Tsuruha Holdings, Inc.	2,700	180,586
Tsuzuki Denki Co. Ltd.	1,300	15,336
UACJ Corp.	3,200	63,981
UBE Corp.	9,000	139,801
Ubicom Holdings, Inc.	500	7,853
Uchida Yoko Co. Ltd.	700	26,029
Ultrafabrics Holdings Co. Ltd.	1,200	15,542
Ulvac, Inc.	2,600	113,583
Unicharm Corp.	4,300	176,755
Union Tool Co.	400	9,975
Unipres Corp.	3,000	20,887
United Arrows Ltd.	1,700	24,692
United Super Markets Holdings, Inc.	4,800	40,350
UNITED, Inc.	700	6,775
†Unitika Ltd.	8,100	13,556
†Universal Entertainment Corp.	2,400	44,688
Urbanet Corp. Co. Ltd.	5,600	13,510
Usen-Next Holdings Co. Ltd.	2,100	40,755
Ushio, Inc.	8,100	102,222
USS Co. Ltd.	6,100	105,832
†UT Group Co. Ltd.	1,900	35,517
†UUUM Co. Ltd.	1,300	7,453

LVIP Dimensional International Core Equity Fund–33

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
V Technology Co. Ltd.	600	$ 12,752
Valor Holdings Co. Ltd.	3,000	43,672
Valqua Ltd.	1,300	33,868
Value HR Co. Ltd.	1,600	19,125
ValueCommerce Co. Ltd.	1,200	15,478
Vector, Inc.	2,500	28,833
Vertex Corp.	2,100	20,494
†Visional, Inc.	600	33,753
Vital KSK Holdings, Inc.	4,200	28,360
VT Holdings Co. Ltd.	7,200	27,591
Wacoal Holdings Corp.	3,600	67,663
Wacom Co. Ltd.	11,000	57,621
Wakachiku Construction Co. Ltd.	1,500	43,343
Wakita & Co. Ltd.	3,800	34,957
Warabeya Nichiyo Holdings Co. Ltd.	1,300	17,775
Watahan & Co. Ltd.	1,000	10,735
Wavelock Holdings Co. Ltd.	1,500	6,893
WDB Holdings Co. Ltd.	1,300	19,516
Weathernews, Inc.	300	15,040
†Welbe, Inc.	1,100	5,090
Welcia Holdings Co. Ltd.	4,600	98,479
West Holdings Corp.	2,028	49,841
West Japan Railway Co.	3,900	160,647
Will Group, Inc.	1,900	15,557
WingArc1st, Inc.	1,200	17,767
WIN-Partners Co. Ltd.	1,200	9,201
Wood One Co. Ltd.	1,400	15,156
Workman Co. Ltd.	1,300	55,149
World Co. Ltd.	1,700	19,053
World Holdings Co. Ltd.	800	15,531
Wowow, Inc.	500	4,730
Xebio Holdings Co. Ltd.	2,000	15,857
Yachiyo Industry Co. Ltd.	1,000	8,474
Yagi & Co. Ltd.	500	4,822
Yahagi Construction Co. Ltd.	1,500	9,360
Yakult Honsha Co. Ltd.	1,500	108,991
YAKUODO Holdings Co. Ltd.	1,100	20,745
YAMABIKO Corp.	2,500	24,907
YAMADA Consulting Group Co. Ltd.	500	5,786
Yamada Holdings Co. Ltd.	50,600	173,975
Yamae Group Holdings Co. Ltd.	1,000	13,690
Yamagata Bank Ltd.	1,900	14,556
Yamaguchi Financial Group, Inc.	18,000	110,288
Yamaha Corp.	1,800	69,523
Yamaha Motor Co. Ltd.	16,700	437,052
Yamaichi Electronics Co. Ltd.	1,500	22,395
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
YA-MAN Ltd.	2,700	$ 24,281
Yamanashi Chuo Bank Ltd.	2,800	24,205
Yamatane Corp.	900	11,442
Yamato Holdings Co. Ltd.	5,200	89,259
Yamaya Corp.	400	7,863
Yamazaki Baking Co. Ltd.	8,200	99,103
Yamazen Corp.	4,900	37,705
Yaoko Co. Ltd.	1,000	52,072
Yashima Denki Co. Ltd.	1,300	11,881
Yaskawa Electric Corp.	4,000	175,440
Yasunaga Corp.	500	3,874
Yellow Hat Ltd.	2,500	34,421
Yokogawa Bridge Holdings Corp.	2,700	44,173
Yokogawa Electric Corp.	2,800	45,594
Yokohama Rubber Co. Ltd.	10,400	220,257
Yokorei Co. Ltd.	3,900	28,247
Yokowo Co. Ltd.	1,800	28,467
Yondenko Corp.	1,400	19,965
Yondoshi Holdings, Inc.	1,300	17,537
Yonex Co. Ltd.	1,800	19,577
Yorozu Corp.	1,000	6,409
Yoshinoya Holdings Co. Ltd.	2,100	38,546
Yotai Refractories Co. Ltd.	2,700	30,973
Yuasa Trading Co. Ltd.	1,300	37,229
Yukiguni Maitake Co. Ltd.	1,100	8,316
Yurtec Corp.	3,400	21,324
Yushin Precision Equipment Co. Ltd.	1,300	7,456
Z Holdings Corp.	29,400	83,362
Zenrin Co. Ltd.	1,700	10,717
Zensho Holdings Co. Ltd.	3,969	117,624
Zeon Corp.	9,800	103,893
ZERIA Pharmaceutical Co. Ltd.	1,200	20,368
ZIGExN Co. Ltd.	7,100	25,950
ZOZO, Inc.	2,700	61,754
Zuiko Corp.	2,100	16,585
		109,312,126
Jersey–0.04%
Breedon Group PLC	50,442	47,602
Centamin PLC	111,734	143,946
		191,548
Jordan–0.04%
Hikma Pharmaceuticals PLC	10,964	227,254
		227,254
Luxembourg–0.28%
B&S Group Sarl	1,049	4,653
Befesa SA	1,602	72,796

LVIP Dimensional International Core Equity Fund–34

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Luxembourg (continued)
Eurofins Scientific SE	4,833	$ 323,616
Grand City Properties SA	5,669	40,319
†Millicom International Cellular SA SDR	15,660	297,152
†RTL Group SA	2,878	141,780
SES SA	30,970	203,317
Shurgard Self Storage Ltd.	1,261	60,309
Stabilus SE	1,672	116,890
Sword Group	504	23,941
Tenaris SA	1,983	28,098
Tenaris SA ADR	2,775	78,866
		1,391,737
Macau–0.02%
MECOM Power & Construction Ltd.	93,000	19,401
†MGM China Holdings Ltd.	26,000	32,142
†Sands China Ltd.	8,800	30,571
†Wynn Macau Ltd.	42,800	42,209
		124,323
Malta–0.00%
†Catena Media PLC	2,663	8,119
		8,119
Mexico–0.01%
Fresnillo PLC	7,677	70,890
		70,890
Mongolia–0.00%
†Mongolian Mining Corp.	48,000	18,988
		18,988
Netherlands–3.72%
Aalberts NV	7,864	371,466
ABN AMRO Bank NV	14,775	234,294
Acomo NV	1,224	29,403
†Adyen NV	104	165,716
Aegon NV	95,395	409,558
Akzo Nobel NV	8,818	689,696
†Alfen NV	625	49,819
AMG Advanced Metallurgical Group NV	2,276	97,054
APERAM SA	4,378	163,316
Arcadis NV	5,248	214,875
ArcelorMittal SA	18,138	546,317
†Argenx SE ADR	185	68,927
ASM International NV	1,032	418,890
ASML Holding NV	5,601	3,813,596
ASR Nederland NV	11,420	454,401
†Basic-Fit NV	1,929	76,061
BE Semiconductor Industries NV	4,797	419,284
Beter Bed Holding NV	484	1,599
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
Brunel International NV	2,398	$ 33,343
Corbion NV	4,563	150,229
Euronext NV	4,249	325,367
ForFarmers NV	2,935	10,363
†Fugro NV	7,464	94,840
Heijmans NV	1,784	24,477
Heineken NV	2,825	303,548
IMCD NV	2,882	471,252
†ING Groep NV	39,983	474,811
JDE Peet's NV	2,667	77,573
†Just Eat Takeaway.com NV	6,701	128,257
Kendrion NV	1,572	26,408
Koninklijke Ahold Delhaize NV	35,215	1,203,124
†Koninklijke BAM Groep NV	25,123	59,877
Koninklijke DSM NV	3,790	448,525
Koninklijke KPN NV	187,565	662,774
Koninklijke Philips NV	15,634	286,928
Koninklijke Vopak NV	4,694	165,726
†Lucas Bols NV	970	11,887
†Meltwater NV	14,993	25,292
Nedap NV	289	18,178
NN Group NV	9,649	350,354
OCI NV	7,368	249,774
Ordina NV	8,314	53,903
†Pharming Group NV	58,731	78,338
PostNL NV	38,352	69,663
Prosus NV	6,672	522,444
†QIAGEN NV	4,986	228,691
Randstad NV	7,918	470,050
RHI Magnesita NV	2,682	74,212
SBM Offshore NV	11,930	177,130
SIF Holding NV	926	12,051
Signify NV	9,354	311,910
Sligro Food Group NV	1,675	28,658
Stellantis NV	82,000	1,491,292
TKH Group NV	3,347	174,442
†TomTom NV	3,375	27,686
Universal Music Group NV	10,238	259,275
Van Lanschot Kempen NV	3,092	94,427
Wolters Kluwer NV	7,416	936,169
		18,837,520
New Zealand–0.35%
†a2 Milk Co. Ltd.	10,828	42,305
†Air New Zealand Ltd.	113,751	54,549
Arvida Group Ltd.	27,901	16,259
†Auckland International Airport Ltd.	14,773	80,394
Briscoe Group Ltd.	2,316	6,618
Channel Infrastructure NZ Ltd.	12,916	12,195
Chorus Ltd.	42,566	224,165
Contact Energy Ltd.	10,593	51,397

LVIP Dimensional International Core Equity Fund–35

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
New Zealand (continued)
EBOS Group Ltd.	2,018	$ 58,805
Fisher & Paykel Healthcare Corp. Ltd.	6,282	105,016
Fletcher Building Ltd.	32,259	88,265
Freightways Group Ltd.	10,800	63,929
Genesis Energy Ltd.	19,893	34,532
†Gentrack Group Ltd.	3,379	5,951
Hallenstein Glasson Holdings Ltd.	5,127	18,594
Heartland Group Holdings Ltd.	37,957	37,061
Infratil Ltd.	9,337	53,811
KMD Brands Ltd.	50,540	34,785
Mainfreight Ltd.	1,406	61,696
Manawa Energy Ltd.	2,009	6,244
Mercury NZ Ltd.	5,919	23,412
Meridian Energy Ltd.	8,860	29,148
NZX Ltd.	18,823	14,271
Oceania Healthcare Ltd.	43,346	19,848
†Pacific Edge Ltd.	16,563	4,453
PGG Wrightson Ltd.	3,482	9,362
Port of Tauranga Ltd.	6,064	23,719
†Pushpay Holdings Ltd.	36,177	31,618
†Rakon Ltd.	8,646	4,731
Restaurant Brands New Zealand Ltd.	1,312	5,522
Ryman Healthcare Ltd.	16,047	52,690
Sanford Ltd.	3,824	9,804
Scales Corp. Ltd.	10,942	22,177
Skellerup Holdings Ltd.	11,414	37,398
SKY Network Television Ltd.	10,160	16,035
SKYCITY Entertainment Group Ltd.	54,815	82,087
Spark New Zealand Ltd.	36,486	115,595
Steel & Tube Holdings Ltd.	4,332	2,898
Summerset Group Holdings Ltd.	17,424	96,044
†Synlait Milk Ltd.	5,619	7,484
†Tourism Holdings Ltd.	5,195	13,013
TOWER Ltd.	23,715	9,120
Vector Ltd.	4,460	11,308
†Vista Group International Ltd.	10,648	9,279
Warehouse Group Ltd.	6,110	7,068
†Xero Ltd.	744	45,125
		1,759,780
Norway–0.78%
ABG Sundal Collier Holding ASA	35,090	20,444
†Adevinta ASA	5,429	38,541
AF Gruppen ASA	1,402	19,952
†Akastor ASA	6,130	6,686
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
Aker ASA Class A	331	$ 21,285
†Aker BioMarine ASA	1,763	6,557
Aker BP ASA	5,262	129,051
†Aker Carbon Capture ASA	4,619	6,511
Aker Solutions ASA	13,328	48,632
AMSC ASA	4,751	18,832
†Atea ASA	6,074	74,259
Austevoll Seafood ASA	3,325	29,798
Avance Gas Holding Ltd.	3,582	23,518
Bakkafrost P	535	34,539
Belships ASA	13,155	25,553
Bonheur ASA	1,345	29,868
Borregaard ASA	1,990	33,282
Bouvet ASA	3,710	22,847
†BW Energy Ltd.	2,044	5,306
BW Offshore Ltd.	8,430	24,028
†Cloudberry Clean Energy ASA	18,751	20,482
†Crayon Group Holding ASA	2,065	17,051
DNB Bank ASA	12,986	232,394
DNO ASA	52,313	51,305
†Elkem ASA	27,481	93,387
Elopak ASA	4,472	9,290
Equinor ASA	21,165	601,687
Europris ASA	12,413	86,199
Frontline PLC	6,209	101,540
Gjensidige Forsikring ASA	2,038	33,326
Golden Ocean Group Ltd.	8,688	82,070
Grieg Seafood ASA	2,256	17,633
†Hexagon Composites ASA	6,210	19,688
†Kahoot! ASA	15,708	36,294
Kid ASA	946	7,676
†Komplett Bank ASA	13,708	6,199
†Kongsberg Automotive ASA	79,968	18,321
Kongsberg Gruppen ASA	886	35,815
Leroy Seafood Group ASA	7,631	39,516
†LINK Mobility Group Holding ASA	7,989	6,503
Medistim ASA	229	6,562
Mowi ASA	4,887	90,390
MPC Container Ships ASA	13,453	21,528
†NEL ASA	12,155	16,529
†Nordic Semiconductor ASA	4,536	69,930
Norsk Hydro ASA	28,068	209,483
†Norske Skog ASA	2,906	16,094
†Norwegian Air Shuttle ASA	19,708	20,151
†Norwegian Energy Co. ASA	1,745	58,515
†NRC Group ASA	7,481	8,289
†Odfjell Drilling Ltd.	10,099	25,799
Odfjell SE Class A	1,261	11,318
OKEA ASA	5,631	16,986
Orkla ASA	6,595	46,775
Otello Corp. ASA	3,565	2,550

LVIP Dimensional International Core Equity Fund–36

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
Pareto Bank ASA	2,045	$ 10,418
†PGS ASA	58,875	54,671
Protector Forsikring ASA	2,334	30,984
Salmar ASA	683	29,751
Sandnes Sparebank	1,014	8,387
†SATS ASA	6,805	5,174
Scatec ASA	7,755	51,755
Schibsted ASA Class A	1,749	29,689
Schibsted ASA Class B	3,016	48,478
†Self Storage Group ASA	3,198	7,820
Selvaag Bolig ASA	3,629	12,842
†Siem Offshore, Inc.	8,784	16,191
Sparebank 1 Oestlandet	1,833	19,917
SpareBank 1 Sorost-Norge	3,572	17,059
SpareBank 1 SR-Bank ASA	8,495	98,219
Sparebanken More	3,012	22,367
Stolt-Nielsen Ltd.	1,310	41,924
Storebrand ASA	14,245	109,420
Telenor ASA	8,136	95,396
TGS ASA	7,420	133,516
TOMRA Systems ASA	2,960	49,972
Veidekke ASA	7,146	75,845
Wallenius Wilhelmsen ASA	6,016	43,529
XXL ASA	9,596	2,313
Yara International ASA	4,050	176,015
		3,948,416
Philippines–0.00%
Del Monte Pacific Ltd.	48,800	8,643
		8,643
Portugal–0.30%
Altri SGPS SA	6,939	35,733
Banco Comercial Portugues SA Class R	698,928	154,890
Corticeira Amorim SGPS SA	735	7,971
CTT-Correios de Portugal SA	4,552	17,873
EDP - Energias de Portugal SA	39,725	216,458
EDP Renovaveis SA	4,896	112,147
Galp Energia SGPS SA	45,799	518,228
†Greenvolt-Energias Renovaveis SA	1,778	12,802
Jeronimo Martins SGPS SA	6,392	150,038
Mota-Engil SGPS SA	7,497	12,921
Navigator Co. SA	16,490	58,952
NOS SGPS SA	20,804	95,087
REN - Redes Energeticas Nacionais SGPS SA	15,882	46,517
Sonae SGPS SA	61,884	67,529
		1,507,146
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore–1.08%
AEM Holdings Ltd.	20,400	$ 49,021
Aztech Global Ltd.	15,800	9,636
†Banyan Tree Holdings Ltd.	48,800	13,451
†Best World International Ltd.	5,336	9,884
Bukit Sembawang Estates Ltd.	10,600	32,673
BW LPG Ltd.	9,135	68,491
Capitaland Investment Ltd.	35,000	97,108
China Aviation Oil Singapore Corp. Ltd.	34,700	25,599
China Sunsine Chemical Holdings Ltd.	31,000	10,926
City Developments Ltd.	29,400	163,139
ComfortDelGro Corp. Ltd.	109,800	97,535
†COSCO SHIPPING International Singapore Co. Ltd.	91,400	11,288
CSE Global Ltd.	16,400	4,260
DBS Group Holdings Ltd.	27,295	678,601
Delfi Ltd.	22,000	18,700
DFI Retail Group Holdings Ltd.	16,600	50,393
=†Ezion Holdings Ltd.	288,390	0
Far East Orchard Ltd.	21,691	16,870
First Resources Ltd.	41,400	49,131
Food Empire Holdings Ltd.	18,200	13,950
Frasers Property Ltd.	33,300	21,895
Frencken Group Ltd.	21,400	18,304
Fu Yu Corp. Ltd.	30,400	5,034
Genting Singapore Ltd.	65,700	55,451
Geo Energy Resources Ltd.	109,100	27,090
Golden Agri-Resources Ltd.	512,000	109,989
†Golden Energy & Resources Ltd.	47,500	35,439
Great Eastern Holdings Ltd.	2,900	38,170
GuocoLand Ltd.	27,500	32,663
Ho Bee Land Ltd.	12,200	20,631
Hong Fok Corp. Ltd.	19,800	15,222
Hong Leong Asia Ltd.	17,600	8,958
Hotel Grand Central Ltd.	19,945	13,482
Hour Glass Ltd.	21,300	34,932
Hutchison Port Holdings Trust	478,100	89,549
=†Hyflux Ltd.	16,000	0
iFAST Corp. Ltd.	6,500	24,059
Indofood Agri Resources Ltd.	26,500	6,173
Japfa Ltd.	41,800	7,239
Kenon Holdings Ltd.	1,036	30,484
Keppel Corp. Ltd.	33,400	141,707

LVIP Dimensional International Core Equity Fund–37

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Keppel Infrastructure Trust	184,616	$ 72,967
=†Midas Holdings Ltd.	143,100	0
†mm2 Asia Ltd.	118,600	3,743
Nanofilm Technologies International Ltd.	17,800	21,693
NETLINK NBN TRUST	101,100	65,418
Olam Group Ltd.	52,900	62,716
OUE Ltd.	20,900	18,691
Oversea-Chinese Banking Corp. Ltd.	44,013	410,280
Oxley Holdings Ltd.	104,878	11,076
Propnex Ltd.	8,400	12,199
Q&M Dental Group Singapore Ltd.	30,500	7,351
QAF Ltd.	12,400	7,920
Raffles Medical Group Ltd.	63,213	70,876
†SATS Ltd.	15,611	32,853
SBS Transit Ltd.	4,800	9,847
Sembcorp Industries Ltd.	75,500	249,152
†Sembcorp Marine Ltd.	1,821,740	163,501
Sheng Siong Group Ltd.	38,200	48,552
†SIA Engineering Co. Ltd.	9,600	16,271
SIIC Environment Holdings Ltd.	68,260	9,951
Silverlake Axis Ltd.	35,500	8,814
Sinarmas Land Ltd.	50,600	7,120
Singapore Airlines Ltd.	35,250	152,050
Singapore Exchange Ltd.	41,000	290,342
Singapore Land Group Ltd.	14,500	23,748
Singapore Technologies Engineering Ltd.	49,000	134,890
Singapore Telecommunications Ltd.	55,600	103,020
Stamford Land Corp. Ltd.	89,838	27,003
StarHub Ltd.	49,400	38,673
Thomson Medical Group Ltd.	181,300	9,168
Tuan Sing Holdings Ltd.	54,356	13,479
UMS Holdings Ltd.	34,531	28,952
United Overseas Bank Ltd.	20,762	465,672
UOB-Kay Hian Holdings Ltd.	39,419	42,144
UOL Group Ltd.	22,100	115,391
Venture Corp. Ltd.	10,000	133,094
Vicom Ltd.	4,200	5,902
Wilmar International Ltd.	126,200	399,816
Wing Tai Holdings Ltd.	34,200	38,327
		5,489,789
South Africa–0.00%
†Petra Diamonds Ltd.	9,008	8,370
		8,370
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain–2.45%
Acciona SA	1,767	$ 354,530
Acerinox SA	15,721	161,788
ACS Actividades de Construccion y Servicios SA	9,573	304,897
Aedas Homes SA	568	8,020
†Aena SME SA	348	56,275
Almirall SA	4,125	38,436
†Amadeus IT Group SA	9,638	646,551
†Amper SA	80,575	13,387
Applus Services SA	8,262	64,465
Atresmedia Corp. de Medios de Comunicacion SA	9,361	35,314
Banco Bilbao Vizcaya Argentaria SA	107,103	765,718
Banco Bilbao Vizcaya Argentaria SA ADR	99,375	700,594
Banco de Sabadell SA	427,409	459,653
Banco Santander SA	260,971	972,503
Bankinter SA	38,338	217,775
CaixaBank SA	56,189	219,247
Cellnex Telecom SA	3,255	126,579
Cia de Distribucion Integral Logista Holdings SA	4,601	114,806
CIE Automotive SA	3,832	110,291
Construcciones y Auxiliar de Ferrocarriles SA	1,158	32,165
†Distribuidora Internacional de Alimentacion SA	883,558	14,189
Ebro Foods SA	4,342	76,787
†eDreams ODIGEO SA	3,178	19,455
Elecnor SA	2,740	34,292
Enagas SA	15,887	305,280
Ence Energia y Celulosa SA	6,937	25,845
Endesa SA	10,378	225,408
Ercros SA	10,000	47,280
Faes Farma SA	23,525	80,413
Ferrovial SA	10,468	308,255
Fluidra SA	4,713	83,060
Fomento de Construcciones y Contratas SA	2,354	22,976
Gestamp Automocion SA	15,571	70,452
Global Dominion Access SA	7,450	29,167
†Grifols SA	10,130	100,269
Grupo Catalana Occidente SA	2,582	81,358
Iberdrola SA	43,983	547,931
Iberpapel Gestion SA	881	15,287
Indra Sistemas SA	10,647	144,103

LVIP Dimensional International Core Equity Fund–38

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Industria de Diseno Textil SA	15,125	$ 508,127
Laboratorios Farmaceuticos Rovi SA	1,704	71,147
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	29,773	32,047
Mapfre SA	89,119	179,607
†Mediaset Espana Comunicacion SA	5,784	18,881
†Melia Hotels International SA	10,355	66,906
Miquel y Costas & Miquel SA	1,868	24,594
Naturgy Energy Group SA	3,078	92,659
Neinor Homes SA	1,873	18,372
†Obrascon Huarte Lain SA	17,936	10,336
Pharma Mar SA	742	35,592
†Promotora de Informaciones SA Class A	23,606	9,306
Prosegur Cash SA	15,085	11,550
Prosegur Cia de Seguridad SA	21,566	42,776
†Realia Business SA	11,794	13,046
Red Electrica Corp. SA	16,123	283,705
Repsol SA	89,379	1,374,458
Sacyr SA	34,311	110,292
†Solaria Energia y Medio Ambiente SA	6,187	111,605
†Tecnicas Reunidas SA	591	6,479
Telefonica SA	279,650	1,204,400
Telefonica SA ADR	9,712	41,567
†Tubacex SA	8,167	21,567
Unicaja Banco SA	109,754	117,997
Vidrala SA	1,258	137,779
Viscofan SA	2,727	195,296
		12,374,892
Sweden–2.79%
AAK AB	1,378	24,950
AcadeMedia AB	8,341	41,468
AddLife AB Class B	4,272	38,802
AddNode Group AB Class B	4,360	52,479
AddTech AB Class B	8,076	150,088
AFRY AB	4,672	84,188
Alfa Laval AB	2,303	82,233
Alimak Group AB	5,120	36,455
†Alleima AB	4,855	23,984
Alligo AB Class B	927	10,896
Ambea AB	5,279	18,463
†Annehem Fastigheter AB Class B	2,992	5,488
AQ Group AB	373	13,798
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
ArcelorMittal SA	3,727	$ 112,914
†Arise AB	2,577	13,678
Arjo AB Class B	13,896	54,404
Assa Abloy AB Class B	4,869	116,625
Atlas Copco AB Class A	36,742	465,460
Atlas Copco AB Class B	20,952	241,005
Atrium Ljungberg AB Class B	1,884	30,776
†Attendo AB	8,480	24,246
Avanza Bank Holding AB	6,020	141,201
Axfood AB	3,690	90,112
BE Group AB	1,666	19,604
Beijer Alma AB Class B	3,471	69,144
Beijer Electronics Group AB	1,878	17,551
Beijer Ref AB	7,185	126,079
Bergman & Beving AB	2,044	25,287
Besqab AB	861	2,738
†Betsson AB Class B	9,414	89,587
Bilia AB Class A	7,797	96,302
Billerud AB	8,553	87,909
BioGaia AB Class B	5,145	45,442
Biotage AB	2,689	34,307
†Bjorn Borg AB	2,586	9,331
Boliden AB	10,840	425,841
Bonava AB Class B	6,842	14,432
Bravida Holding AB	10,775	121,884
Bufab AB	2,273	60,683
Bulten AB	815	6,938
Byggmax Group AB	4,180	14,836
Castellum AB	5,351	62,252
Catena AB	1,422	52,922
Cellavision AB	841	14,971
Clas Ohlson AB Class B	3,191	23,708
Cloetta AB Class B	16,221	34,207
Concentric AB	2,269	46,320
Coor Service Management Holding AB	6,389	40,714
Corem Property Group AB Class B	20,233	14,133
CTT Systems AB	561	10,549
Dios Fastigheter AB	3,818	25,380
Dometic Group AB	18,128	110,694
†Duni AB	3,070	27,686
†Dustin Group AB	4,792	17,526
Eastnine AB	1,862	17,940
Elanders AB Class B	1,811	28,162
Electrolux AB Class B	12,581	152,915
Electrolux Professional AB Class B	11,611	60,872
Elekta AB Class B	10,415	79,592
†Eltel AB	11,132	8,945
†Enea AB	1,287	12,177
Epiroc AB Class A	10,326	204,971

LVIP Dimensional International Core Equity Fund–39

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Epiroc AB Class B	5,327	$ 90,828
Essity AB Class A	759	21,944
Essity AB Class B	6,915	197,519
Evolution AB	501	67,123
Fabege AB	4,072	31,233
Fagerhult AB	6,695	39,993
†Fastighets AB Balder Class B	7,896	32,441
Fastighets AB Trianon Class B	1,416	2,407
FastPartner AB Class A	1,287	7,435
†Ferronordic AB	578	4,745
Fortnox AB	12,538	85,789
G5 Entertainment AB	477	9,869
GARO AB	2,571	18,960
Getinge AB Class B	4,677	114,064
Granges AB	9,560	91,203
H & M Hennes & Mauritz AB Class B	16,057	229,576
Hanza AB	2,312	17,083
Heba Fastighets AB Class B	1,368	3,763
Hexagon AB Class B	10,304	118,593
Hexatronic Group AB	10,753	122,708
Hexpol AB	4,394	54,428
HMS Networks AB	2,098	85,733
Holmen AB Class B	1,974	76,102
Hufvudstaden AB Class A	3,015	40,896
†Humana AB	3,911	5,562
Husqvarna AB Class A	1,491	12,916
Husqvarna AB Class B	16,090	139,658
Indutrade AB	6,442	137,092
Instalco AB	8,466	40,895
Intrum AB	4,424	47,680
Inwido AB	6,076	64,742
†ITAB Shop Concept AB	1,500	1,768
JM AB	3,305	54,841
Kabe Group AB Class B	418	8,492
†Karnov Group AB	3,802	19,871
Kindred Group PLC SDR	17,043	190,847
KNOW IT AB	1,633	32,483
Lagercrantz Group AB Class B	11,514	144,184
Lifco AB Class B	5,381	116,028
Lime Technologies AB	395	8,776
Lindab International AB	6,964	106,717
Loomis AB	6,231	213,478
Medicover AB Class B	2,085	33,704
MEKO AB	2,222	26,428
†Midsona AB Class B	1,338	1,067
MIPS AB	1,818	92,188
Modern Times Group MTG AB Class B	6,589	47,906
†Momentum Group AB	927	7,190
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Munters Group AB	4,974	$ 45,945
Mycronic AB	3,915	96,295
NCAB Group AB	6,123	36,122
NCC AB Class B	8,244	73,121
Nederman Holding AB	1,654	27,028
†Neobo Fastigheter AB	2,316	2,785
†Net Insight AB Class B	38,456	21,563
New Wave Group AB Class B	5,098	87,439
Nibe Industrier AB Class B	5,130	58,477
Nobia AB	10,077	17,297
Nokian Renkaat Oyj	10,096	96,587
Nolato AB Class B	16,770	85,179
Nordic Waterproofing Holding AB	2,580	40,469
Nordnet AB publ	1,719	28,342
†Note AB	1,549	34,552
NP3 Fastigheter AB	753	13,587
Nyfosa AB	5,432	37,810
OEM International AB Class B	3,426	30,239
Orron Energy ab	2,834	3,725
†Ovzon AB	1,833	6,676
†OX2 AB	1,556	11,597
Peab AB Class B	14,960	74,931
Platzer Fastigheter Holding AB Class B	4,133	32,072
Pricer AB Class B	7,903	11,193
Proact IT Group AB	2,340	24,917
Probi AB	234	3,948
Ratos AB Class B	17,331	52,957
†RaySearch Laboratories AB	882	6,547
Rejlers AB	587	9,287
Resurs Holding AB	8,813	19,635
Rottneros AB	7,980	12,532
Saab AB Class B	1,118	67,920
Sagax AB Class B	1,757	40,499
Samhallsbyggnadsbolaget i Norden AB	23,162	31,668
Samhallsbyggnadsbolaget i Norden AB Class D	8,533	13,247
Sandvik AB	23,438	497,490
†Scandi Standard AB	5,314	26,579
†Scandic Hotels Group AB	8,740	29,420
†Sdiptech AB Class B	422	9,806
Sectra AB Class B	6,541	102,309
Securitas AB Class B	19,209	170,876
†Sensys Gatso Group AB	150,659	15,580
†Sinch AB	19,255	52,084
†Skandinaviska Enskilda Banken AB Class A	17,046	188,158
Skanska AB Class B	11,350	173,844
SKF AB Class A	1,577	31,156

LVIP Dimensional International Core Equity Fund–40

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
SKF AB Class B	10,336	$ 203,587
SkiStar AB	2,334	28,054
†Solid Forsakring AB	881	5,547
SSAB AB Class A	13,409	99,079
SSAB AB Class B	47,966	342,837
†Stendorren Fastigheter AB	889	14,844
†Stillfront Group AB	48,955	94,707
Svenska Cellulosa AB SCA Class A	1,121	14,921
Svenska Cellulosa AB SCA Class B	9,378	123,513
Svenska Handelsbanken AB Class A	19,294	167,103
Svenska Handelsbanken AB Class B	1,909	20,472
Sweco AB Class B	6,900	87,634
Swedbank AB Class A	9,886	162,571
†Swedish Orphan Biovitrum AB	2,725	63,494
Systemair AB	5,564	46,795
Tele2 AB Class B	22,850	227,428
Telefonaktiebolaget LM Ericsson Class A	2,154	13,760
Telefonaktiebolaget LM Ericsson Class B	96,192	563,860
Telia Co. AB	59,501	151,089
Tethys Oil AB	1,814	9,559
TF Bank AB	714	9,191
Thule Group AB	3,991	98,442
Trelleborg AB Class B	6,807	193,738
Troax Group AB	3,047	63,287
VBG Group AB Class B	1,159	19,256
†Viaplay Group AB Class B	2,319	59,283
Vitec Software Group AB Class B	1,204	62,051
Vitrolife AB	3,026	62,917
Volati AB	837	7,589
Volvo AB Class A	7,400	159,173
Volvo AB Class B	48,270	994,682
Wallenstam AB Class B	5,579	21,115
Wihlborgs Fastigheter AB	9,872	75,648
		14,127,908
Switzerland–8.43%
ABB Ltd.	36,836	1,267,214
†Accelleron Industries AG	2,558	60,570
Adecco Group AG	12,474	454,366
Alcon, Inc.	12,774	903,092
Allreal Holding AG	1,177	198,642
ALSO Holding AG	544	110,741
†Aluflexpack AG	1,925	39,849
†ams-OSRAM AG	20,315	158,309
APG SGA SA	98	19,012
Arbonia AG	5,155	62,087
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
†Aryzta AG	71,951	$ 122,371
Ascom Holding AG	1,382	12,180
†Autoneum Holding AG	251	37,433
Baloise Holding AG	3,626	564,627
Banque Cantonale de Geneve	199	42,630
Banque Cantonale Vaudoise	2,070	195,338
Barry Callebaut AG	165	349,597
†Basilea Pharmaceutica AG	729	39,965
†Bell Food Group AG	177	54,291
Bellevue Group AG	933	33,661
Berner Kantonalbank AG	447	111,878
BKW AG	1,119	175,939
Bossard Holding AG Class A	510	128,898
Bucher Industries AG	517	241,807
Burckhardt Compression Holding AG	258	160,420
Burkhalter Holding AG	316	30,119
Bystronic AG	97	69,988
Calida Holding AG	290	13,302
Carlo Gavazzi Holding AG	46	15,623
Cembra Money Bank AG	2,651	208,637
Chocoladefabriken Lindt & Spruengli AG	2	236,872
†Cicor Technologies Ltd.	245	12,184
Cie Financiere Richemont SA Class A	6,804	1,091,063
Cie Financiere Tradition SA	107	13,494
†Clariant AG	21,439	355,659
†Coca-Cola HBC AG	4,962	135,836
†Coltene Holding AG	332	26,155
Comet Holding AG	590	164,110
Credit Suisse Group AG	29,567	26,552
Credit Suisse Group AG ADR	34,009	30,261
Daetwyler Holding AG	538	111,118
DKSH Holding AG	2,900	233,799
dormakaba Holding AG	215	91,984
†Dufry AG	6,405	285,653
†EFG International AG	9,157	89,756
Emmi AG	169	169,521
EMS-Chemie Holding AG	148	122,341
Energiedienst Holding AG	556	25,219
†Evolva Holding SA	58,889	4,945
Feintool International Holding AG	837	21,315
Fenix Outdoor International AG	263	21,843
†Flughafen Zurich AG	1,637	299,924
Forbo Holding AG	87	125,732
Galenica AG	4,335	366,731

LVIP Dimensional International Core Equity Fund–41

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
†GAM Holding AG	14,490	$ 8,805
Geberit AG	981	547,837
Georg Fischer AG	6,060	471,652
Givaudan SA	215	699,779
Glencore PLC	312,944	1,800,747
Gurit Holding AG Class BR	240	21,719
Helvetia Holding AG	2,865	399,348
†HOCHDORF Holding AG	78	1,952
†Holcim AG	13,361	861,668
Huber & Suhner AG	1,300	111,634
Hypothekarbank Lenzburg AG	7	33,204
Implenia AG	1,019	42,762
†Ina Invest Holding AG	203	3,994
Inficon Holding AG	151	163,760
Interroll Holding AG	41	147,330
Intershop Holding AG	54	39,285
Investis Holding SA	307	33,218
Julius Baer Group Ltd.	13,400	915,333
†Jungfraubahn Holding AG	551	80,095
Kardex Holding AG	617	134,228
Komax Holding AG	334	93,767
Kudelski SA	1,531	3,327
Kuehne & Nagel International AG	1,883	560,823
Landis & Gyr Group AG	1,668	128,382
LEM Holding SA	42	90,248
Liechtensteinische Landesbank AG	961	61,654
Logitech International SA	12,622	733,582
Lonza Group AG	785	472,570
Luzerner Kantonalbank AG	284	125,557
Medacta Group SA	449	48,733
Medmix AG	1,270	26,552
Metall Zug AG Class B	22	45,565
Mobilezone Holding AG	3,672	60,062
Mobimo Holding AG	595	155,150
†Molecular Partners AG	2,353	13,878
Nestle SA	37,663	4,592,269
Novartis AG	17,714	1,626,473
Novartis AG ADR	12,598	1,159,016
†Novavest Real Estate AG	237	10,361
OC Oerlikon Corp. AG	14,129	80,115
†Orascom Development Holding AG	824	6,574
Orior AG	492	43,730
Partners Group Holding AG	650	612,120
Peach Property Group AG	389	5,205
Phoenix Mecano AG	34	14,332
Plazza AG Class A	93	31,713
PSP Swiss Property AG	2,046	232,833
Rieter Holding AG	353	36,965
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Roche Holding AG	10,477	$ 2,999,786
Romande Energie Holding SA	25	31,559
Schaffner Holding AG	33	9,774
Schindler Holding AG	715	151,307
Schweiter Technologies AG	88	66,499
†Sensirion Holding AG	798	87,687
SFS Group AG	1,485	192,744
SGS SA	190	419,092
†Siegfried Holding AG	367	270,018
†Siemens Energy AG	15,490	341,577
†SIG Group AG	19,540	503,413
Sika AG	1,773	497,318
†Softwareone Holding AG	7,974	113,753
Sonova Holding AG	1,791	528,324
St Galler Kantonalbank AG	243	130,793
Stadler Rail AG	1,091	42,659
STMicroelectronics NV	14,806	788,918
Straumann Holding AG	2,402	360,263
Sulzer AG	1,270	107,702
Swatch Group AG	2,899	476,601
Swiss Life Holding AG	969	597,976
Swiss Prime Site AG	6,112	508,259
Swiss Re AG	7,071	726,428
†Swiss Steel Holding AG	99,178	14,157
Swisscom AG	1,723	1,099,570
Swissquote Group Holding SA	868	169,531
Temenos AG	4,312	300,055
TX Group AG	202	23,659
†u-blox Holding AG	564	78,823
UBS Group AG	41,636	886,139
Valiant Holding AG	1,418	152,443
VAT Group AG	1,280	462,443
Vaudoise Assurances Holding SA	70	34,750
Vetropack Holding AG	950	47,861
Vontobel Holding AG	2,352	152,631
VP Bank AG Class A	349	37,381
VZ Holding AG	1,034	84,924
†V-ZUG Holding AG	220	19,861
Walliser Kantonalbank	94	11,198
Warteck Invest AG	8	18,012
Ypsomed Holding AG	215	45,292
Zehnder Group AG	646	52,804
Zug Estates Holding AG Class B	24	45,380
Zuger Kantonalbank AG	9	77,119
Zurich Insurance Group AG	2,797	1,340,318
		42,641,360

LVIP Dimensional International Core Equity Fund–42

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan–0.01%
†FIT Hon Teng Ltd.	117,000	$ 27,441
		27,441
United Arab Emirates–0.01%
†Borr Drilling Ltd.	2,631	19,943
=†NMC Health PLC	2,337	0
†Shelf Drilling Ltd.	6,266	15,126
		35,069
United Kingdom–11.91%
4imprint Group PLC	2,541	151,243
†888 Holdings PLC	14,760	9,466
†accesso Technology Group PLC	1,549	13,261
Admiral Group PLC	5,253	131,908
AG Barr PLC	6,257	38,857
Airtel Africa PLC	62,037	81,386
AJ Bell PLC	20,836	88,728
Alfa Financial Software Holdings PLC	4,940	8,318
Alliance Pharma PLC	27,699	23,577
Anglo American PLC	39,088	1,300,125
Anglo-Eastern Plantations PLC	1,229	12,454
†Ascential PLC	18,868	56,094
Ashmore Group PLC	20,103	59,467
Ashtead Group PLC	10,564	648,681
†ASOS PLC	2,441	24,789
Associated British Foods PLC	8,573	205,734
†Aston Martin Lagonda Global Holdings PLC	7,485	21,054
AstraZeneca PLC	251	34,777
AstraZeneca PLC ADR	12,429	862,697
Auto Trader Group PLC	44,810	341,797
Aviva PLC	80,505	402,133
Avon Rubber PLC	1,962	22,424
B&M European Value Retail SA	48,122	286,700
†Babcock International Group PLC	42,799	158,107
BAE Systems PLC	34,254	414,341
Bakkavor Group PLC	16,224	20,854
Balfour Beatty PLC	49,129	225,695
Bank of Georgia Group PLC	3,870	131,437
Barclays PLC	289,426	520,939
Barratt Developments PLC	58,404	336,102
Beazley PLC	20,261	149,819
Begbies Traynor Group PLC	6,705	10,544
Bellway PLC	10,220	278,377
Berkeley Group Holdings PLC	5,368	278,105
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Bloomsbury Publishing PLC	5,977	$ 32,885
Bodycote PLC	13,509	108,688
†boohoo Group PLC	35,966	26,440
BP PLC	284,253	1,796,626
BP PLC ADR	45,605	1,730,254
Braemar PLC	3,535	13,191
British American Tobacco PLC	24,554	860,725
British American Tobacco PLC ADR	4,745	166,644
Britvic PLC	20,631	227,213
BT Group PLC	477,604	860,321
Bunzl PLC	4,747	179,306
Burberry Group PLC	11,379	364,353
Bytes Technology Group PLC	15,877	76,071
Camellia PLC	76	4,660
†Capita PLC	105,348	47,564
Capricorn Energy PLC	47,847	137,819
†Card Factory PLC	28,435	30,668
†Carnival PLC	1,149	10,363
†Carnival PLC ADR	2,117	19,371
Carr's Group PLC	4,050	6,422
†Cazoo Group Ltd.	155	386
Central Asia Metals PLC	13,232	38,604
Centrica PLC	449,453	588,619
Chemring Group PLC	20,014	69,082
Chesnara PLC	13,328	49,453
Clarkson PLC	579	22,083
Close Brothers Group PLC	12,123	135,201
CMC Markets PLC	11,645	25,254
Coats Group PLC	84,286	76,630
Coca-Cola Europacific Partners PLC	5,883	348,075
Compass Group PLC	11,840	297,557
Computacenter PLC	6,315	167,481
ConvaTec Group PLC	44,543	125,870
†Costain Group PLC	7,704	5,179
Cranswick PLC	2,938	109,361
Crest Nicholson Holdings PLC	28,366	76,447
Croda International PLC	2,019	162,274
Currys PLC	84,982	61,917
CVS Group PLC	4,289	98,058
†De La Rue PLC	5,613	3,580
†Deliveroo PLC	23,041	26,007
Devro PLC	15,625	63,222
DFS Furniture PLC	17,021	28,598
Diageo PLC	15,003	669,578
Diageo PLC ADR	4,469	809,693
†Dignity PLC	2,479	16,225
Diploma PLC	2,649	92,232

LVIP Dimensional International Core Equity Fund–43

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Direct Line Insurance Group PLC	100,129	$ 170,096
DiscoverIE Group PLC	4,227	40,203
Diversified Energy Co. PLC	15,850	18,497
Domino's Pizza Group PLC	23,734	83,687
dotdigital group plc	7,254	8,544
Dr Martens PLC	11,273	19,768
Drax Group PLC	31,091	233,534
DS Smith PLC	92,410	359,782
Dunelm Group PLC	9,635	131,337
DWF Group plc	15,197	12,560
†easyJet PLC	15,233	97,354
EKF Diagnostics Holdings PLC	5,002	1,913
†Elementis PLC	50,751	74,564
EMIS Group PLC	3,771	69,779
Endeavour Mining PLC	14,556	350,787
Energean PLC	5,026	80,725
†EnQuest PLC	185,362	42,470
Epwin Group PLC	9,797	8,702
†Ergomed PLC	553	6,931
†Esken Ltd.	7,351	482
Essentra PLC	15,514	37,135
=†πEvraz PLC	20,000	0
Experian PLC	19,781	651,343
FDM Group Holdings PLC	7,488	66,970
Ferguson PLC	297	39,724
Ferrexpo PLC	25,210	36,686
Fevertree Drinks PLC	3,109	49,245
Firstgroup PLC	55,434	70,510
†FLEX LNG Ltd.	1,650	54,488
Forterra PLC	15,583	38,177
Foxtons Group PLC	30,068	14,929
†Frasers Group PLC	16,643	159,631
†Frontier Developments PLC	992	5,761
Fuller Smith & Turner PLC Class A	2,606	14,949
Future PLC	2,584	37,140
Galliford Try Holdings PLC	7,192	15,295
Games Workshop Group PLC	2,676	318,740
Gamma Communications PLC	4,520	60,624
Gem Diamonds Ltd.	5,209	1,679
Genel Energy Plc	15,768	22,758
Genuit Group PLC	10,895	37,498
†Georgia Capital PLC	2,757	26,698
Gooch & Housego PLC	1,112	6,152
Goodwin PLC	290	13,397
Grainger PLC	57,793	166,114
†Greencore Group PLC	40,405	40,498
Greggs PLC	10,010	343,752
GSK PLC	18,201	321,599
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Gulf Keystone Petroleum Ltd.	21,757	$ 39,132
†Gym Group PLC	10,516	11,961
H&T Group PLC	1,906	9,886
Haleon PLC	37,711	212,147
Halfords Group PLC	18,444	39,771
Halma PLC	5,446	150,345
Harbour Energy PLC	18,291	61,985
Hargreaves Lansdown PLC	15,076	149,350
Harworth Group PLC	15,020	20,104
Hays PLC	93,860	129,892
Headlam Group PLC	2,792	10,470
Helical PLC	8,670	32,086
†Helios Towers PLC	56,888	72,929
Henry Boot PLC	9,398	25,853
Hill & Smith PLC	3,711	61,494
Hilton Food Group PLC	5,422	46,415
Hiscox Ltd.	14,388	196,869
Hochschild Mining PLC	22,075	23,036
Hollywood Bowl Group PLC	7,810	22,448
Howden Joinery Group PLC	41,576	358,988
HSBC Holdings PLC ADR	43,094	1,470,798
HSBC Holdings PLC (London Shares)	30,517	207,409
Hunting PLC	13,315	38,764
†Hyve Group PLC	16,431	22,823
Ibstock PLC	28,431	60,500
IMI PLC	20,054	379,598
Impax Asset Management Group PLC	5,561	55,096
Imperial Brands PLC	29,271	673,106
Inchcape PLC	32,613	312,619
†Indivior PLC	11,618	198,450
Informa PLC	29,384	251,864
IntegraFin Holdings PLC	14,064	47,190
InterContinental Hotels Group PLC	412	26,972
InterContinental Hotels Group PLC ADR	3,029	201,731
†International Consolidated Airlines Group SA	7,894	14,747
International Distributions Services PLC	77,199	213,775
Intertek Group PLC	3,801	190,372
Investec PLC	47,817	265,360
iomart Group PLC	7,195	11,041
†IQE PLC	49,556	16,567
ITV PLC	323,959	332,733
†IWG PLC	61,700	125,260
†J D Wetherspoon PLC	4,879	43,034
J Sainsbury PLC	116,451	400,729
†James Fisher & Sons PLC	3,307	11,831

LVIP Dimensional International Core Equity Fund–44

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
James Halstead PLC	11,698	$ 26,408
JD Sports Fashion PLC	100,803	221,991
JET2 PLC	4,940	80,566
†John Wood Group PLC	59,570	147,491
Johnson Matthey PLC	11,170	273,847
Johnson Service Group PLC	23,518	35,510
Jupiter Fund Management PLC	34,225	57,392
Just Group PLC	95,906	101,569
Kainos Group PLC	5,993	102,449
Keller Group PLC	6,436	53,909
†Kier Group PLC	20,024	16,846
†Kin & Carta PLC	6,598	6,292
Kingfisher PLC	132,096	427,001
Lancashire Holdings Ltd.	17,047	116,336
Legal & General Group PLC	155,147	458,863
†Liberty Global PLC Class A	1,294	25,233
†Liberty Global PLC Class C	3,168	64,564
Liontrust Asset Management PLC	1,626	20,567
Lloyds Banking Group PLC	725,888	426,784
Lloyds Banking Group PLC ADR	169,630	393,542
London Stock Exchange Group PLC	2,546	247,292
Lookers PLC	29,788	30,242
LSL Property Services PLC	6,396	21,461
Luceco PLC	14,452	21,821
Macfarlane Group PLC	14,596	19,266
Man Group PLC	128,131	373,274
†Marks & Spencer Group PLC	156,383	322,615
Marshalls PLC	11,365	43,910
†Marston's PLC	45,699	20,216
†McBride PLC	15,062	5,175
ME GROUP INTERNATIONAL PLC	14,970	23,176
Mears Group PLC	12,639	30,949
Medica Group PLC	7,239	13,931
Mediclinic International PLC	36,094	221,470
Melrose Industries PLC	175,324	361,089
†Metro Bank PLC	6,365	8,339
Midwich Group PLC	1,736	10,708
†Mitchells & Butlers PLC	24,688	50,164
Mitie Group PLC	80,923	81,900
MJ Gleeson PLC	2,085	11,111
Mondi PLC	17,148	272,259
Moneysupermarket.com Group PLC	35,323	108,500
Morgan Advanced Materials PLC	24,596	86,403
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Morgan Sindall Group PLC	3,198	$ 66,874
Mortgage Advice Bureau Holdings Ltd.	3,472	31,780
†Motorpoint group PLC	3,394	5,652
MP Evans Group PLC	2,058	22,508
†N Brown Group PLC	7,054	2,478
†National Express Group PLC	43,564	65,399
National Grid PLC	6,106	82,596
National Grid PLC ADR	5,177	351,984
NatWest Group PLC	80,981	264,243
NCC Group PLC	15,754	19,862
Next Fifteen Communications Group PLC	4,840	50,034
Next PLC	3,812	309,838
Nichols PLC	578	8,057
Norcros PLC	5,059	11,608
Numis Corp. PLC	6,867	18,234
†Ocado Group PLC	2,911	19,275
†Odfjell Technology Ltd.	1,683	8,569
†On the Beach Group PLC	10,599	18,835
OSB Group PLC	32,094	191,983
Oxford Instruments PLC	3,404	105,189
Pagegroup PLC	30,187	169,953
Pan African Resources PLC	117,245	23,980
PayPoint PLC	4,583	25,719
Pearson PLC	19,586	204,966
Pearson PLC ADR	512	5,350
†Pendragon PLC	139,742	28,530
Pennon Group PLC	12,046	130,157
Persimmon PLC	16,967	263,459
†Petrofac Ltd.	31,142	30,253
Pets at Home Group PLC	41,674	189,699
†Pharos Energy PLC	14,884	4,113
Phoenix Group Holdings PLC	35,739	241,468
†Playtech PLC	19,897	129,287
Polar Capital Holdings PLC	4,376	24,427
Porvair PLC	1,608	11,902
PPHE Hotel Group Ltd.	770	10,924
Premier Foods PLC	53,193	79,702
Prudential PLC	11,935	163,410
Prudential PLC ADR	99	2,707
PZ Cussons PLC	17,088	39,040
QinetiQ Group PLC	33,003	132,587
†Rank Group PLC	8,180	7,420
Reach PLC	25,344	23,542
Reckitt Benckiser Group PLC	5,114	389,060
Redde Northgate PLC	22,698	96,741
Redrow PLC	25,611	151,492

LVIP Dimensional International Core Equity Fund–45

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
RELX PLC	8,237	$ 266,776
RELX PLC ADR	17,341	562,542
Renew Holdings PLC	2,294	19,130
†Renewi PLC	5,538	41,461
Renishaw PLC	1,586	80,288
Rentokil Initial PLC	53,152	388,464
†Restaurant Group PLC	41,294	20,750
Ricardo PLC	2,769	18,895
Rightmove PLC	33,528	233,376
Rio Tinto PLC	12,483	847,320
Rio Tinto PLC ADR	17,569	1,205,233
Robert Walters PLC	3,858	21,417
†Rolls-Royce Holdings PLC	140,122	258,085
Rotork PLC	43,440	169,266
RS GROUP PLC	16,582	187,481
RWS Holdings PLC	5,347	19,722
Sabre Insurance Group PLC	12,837	17,894
†Saga PLC	13,212	21,726
Sage Group PLC	11,769	112,940
=†Savannah Energy PLC	28,585	9,256
Savills PLC	12,100	147,651
Schroders PLC	26,763	152,615
Senior PLC	33,287	64,469
Serco Group PLC	95,919	181,511
Serica Energy PLC	15,438	42,508
Severfield PLC	10,593	7,984
Severn Trent PLC	5,742	203,973
Shell PLC	58,563	1,668,962
Shell PLC ADR	87,456	5,032,218
†SIG PLC	58,377	31,577
Smart Metering Systems PLC	5,485	50,206
Smith & Nephew PLC	7,796	108,369
Smith & Nephew PLC ADR	3,380	94,336
Smiths Group PLC	16,898	358,386
Softcat PLC	8,387	134,726
Spectris PLC	3,913	177,538
Speedy Hire PLC	45,398	18,845
Spirax-Sarco Engineering PLC	1,773	260,317
†Spire Healthcare Group PLC	26,170	68,602
Spirent Communications PLC	35,761	76,866
SSE PLC	16,128	359,878
†SSP Group PLC	37,225	113,011
St. James's Place PLC	2,140	32,112
†Staffline Group PLC	10,355	4,471
Standard Chartered PLC	69,090	523,637
SThree PLC	11,172	57,401
=†Studio Retail Group PLC	3,000	798
STV Group PLC	2,471	7,608
Subsea 7 SA	8,064	95,725
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†Superdry PLC	2,865	$ 3,832
Synthomer PLC	23,821	34,526
Tate & Lyle PLC	21,159	204,924
Tatton Asset Management PLC	5,219	28,848
Taylor Wimpey PLC	214,625	315,750
Telecom Plus PLC	4,472	104,265
Tesco PLC	188,088	616,633
TI Fluid Systems PLC	14,153	18,751
Topps Tiles PLC	15,052	8,467
TORM PLC Class A	3,804	116,985
TP ICAP Group PLC	56,555	125,649
TT Electronics PLC	12,612	29,125
†Tullow Oil PLC	65,046	25,293
Tyman PLC	15,851	47,027
Unilever PLC	25,986	1,348,164
United Utilities Group PLC	13,466	176,236
Vanquis Banking Group PLC	16,016	46,864
Vertu Motors PLC	36,292	26,843
Vesuvius PLC	14,492	73,986
Victrex PLC	4,142	81,799
VIDENDUM PLC	2,446	26,725
Virgin Money U.K. PLC	101,303	183,084
Vistry Group PLC	18,196	176,068
Vodafone Group PLC	635,457	700,971
Vodafone Group PLC ADR	18,239	201,359
Volex PLC	4,256	11,340
Volution Group PLC	3,468	18,529
Vp PLC	1,013	8,423
†Watches of Switzerland Group PLC	18,564	187,239
Watkin Jones PLC	10,791	11,821
Weir Group PLC	9,625	220,811
WH Smith PLC	9,159	169,537
Whitbread PLC	9,073	335,168
Wincanton PLC	9,853	26,254
†Wise PLC	2,898	19,455
WPP PLC	21,735	258,232
WPP PLC ADR	421	25,058
†Xaar PLC	886	2,289
XP Power Ltd.	694	17,422
Young & Co.'s Brewery PLC Class A	2,151	27,225
Zotefoams PLC	3,613	17,293
		60,260,886
United States–0.25%
ADTRAN Holdings, Inc.	4,117	65,131
†Frontage Holdings Corp.	64,000	19,289
GSK PLC	20,604	733,090
†Noble Corp. PLC	1,131	44,125
Primo Water Corp.	8,293	127,315
†REC Silicon ASA	10,625	17,713

LVIP Dimensional International Core Equity Fund–46

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Waste Connections, Inc.	1,854	$ 257,836
		1,264,499
Total Common Stock (Cost $446,391,497)		498,484,232
ΔCONVERTIBLE PREFERRED STOCK–0.01%
Germany–0.01%
†Dr. Ing. h.c. F. Porsche AG	333	42,740
Total Convertible Preferred Stock (Cost $40,749)		42,740
ΔPREFERRED STOCKS–0.49%
Germany–0.49%
Bayerische Motoren Werke AG 6.18%	1,360	139,017
Draegerwerk AG & Co. KGaA 0.45%	847	38,954
Fuchs Petrolub SE 2.75%	5,147	209,866
Henkel AG & Co. KGaA 2.58%	2,634	206,068
Jungheinrich AG 2.11%	4,759	166,378
Porsche Automobil Holding SE 4.84%	3,982	228,595
Sartorius AG 0.37%	686	289,119
Schaeffler AG 7.15%	9,333	71,077
Sixt SE 4.96%	1,325	107,681
STO SE & Co. KGaA 2.93%	210	38,816
Villeroy & Boch AG 4.65%	830	19,533
Volkswagen AG 21.22%	7,239	987,923
Total Preferred Stocks (Cost $2,749,744)		2,503,027
ΔRIGHTS–0.00%
Austria–0.00%
=†S Immo AG	2,366	0
=†Strabag SE	1,593	0
		0
	Number of Shares	Value (U.S. $)
ΔRIGHTS (continued)
Sweden–0.00%
=†Besqab AB	1,722	$ 996
		996
Total Rights (Cost $2,606)		996
ΔWARRANTS–0.00%
Australia–0.00%
=†Decmil Group Ltd. exp 9/06/23 exercise price AUD 1.0000	1,097	0
		0
Italy–0.00%
=†Webuild SpA exp 8/02/30 exercise price EUR 1.0000	746	0
		0
Singapore–0.00%
=†Ezion Holdings Ltd. exp 4/16/23 exercise price SGD 0.2763	26,754	0
		0
Total Warrants (Cost $0)		0

MONEY MARKET FUND–0.01%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.70%)	32,810	32,810
Total Money Market Fund (Cost $32,810)		32,810

TOTAL INVESTMENTS–99.01% (Cost $449,217,406)	501,063,805
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.99%	4,999,276
NET ASSETS APPLICABLE TO 44,353,615 SHARES OUTSTANDING–100.00%	$506,063,081

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At March 31, 2023, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP Dimensional International Core Equity Fund–47

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Evraz PLC	5/7/2015	$63,743	$0
Raven Property Group Ltd.	7/26/2005	11,879	0
Total		$75,622	$—

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
EUR–Euro
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
LNG–Liquefied Natural Gas
SDR–Swedish Depositary Receipt
SGD–Singapore Dollar
See accompanying notes.
LVIP Dimensional International Core Equity Fund–48

LVIP Dimensional International Core Equity Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional International Core Equity Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Dimensional International Core Equity Fund–49

LVIP Dimensional International Core Equity Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$2,484,031	$29,619,014	$14,790	$32,117,835
Austria	166,617	2,804,200	—	2,970,817
Belgium	232,734	6,028,348	—	6,261,082
Britain	40,189	199,146	—	239,335
Canada	53,124,364	80,128	—	53,204,492
Chile	—	150,099	—	150,099
China	5,748	307,568	—	313,316
Denmark	526,927	12,272,323	—	12,799,250
Faeroe Islands	—	284,683	—	284,683
Finland	201,421	7,404,935	—	7,606,356
France	836,116	40,710,678	—	41,546,794
Georgia	64,384	—	—	64,384
Germany	761,612	33,701,700	—	34,463,312
Greenland	—	670,974	—	670,974
Guernsey	—	—	—*	—
Hong Kong	138,838	11,061,343	115	11,200,296
Ireland	1,496,050	3,569,500	—	5,065,550
Isle Of Man	—	157,528	—	157,528
Israel	638,100	3,437,244	—	4,075,344
Italy	160,575	11,495,506	—	11,656,081
Japan	371,519	108,940,607	—	109,312,126
Jersey	47,602	143,946	—	191,548
Jordan	—	227,254	—	227,254
Luxembourg	167,769	1,223,968	—	1,391,737
Macau	—	124,323	—	124,323
Malta	—	8,119	—	8,119
Mexico	—	70,890	—	70,890
Mongolia	—	18,988	—	18,988
Netherlands	4,231,936	14,605,584	—	18,837,520
New Zealand	93,840	1,665,940	—	1,759,780
Norway	380,433	3,567,983	—	3,948,416
Philippines	—	8,643	—	8,643
Portugal	7,971	1,499,175	—	1,507,146
Singapore	136,733	5,353,056	—*	5,489,789
South Africa	—	8,370	—	8,370
Spain	1,019,054	11,355,838	—	12,374,892
Sweden	505,094	13,622,814	—	14,127,908
Switzerland	3,984,830	38,656,530	—	42,641,360
Taiwan	—	27,441	—	27,441
United Arab Emirates	19,943	15,126	—*	35,069
United Kingdom	19,849,612	40,401,220	10,054	60,260,886
United States	1,162,366	102,133	—	1,264,499
Convertible Preferred Stock	—	42,740	—	42,740
Preferred Stocks
Germany	19,533	2,483,494	—	2,503,027
Rights	—	—	996	996
Warrants	—	—	—*	—
Money Market Fund	32,810	—	—	32,810
Total Investments	$92,908,751	$408,129,099	$25,955	$501,063,805

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended March 31, 2023, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at March 31, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Dimensional International Core Equity Fund–50